                                                 Registration File No. 333-76931
                                                                        811-9075
          As filed with the Securities and Exchange Commission on April 28, 2003
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C., 20549

                                     -------

                                    FORM N-6
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                      [X]
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]


                                    --------
                         POST-EFFECTIVE AMENDMENT NO. 5                    [X]
                      ON FORM N-6 TO REGISTRATION STATEMENT
                                   ON FORM S-6
                                    --------

                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 3                           [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              LLAC VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               (NAME OF DEPOSITOR)
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 357-9500

                                JOHN A. TYMOCHKO
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                      -----

Copies to:
JOAN E. BOROS, ESQ.                       WILLIAM J. O'CONNELL, ESQ.
CHRISTOPHER S. PETITO                     ASSISTANT GENERAL COUNSEL AND
JORDEN BURT, LLP                          ASSISTANT SECRETARY
1025 THOMAS JEFFERSON ST., N.W.           LIBERTY LIFE ASSURANCE COMPANY
WASHINGTON, D.C.  20007-5201              OF BOSTON
                                          175 BERKELEY ST.
                                          BOSTON, MASSACHUSETTS 02117

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

  It is proposed that this filing will become effective (check appropriate box)

   [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

   [X] On May 1, 2003 pursuant to paragraph (b) of Rule 485.

   [ ] 60 days after filing pursuant to paragraph (a) of Rule 485.

   [ ] On [date] pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    --------

                      TITLE OF SECURITIES BEING REGISTERED:

Variable portion of flexible premium variable life insurance contracts.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                    ISSUED BY
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                                 100 LIBERTY WAY
                           DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327

This prospectus describes Flexible Premium Variable Life Insurance Contracts (the "Contract" or "Contracts" ) offered by Liberty Life Assurance Company of Boston ("we" , "our" or "Liberty Life") for prospective insured persons who meet our Age and underwriting standards. The Contracts are designed to provide life insurance benefits for the Insured and investment opportunities for long-term financial objectives. This prospectus provides information that a prospective owner should know before investing in the Contracts. Please read this prospectus carefully and retain it for future reference.


The Contracts currently offer twenty-eight investment options, each of which is a Sub-Account of LLAC Variable Account of Liberty Life (the "Variable Account") and invests in a series (a "Portfolio") of the following investment companies:

AIM Variable Insurance Funds
The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Liberty Variable Investment Trust
MFS(R) Variable Insurance Trust
SteinRoe Variable Investment Trust

Please refer to the table starting on page 15 for a complete listing of the Portfolios in which the Sub-Accounts invest. Not all of the Sub-Accounts may be available under your Contract. This prospectus is valid only if accompanied by the current prospectuses for the Portfolios. IF ANY OF THOSE PROSPECTUSES ARE MISSING OR OUTDATED, PLEASE CALL OR WRITE TO US AT OUR SERVICE CENTER AT THE TELEPHONE NUMBER OR ADDRESS GIVEN ABOVE AND WE WILL SEND A REPLACEMENT OR CURRENT VERSION.


The Owner ("you") also can allocate all or a part of your Contract's value to the Fixed Account, which credits a specified rate of interest.

No claim is made that this variable life insurance contract is in any way similar or comparable to a systematic investment plan of a mutual fund.


In certain states the Contracts may be offered as group contracts with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise. The Contracts may not be available in all states.

It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or if you already own a variable life insurance contract.

THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The Date of this Prospectus is May 1, 2003

                                TABLE OF CONTENTS



                                                                                                   PAGE
                                                                                                   ----
Summary of Benefits, Risks & Characteristics of the Contracts                                         6
    Description and Benefits of the Contracts                                                         6
    Issuance and Underwriting                                                                         6
    Death Benefit                                                                                     6
    Choice of Death Benefit Options                                                                   6
    Coverage Guarantees                                                                               6
    Account Value                                                                                     6
    Multiple Investment Options                                                                       6
    Fixed Account                                                                                     6
    Flexibility                                                                                       6
    Transfers                                                                                         6
    Right to Return Period                                                                            6
    Surrender and Partial Withdrawals                                                                 7
    Loans                                                                                             7
    Assignment                                                                                        7
    Tax Benefits                                                                                      7
    Optional Insurance Benefits                                                                       7
    Risks of the Contracts                                                                            7
    Investment Performance                                                                            7
    Suitability                                                                                       7
    Risk of Lapse                                                                                     7
    Limitations on Access to Cash Value                                                               7
    Limitations on transfers among the Sub-Accounts and the Fixed Account                             7
    Impact of Loans                                                                                   7
    Adverse Tax Consequences                                                                          7
    Portfolio Company Risks                                                                           8
    Characteristics of the Contracts                                                                  8
Tables of Fees and Expenses                                                                           9
    Transaction Fees                                                                                  9
    Periodic Charges other than Portfolio Operating Expenses                                         10
    Optional Insurance Benefit Charges                                                               10
    Annual Portfolio Operating Expenses                                                              13
Description of Liberty Life and the Variable Account                                                 14
    Liberty Life Assurance Company of Boston                                                         14
    Variable Account                                                                                 14
    Safekeeping of the Variable Account's Assets                                                     14
    The Investment and Fixed Account Options                                                         14
    Voting Rights                                                                                    18
    Additions, Deletions, and Substitutions of Securities                                            19
    The Fixed Account                                                                                19
Purchasing a Contract                                                                                20
    Initial Premium                                                                                  20
    Contract Date                                                                                    20
    Face Amount                                                                                      20
    Subsequent Premiums                                                                              20
    Guaranteed Coverage Monthly Premium                                                              21
    Modified Endowment Contract                                                                      22
    Right to Return Contract                                                                         22

                                                                                                   PAGE
                                                                                                   ----
Account Value                                                                                        22
    General                                                                                          22
    Adjustments to Account Value                                                                     22
    Accumulation Units                                                                               23
    Accumulation Unit Value                                                                          23
    Postponement of Payments                                                                         23
Allocation of Net Premiums                                                                           24
    Initial Net Premium                                                                              24
    Subsequent Net Premiums                                                                          24
    Asset Allocation Models.                                                                         24
    Transfers of Account Value                                                                       25
    Transfers Authorized by Telephone                                                                25
    Dollar Cost Averaging                                                                            26
    Asset Rebalancing                                                                                26
Death Benefit and Optional Insurance Benefits                                                        26
    Death Benefit                                                                                    26
    Death Benefit Options                                                                            27
    Death Benefit at Attained Age 100                                                                28
    Change in the Face Amount                                                                        28
    Proceeds Options                                                                                 29
       - Option 1-Interest                                                                           29
       - Option 2-Fixed Amount                                                                       29
       - Option 3-Fixed Period                                                                       29
       - Option 4-Life Income, with or without a guarantee period                                    29
    Liberty Security Account(R)                                                                      29
    Optional Insurance Benefit Agreements                                                            29
       - Accelerated Death Benefit Agreement                                                         30
       - Waiver of Specified Monthly Premium                                                         30
       - Waiver of Monthly Deduction                                                                 30
       - Children's Protection Benefit                                                               30
       - Accidental Death and Dismemberment                                                          30
       - Primary Insured Term Insurance                                                              30
       - Level Term Insurance                                                                        30
       - Additional Insured Term Insurance                                                           31
Charges and Deductions                                                                               31
    Premium Expense Charge                                                                           31
    Separate Account Expense Charge                                                                  31
    Monthly Deduction                                                                                32
    Cost of Insurance Charge                                                                         32
    Contract Fee                                                                                     32
    Charges for Optional Benefit Agreements                                                          32
    Portfolio Expenses                                                                               32
    Transaction Fees                                                                                 33
    Withdrawal Charge                                                                                33
    Medical Waiver of Withdrawal Charge                                                              33
    Withdrawal Fee                                                                                   34
    Transfer Fee                                                                                     34
Contract Surrender and Partial Withdrawals                                                           34
    Surrender                                                                                        34
    Partial Withdrawals                                                                              34
       - Effect of Partial Withdrawal on Death Benefit                                               35
       - Allocating Partial Withdrawals among Sub-Accounts and the Fixed Account                     35

                                                                                                   PAGE
                                                                                                   ----
Loans                                                                                                35
    Availability of Loans                                                                            35
    Limitations                                                                                      35
    Interest                                                                                         35
    Effect of Loans                                                                                  35
    Loan Procedures                                                                                  36
Lapse and Reinstatement                                                                              36
    Lapse                                                                                            36
    Lapse Options                                                                                    36
    Reinstatement                                                                                    36
General Contract Provisions                                                                          37
    Ownership Rights                                                                                 37
    Beneficiary                                                                                      37
    Assignment                                                                                       37
    Periodic Reports                                                                                 37
Federal Income Tax Considerations                                                                    38
    Taxation of Liberty Life and the Variable Account                                                38
    Tax Status of the Contract                                                                       38
    Diversification Requirements                                                                     38
    Owner Control                                                                                    39
    Income Tax Treatment of Life Insurance Death Benefit Proceeds                                    39
    Accelerated Death Benefit                                                                        40
    Tax Deferral During Accumulation Period                                                          40
    Contracts Which Are MECs                                                                         40
    Characterization of a Contract as a MEC                                                          40
    Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs                          40
    Penalty Tax                                                                                      40
    Aggregation of Contracts                                                                         40
    Contracts Which Are Not MECs                                                                     40
    Tax Treatment of Withdrawals Generally                                                           40
    Certain Distributions Required by the Tax Law in the First 15 Contract Years                     40
    Tax Treatment of Loans                                                                           41
    Actions to Ensure Compliance with the Tax Law                                                    41
    Federal Income Tax Withholding                                                                   41
    Tax Advice                                                                                       41
Legal Proceedings                                                                                    41
Legal Matters                                                                                        41
Financial Statements                                                                                 41
Glossary of Terms used in the Prospectus                                                             42


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LIBERTY LIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

          SUMMARY OF BENEFITS, RISKS & CHARACTERISTICS OF THE CONTRACTS

The following is a summary of the benefits, risks and characteristics of the Contracts. It is only a summary. Additional information on the Contracts' benefits, risks and characteristics can be found in the later sections of this prospectus. Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 42 of this prospectus.

DESCRIPTION AND BENEFITS OF THE CONTRACTS

ISSUANCE AND UNDERWRITING. We will issue a Contract on the life of a prospective Insured who meets our Age and underwriting standards.

DEATH BENEFIT. The primary benefit of your Contract is life insurance coverage. While the Contract is in force, a Death Benefit will be paid to the Beneficiary when the Insured covered under the Contract dies. You or your Beneficiary may choose to receive the Death Benefit in a lump sum or under one of our proceeds options.

CHOICE OF DEATH BENEFIT OPTIONS. The Contract offers a choice of two Death Benefits. Under Option 1, the Death Benefit will not be less than the then current Face Amount of your Contract less any outstanding loans. Under Option 2, the Death Benefit will not be less than the sum of the then current Face Amount of your Contract and your Account Value, less any outstanding loans. Under either option, the Death Benefit may equal a multiple of the Account Value, if that amount would be greater than the amount described above.

COVERAGE GUARANTEES. During defined periods of the Contracts, your Contract will not terminate, regardless of its value, as long as the specified Premiums have been paid and there are no loans outstanding. The terms and availability of the coverage guarantees differ in certain states.

ACCOUNT VALUE. Your Contract has an Account Value. Your Account Value will vary with the performance of the Sub-Accounts, the amount of interest credited to the Fixed Account, as well as Net Premiums paid, partial withdrawals and charges assessed. The Contract provides you with the opportunity to take advantage of any increase in your Account Value due to positive investment performance of the Sub-Accounts, but you also bear the risk of any decrease due to negative investment performance. We do not guarantee a minimum Account Value.

MULTIPLE INVESTMENT OPTIONS. The Contract currently offers a choice of 28 Sub-Accounts to invest in within the Variable Account. We also have arranged to make available five Asset Allocation models, which provide generalized patterns on how to allocate the Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances.

FIXED ACCOUNT. In addition to the above-mentioned Sub-Accounts, you may also allocate all or part of your Account Value to the Fixed Account. Amounts allocated to the Fixed Account are guaranteed by Liberty Life Assurance Company of Boston and earn interest daily.

FLEXIBILITY. The Contracts are designed to be flexible to meet your specific life insurance needs. Within limitations, you can:

          - Choose the timing, amount and frequency of your Premium payments;
          - Increase or decrease the Contract's Face Amount;
          - Change the Death Benefit option;
          - Change the Beneficiary;
          - Change your investment selections.

TRANSFERS. Within limitations, you may transfer your Account Value among the Sub-Accounts and the Fixed Account. We also offer two automated transfer programs: Dollar Cost Averaging and Asset Rebalancing. While we currently waive the transfer fee, we reserve the right to charge a transfer fee of up to $ 25 per transfer in certain circumstances.

RIGHT TO RETURN PERIOD. You have a limited period of time after your Contract has been issued during which you can cancel the Contract and receive a refund. You generally may cancel the Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. We will refund your Premium or Account Value, as provided by state law.

SURRENDER AND PARTIAL WITHDRAWALS. You may surrender your Contract and we will pay you its Surrender Value. After the first Contract Year, you may also withdraw a part of the Surrender Value. A partial withdrawal reduces the Account Value and may reduce the Face Amount of the Contracts and does not need to be paid back. We may deduct a withdrawal charge and/or a withdrawal fee at the time of surrender or partial withdrawal. Surrenders and partial withdrawals may have adverse tax consequences.

LOANS. You may borrow up to 90% of the Cash Value of your Contract as a Contract loan. The Contract secures the loan. Taking a loan may suspend coverage guarantees and may have adverse tax consequences. We will deduct any outstanding loan balance and unpaid loan interest we charge on Contract loans from any Death Benefit proceeds. Loans and/or accrued loan interest may be repaid while the Contract is in force.

ASSIGNMENT. You may assign the Contract as collateral for a loan or other obligation. Collateral assignment of the Contract may have adverse tax consequences.

TAX BENEFITS. Under current tax law, you are not taxed on the Contract's earnings until you withdraw Account Value from your Contract.

OPTIONAL INSURANCE BENEFITS. There are a number of additional benefits you may be eligible to add to your Contract. Descriptions of the Optional Insurance Benefit Agreements we offer are provided in this prospectus beginning on page
29. Some of these benefits may not be available in certain states.

RISKS OF THE CONTRACTS

INVESTMENT PERFORMANCE. Account Value allocated to the Sub-Accounts may decline in value or may not perform to your expectations. You bear the investment risk of any Account Value invested in the Sub-Accounts.


SUITABILITY. Variable life insurance is designed for long-term financial objectives. It is not suitable as a vehicle for short-term savings due to the Withdrawal Charge applicable to the Contract in the early years, which could exceed the Account Value. You should not purchase the Contract if you will need the Account Value in a short period of time.


RISK OF LAPSE. Your Contract could terminate if the Surrender Value becomes too low to support the Contract's monthly charges and you do not have a coverage guarantee. Before the Contract terminates, you will have a Grace Period during which you will be notified in writing that your coverage may terminate unless you pay additional Premium.

LIMITATIONS ON ACCESS TO CASH VALUE. Partial withdrawals are not available in the first Contract Year and are subject to minimums and maximums. A withdrawal fee is deducted from surrenders and partial withdrawals. During the first ten Contract Years or for ten years following a Face Amount increase, surrenders and partial withdrawals may be subject to a withdrawal charge.

LIMITATIONS ON TRANSFERS AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT. While we currently are not charging a transfer fee, the Contract provides for a transfer fee of up to $25 per transfer in certain circumstances. We also may impose special restrictions on Contracts using strategies of programmed and/or frequent transfers, such as those used by professional market timers or other organizations. Special limitations apply to transfers involving the Fixed Account. We reserve the right to modify or terminate the waiver of transfer fees or impose additional limitations on transfer privileges at any time.

IMPACT OF LOANS. Taking a loan from your Contract may increase the risk that your Contract will lapse. Outstanding loans will reduce the death proceeds. Also, if your Contract lapses with an outstanding loan, adverse tax consequences can result.

ADVERSE TAX CONSEQUENCES. Under current tax law, if your Contract becomes a "modified endowment contract" ("MEC"), loans or partial withdrawals from your Contract, or collateral assignments of your Contract, will be included in gross income on an income first basis. Also, if you receive these distributions before you have attained Age 59 1/2, you may be subject to a 10% penalty tax on the amount distributed.

Existing tax laws which benefit this Contract may change at any time.

PORTFOLIO COMPANY RISKS

Each Sub-Account invests in shares of one of the Portfolios. We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to the Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which the Sub-Accounts invest. You bear the investment risk that the Portfolios possibly will not meet their objectives.

A comprehensive discussion of the risks of each Portfolio may be found in the Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. If you do not have a prospectus for a Portfolio, please contact us at the address or telephone number provided on the front cover of this prospectus and we will send you a copy.

CHARACTERISTICS OF THE CONTRACTS

The chart on the following page describes the principal characteristics of the Contracts. This summary also is designed to provide you a reference guide to the additional information in this prospectus.





                          PREMIUM

                          You make a
                          Premium
                          payment

                              |                   We deduct a
                              |                   PREMIUM
                              |------------------ EXPENSE
                              |                   CHARGE
                              |

                       NET PREMIUM
                       We allocate the Net
                       Premium to the Fixed
                       Account or Sub-Account
                       options you choose

                              |
                              |

                            ACCOUNT VALUE
                       SUB-ACCOUNT INVESTMENT
                       OPTIONS                                   CHARGES
WE CREDIT OR           Amounts you allocate
DEBIT                  to these options in              DAILY
PORTFOLIO    --------- the Variable Account         |
EARNINGS OR                                         |     We deduct a SEPARATE
LOSSES                      FIXED ACCOUNT           |---  ACCOUNT EXPENSE CHARGE
                       Amounts you allocate         |     daily The Portfolios
          ------------ to our Fixed Account         |     deduct advisory fees
WE CREDIT              option                       |     and other portfolio
INTEREST                                            |     expenses
          ------------       LOAN ACCOUNT           |
                       Accumulated value to         |
                       secure a Contract loan       |   MONTHLY
                                                 |  |
                                                 |  |     We deduct monthly:
                                                 |  |     - COST OF INSURANCE
                                                 |  |---  - CONTRACT FEE
                       CONTRACT LOAN             |  |     - OPTIONAL BENEFIT
                       Interest accrues and      |  |     AGREEMENT CHARGES
            BENEFITS   is paid or added to    ---|  |
                       your loan balance         |  |
                       annually                  |  |   AT TIME OF TRANSACTION
                                                 |  |
                       DEATH BENEFIT             |  |     We deduct up to $25 on
                       We pay a Death Benefit    |  |     PARTIAL AND FULL
                       to your Beneficiary.   ---|  |     WITHDRAWALS
                       We deduct any             |  |
                       Indebtedness              |  |     We deduct a WITHDRAWAL
                                                 |  |     CHARGE DURING THE
                       PARTIAL WITHDRAWAL        |  |---  FIRST 10 YEARS on
                       We pay you a portion      |        decreases in Face
                       of the Account Value      |        Amount, surrenders and
                       and reduce the Death      |        certain partial
                       Benefit                   |        withdrawals
                                                 |
                       SURRENDER                 |
                       We pay you the         ---|
                       Surrender Value The
                       Contract terminates


ADDITIONAL INFORMATION IS PROVIDED ELSEWHERE IN THIS PROSPECTUS.

                           TABLES OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer your Account Value between investment options.


CHARGE                                WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
------                                -----------------------               ---------------
PREMIUM EXPENSE CHARGE                When you pay a Premium                5.5% of each Premium(1)

WITHDRAWAL CHARGE (percentage of      When you surrender or take a
Face Amount)(2)                       partial withdrawal during the
                                      first ten Contract Years and the
                                      first ten years after any
                                      increase in Face Amount

     INITIAL WITHDRAWAL CHARGE                                              GUARANTEED:  5% of Face Amount

                                                                            MINIMUM: 0.016% of Face Amount

     INITIAL WITHDRAWAL CHARGE
     FOR A MALE, AGE 30, PREFERRED
     NON-TOBACCO RATING CLASS                                               CURRENT:  0.08% of Face Amount

PARTIAL WITHDRAWAL FEE                When you take a partial               The lesser of $25 or 2% of the
                                      withdrawal from the Contract          amount withdrawn

TRANSFER FEE                          Each transfer after the first 12      $25 per transfer(3)
                                      in each Contract Year

ACCELERATED DEATH BENEFIT FEE         When you receive an                   $100 processing fee(4)
                                      Accelerated Death Benefit

ANNUAL STATEMENT FEE                  When you request an additional        Up to $25(5)
                                      annual statement



(1) The current Premium expense charge is 5.5% of the total Premiums paid in each Contract Year up to 12 times the Lifetime Guaranteed Coverage monthly Premium, as described in "Guaranteed Coverage Monthly Premium", beginning on page 21, and 3.5% of any Premium in excess of that amount. Twelve times the Lifetime Guaranteed Coverage monthly Premium equals the Guideline Level Premium determined under Section 7702(c) of the Tax Code. We may change the Premium expense charge but it will never exceed 5.5% of each Premium.

(2) This charge applies to all surrenders and partial withdrawals, unless you are eligible for the medical waiver of withdrawal charge. We also will charge a withdrawal charge if you decrease the Face Amount of your Contract. The amount of your withdrawal charge at issue will depend on the Insured's Age at issue, sex, and rating class. The withdrawal charge declines to zero percent after the tenth Contract Year. The withdrawal charge is equal to the initial withdrawal charge multiplied by the appropriate percentage for the Contract Year in which the surrender occurs, as described in "Transaction Fees - Withdrawal Charge" beginning on page 33.

If you reduce the Face Amount of your Contract, the withdrawal charge applied to the Account Value will be a pro rata amount of the charge that would be assessed on a surrender of your Contract. See "Change in the Face Amount" on page 28. The withdrawal charge on a partial withdrawal will be proportionate to the resulting reduction in the Face Value. See "Transaction Fees - Withdrawal Charge," on page 31.

If you increase the Face Amount of your Contract, we will determine an additional withdrawal charge applicable to the amount of the increase and, subject to the maximum transaction fee, apply it to any subsequent surrender, partial withdrawal or decrease in Face Amount. See "Transaction Fees - Withdrawal Charge" beginning on page 33.

(3) We currently waive the transfer fee on all transfers. We reserve the right in the future to charge the transfer fee on all transfers after the first 12 transfers in a Contract Year, as described above.


(4) You may request an Accelerated Death Benefit only once. See "Death Benefit and Optional Insurance Benefits - Accelerated Death Benefit Agreement" on page 30.

(5) We currently waive the charge for providing additional statements. We will tell you the current charge, if one is imposed, before we send you the requested statement.


PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. The cost of insurance charges shown in the table may not be representative of the charges that you would pay. For more information about the cost of insurance charge that would apply to your Contract, please contact us at the address or telephone number shown on the first page of this prospectus or contact your representative.



                                        WHEN CHARGE IS
CHARGE                                  DEDUCTED                          AMOUNT DEDUCTED
------                                  --------------                    ---------------
COST OF INSURANCE ("COI") (per          Monthly
$1,000 of net amount at risk)(1):

     MINIMUM AND MAXIMUM COI                                              GUARANTEED:
     CHARGE                                                                   Minimum: $0.06 per thousand
                                                                              Maximum: $83.33 per thousand

                                                                          CURRENT:
                                                                              Minimum: $0.04 per thousand
                                                                              Maximum: $66.65 per thousand

     COI CHARGE FOR A MALE AGE 30                                         GUARANTEED: $0.12 per thousand
     PREFERRED NON-TOBACCO RATING
     CLASS, $100,000 FACE AMOUNT                                          CURRENT: $0.10 per thousand

CONTRACT FEE                            Monthly                           $9.00 per month for Contracts with
                                                                          Face Amounts under $100,000.

                                                                          $6.00 per month for Contracts with
                                                                          Face Amounts of at least $100,000.

SEPARATE ACCOUNT EXPENSE CHARGE         Daily                             0.60% of average daily net assets in
                                                                          the Variable Account(2)

FEDERAL INCOME TAX CHARGE               Daily                             Currently none(3)

NET LOAN INTEREST RATE                  Accrues daily                     Standard Loan: 2%(4)
                                        on loan balances


Currently, we are offering the following optional riders. The charges for the riders you select are deducted monthly from your Contract Value as part of the Monthly Deduction. You may not be eligible for all of the optional riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefit Charges" below.

OPTIONAL INSURANCE BENEFIT CHARGES


                                        WHEN CHARGE IS
          CHARGE                        DEDUCTED                          AMOUNT DEDUCTED
          ------                        --------------                    ---------------
PRIMARY INSURED TERM INSURANCE          Monthly
(per $1,000 of life insurance                                             GUARANTEED:
coverage)(1)                                                                  Minimum: $0.08 per thousand
                                                                              Maximum: $83.33 per thousand

     MINIMUM AND MAXIMUM COI
     CHARGE                                                               CURRENT:
                                                                              Minimum: $0.04 per thousand
                                                                              Maximum: $66.65 per thousand

     COI CHARGE FOR A MALE AGE 30                                         GUARANTEED: $0.12 per thousand
     PREFERRED NON-TOBACCO RATING
     CLASS, $100,000 FACE AMOUNT                                          CURRENT: $0.10 per thousand

ADDITIONAL INSURED TERM (per $1,000     Monthly
of life insurance coverage)(1)
                                                                          GUARANTEED:
     MINIMUM AND MAXIMUM COI CHARGE                                           Minimum: $0.08 per thousand
                                                                              Maximum: $83.33 per thousand

                                                                          CURRENT:
                                                                              Minimum: $0.05 per thousand
                                                                              Maximum: $66.65 per thousand

     COI CHARGE FOR A MALE AGE 30                                         GUARANTEED: $0.12 per thousand
     PREFERRED NON-TOBACCO RATING
     CLASS, $100,000 FACE AMOUNT                                          CURRENT: $0.10 per thousand

LEVEL TERM INSURANCE (per $1,000 of     Monthly
life insurance coverage)(5)

     MINIMUM AND MAXIMUM COI                                              CURRENT AND GUARANTEED:
     CHARGE                                                                   Minimum: $0.03 per thousand
                                                                              Maximum: $1.97 per thousand

     COI CHARGE FOR A MALE AGE 30
     PREFERRED NON-TOBACCO RATING                                         CURRENT AND GUARANTEED:
     CLASS, $100,000 FACE AMOUNT                                              $0.15 per thousand

WAIVER OF SPECIFIED MONTHLY PREMIUM     Monthly
(per $1 specified monthly premium
waived)(6)

     MINIMUM AND MAXIMUM COI                                              CURRENT AND GUARANTEED:
     CHARGE                                                                   Minimum: $0.02 per $1 specified premium
                                                                              Maximum: $0.19 per $1 specified premium

                                                                          GUARANTEED: $0.19 per $1 specified premium
     CHARGE FOR AGE 30 AT ISSUE
                                                                          CURRENT: $0.04 per $1 specified premium

                                        WHEN CHARGE IS
          CHARGE                        DEDUCTED                          AMOUNT DEDUCTED
          ------                        --------------                    ---------------
WAIVER OF MONTHLY DEDUCTION (per $1     Monthly
monthly deductions waived)(7)

     MINIMUM AND MAXIMUM CHARGE                                           CURRENT AND GUARANTEED:
                                                                              Minimum: $0.03 per $1 monthly deductions
                                                                              Maximum: $0.46 per $1 monthly deductions

     CHARGE FOR AGE 30                                                    CURRENT AND GUARANTEED:
     FIRST CONTRACT YEAR                                                      $0.03 per $1 monthly deductions

CHILDREN'S PROTECTION BENEFIT (per      Monthly
$1,000 of children's life insurance
coverage)

     MINIMUM AND MAXIMUM COI                                              CURRENT AND GUARANTEED:
     CHARGE                                                                   $0.50 per thousand

ACCIDENTAL DEATH AND                    Monthly
DISMEMBERMENT ("AD&D") (per
$1,000 AD & D insurance coverage)
(8)

     MINIMUM AND MAXIMUM COI                                              GUARANTEED:
     CHARGE                                                                   Minimum: $0.05 per thousand
                                                                              Maximum: $0.07 per thousand

                                                                          CURRENT:
                                                                              Minimum: $0.05 per thousand
                                                                              Maximum: $0.07 per thousand

     CHARGE FOR A MALE                                                    CURRENT AND GUARANTEED:
                                                                              $0.07 per thousand



(1) Cost of insurance charges vary based on Age, sex, rating class, history of tobacco use of the Insured and Contract date. In general, the cost of insurance charges you pay will increase as the Insured ages. The net amount at risk is determined by subtracting the Account Value from the Death Benefit divided by
1.0032737. We determine the current cost of insurance rates but we guarantee that we will never charge you a higher rate than the guaranteed rate shown in your Contract. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charge, see "Charges and Deductions" beginning on page 31.


(2) Deducted each Valuation Period in an amount equal to 1/365 of the annual rate shown, multiplied by the Account Value in the Variable Account on the relevant Valuation Date, multiplied by the number of days in the relevant Valuation Period.


(3) We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future if federal tax laws change so that there is a tax imposed on the Variable Account. See "Charges and Deductions - Separate Account Expense Charge" beginning on page 31.

(4) The Net Loan Interest Rate represents the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the Account Value held in the Loan Account to secure the loan. This charge does not apply to preferred loans. See "Loans - Interest" on page 35.

(5) Cost of insurance charges vary based on issue Age, sex, rating class, and history of tobacco use of the Insured.

(6) Benefit charges vary based on issue Age.

(7) Benefit charges vary based on Insured's actual Age, as of the most recent Contract Anniversary

(8) Benefit charges vary based on gender.

ANNUAL PORTFOLIO OPERATING EXPENSES

The following table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


                                                          MINIMUM       MAXIMUM
                                                          -------       -------
Total Annual Portfolio Operating Expenses (expenses        0.27%    -    3.37%
that are deducted from Portfolio assets, including
management fees, distribution (12b-1) fees, and other
expenses), without waivers or expense reimbursements(1)


The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2002 for the Portfolios in which the Variable Account invests.




----------

(1) The figures shown in the table above do not show the effect of any fee reduction or expense reimbursement arrangement. However, the advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. Taking all of these arrangements into consideration, the maximum and minimum Total Annual Portfolio Operating Expenses would be 3.10% and 0.27%, respectively. Certain of these arrangements are contractually required to remain in effect at least through April 30, 2004. Other arrangements are voluntary and may be terminated at any time. The maximum expense of 3.10% reflects the expenses of the Columbia High Yield Fund Portfolio, which is subject to a voluntary arrangement that may be terminated at any time. Without that voluntary arrangement, the total expenses of the Columbia High Yield Fund Portfolio would be 3.37%. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

              DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.


Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible to receive dividends and some are not. The variable life insurance contracts described in this prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.


With a long-standing commitment to professional standards of conduct in the advertising and sale of life insurance products and services, Liberty Life is an accredited member of the Insurance Marketplace Standards Association ("IMSA").


Liberty Life is an indirect wholly-owned subsidiary of Liberty Mutual Holding Company Inc, which also owns . Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company. Liberty Life is a subsidiary of Liberty Mutual.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement dated February 3, 1998, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual's commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.


VARIABLE ACCOUNT. LLAC Variable Account was originally established on July 10, 1998, as a segregated asset account of Liberty Life, under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). The SEC does not supervise the management of the Variable Account or Liberty Life.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Account Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Liberty Life.

The Variable Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. Values allocated to the Variable Account will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. In the future, we may use the Variable Account to fund other variable life insurance contracts. We will account separately for each type of variable life insurance contract funded by the Variable Account.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. We hold the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

THE INVESTMENT AND FIXED ACCOUNT OPTIONS


VARIABLE ACCOUNT INVESTMENTS. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is a separate investment series of an open end management investment company registered under the 1940

Act. We briefly describe the Portfolios below. You should read the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.


Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio have no effect on the investment performance of any other Portfolio.

The following table lists the Portfolios in which each Sub-Account invests, information on each Portfolio's investment adviser and sub-adviser if applicable, as well as the investment objective of the Portfolio.

MORE DETAILED INFORMATION CONCERNING THE PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, RISKS AND EXPENSES IS CONTAINED IN EACH PORTFOLIO'S PROSPECTUSES.

PORTFOLIOS IN WHICH THE VARIABLE      INVESTMENT ADVISER (AND
ACCOUNT INVESTS                       SUB-ADVISER, IF APPLICABLE)         INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(SERIES I SHARES)

AIM V.I. Capital Appreciation Fund    ADVISER: A I M Advisors Inc.        Growth of capital.

AIM V.I. Government Securities Fund   ADVISER: A I M Advisors Inc.        High level of current income
                                                                          consistent with reasonable
                                                                          concern for safety of principal.

AIM V.I. International Growth Fund    ADVISER: A I M Advisors Inc.        Long-term growth of capital.

AIM V.I. New Technology Fund          ADVISER: A I M Advisors Inc.        Long-term growth of capital.

THE DREYFUS CORPORATION (INITIAL
SHARES)

Dreyfus Stock Index Fund              ADVISER: The Dreyfus Corporation    Seeks to match the total return
                                                                          of the Standard & Poor's 500
                                                                          Composite Stock Price Index.
                                      Sub-Adviser: Mellon Equity
                                      Associates

Dreyfus Variable Investment Fund      ADVISER: The Dreyfus Corporation    Seeks long-term capital growth
Appreciation Portfolio                                                    consistent with the preservation
                                                                          of capital, with current income
                                      SUB-ADVISER: Fayez Sarofim & Co.    as a secondary objective.

Dreyfus Socially Responsible Growth   ADVISER: The Dreyfus Corporation    Seeks capital growth, with
Fund, Inc.                                                                current income as a secondary
                                                                          goal.

Dreyfus Investment Portfolios         ADVISER: The Dreyfus Corporation    Seeks capital appreciation.
Technology Growth Portfolio

Dreyfus Investment Portfolios         ADVISER: The Dreyfus Corporation    Seeks capital growth.
Emerging Leaders Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CLASS 2 SHARES)

Franklin Growth and Income            ADVISER: Franklin Advisers, Inc.    Seeks capital appreciation with
Securities Fund                                                           current income as a secondary
                                                                          goal.

Franklin Large Cap Growth             ADVISER: Franklin Advisers, Inc.    Seeks capital appreciation.
Securities Fund

Franklin Strategic Income             ADVISER: Franklin Advisers, Inc.    Seeks a high level of current
Securities Fund                                                           income, with capital appreciation
                                                                          over the long term as a secondary
                                                                          objective.

Templeton Growth Securities Fund      ADVISER: Templeton Global           Seeks long-term capital growth.
                                      Advisors Limited

                                      SUB-ADVISER: Templeton Asset
                                      Management Limited

Franklin Money Market Fund            ADVISER: Franklin Advisers, Inc.    Seeks high current income,
                                                                          consistent with liquidity and
                                                                          capital preservation.

LIBERTY VARIABLE INVESTMENT TRUST

Colonial Small Cap Value Fund,        ADVISER: Columbia Management        Seeks long-term growth.
Variable Series                       Advisers, Inc.

Columbia High Yield Fund,             ADVISER: Columbia Management        Seeks a high level of current
Variable Series                       Advisers, Inc.                      income and total return;
                                                                          secondary objectives of capitial
                                                                          appreciation

Colonial Strategic Income Fund,       ADVISER: Columbia Management        Seeks current income consistent
Variable Series                       Advisers, Inc.                      with prudent risk and maximizing
                                                                          total return.

Liberty Growth & Income Fund,         ADVISER: Columbia Management        Seeks long-term growth and income.
Variable Series                       Advisers, Inc.

Liberty All-Star Equity Fund,         ADVISER: Columbia Management        Seeks total investment return,
Variable Series                       Advisers, Inc.                      comprised of long-term capital
                                                                          appreciation and current income.
                                      SUB-ADVISER: Liberty Asset
                                      Management Company

MFS VARIABLE INSURANCE TRUST
(INITIAL CLASS SHARES)

MFS VIT Emerging Growth Series        ADVISER: Massachusetts Financial    Long-term growth of capital.
                                      Services Company

MFS VIT Research Series               ADVISER: Massachusetts Financial    Long-term growth of capital and
                                      Services Company                    future income.

MFS VIT Utilities Series              ADVISER: Massachusetts Financial    Capital growth and current income.
                                      Services Company

MFS VIT Investors Trust Series        ADVISER: Massachusetts Financial    Long-term growth of capital and
                                      Services Company                    secondarily to provide reasonable
                                                                          current income.

MFS VIT Capital Opportunities Series  ADVISER: Massachusetts Financial    Seeks capital appreciation.
                                      Services Company

MFS VIT High Income Series            ADVISER: Massachusetts Financial    Seeks high current income.
                                      Services Company

STEINROE VARIABLE INVESTMENT TRUST

Liberty Asset Allocation Fund,        ADVISER: Columbia Management        Seeks high total investment
Variable Series                       Advisers, Inc.                      return.

                                      SUB-ADVISER: Nordea Investment
                                      Management North America, Inc.

Stein Roe Growth Stock Fund,          ADVISER: Columbia Management        Seeks long-term growth.
Variable Series                       Advisers, Inc.

Liberty Money Market Fund,            ADVISER: Columbia Management        Seeks maximum current income,
Variable Series                       Advisers, Inc.                      consistent with capital
                                                                          preservation and the maintenance
                                                                          of liquidity.


Not all Sub-Accounts may be available under your Contract. You should contact your representative for further information on the availability of the Sub-Accounts.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to the Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which the Sub-Accounts invest. You bear the investment risk that the Portfolios possibly will not meet their objectives. You should carefully review the Portfolios' prospectuses before allocating amounts to the Sub-Accounts.

Some of the Portfolios are managed by investment advisers who also manage publicly offered mutual funds having similar names and investment objectives. While some of the Portfolios may in some ways resemble, and may in fact be modeled after publicly offered mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly offered mutual fund. Consequently, the investment performance of publicly offered mutual funds and any similarly named Portfolio may differ substantially.




We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity Contract Owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity Contract Owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Contract Owners will not bear the attendant expenses.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. If you assign your Contract, however, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.




ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Net Premiums under the Contract. Any substitution will comply with the requirements of the 1940 Act. We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

(a) to operate the Variable Account in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

(d) to add, combine, or remove Sub-Accounts in the Variable Account;

(e) to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in "Charges and Deductions - Separate Account Expense Charge" on page 31; and

(f) to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

THE PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

You may allocate part or all of your Net Premiums to the Fixed Account. Under this option, we guarantee the principal amount allocated to the Fixed Account and the rate of interest that will be credited to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Net Premiums and transfers allocated to the Fixed Account during a Contract Year. We guarantee that the current rate in effect when a Net Premium or transfer to the Fixed Account is made will apply to that amount until at least the next Contract Anniversary. We may declare different rates for amounts that are allocated to the Fixed Account at different times. We determine interest rates in accordance with then-current market conditions and other factors.

The effective interest rate credited at any time to your Contract's Fixed Account is the weighted average of all of the interest rates for your Contract. The rates of interest that we set will never be less than the minimum guaranteed interest rate shown in your Contract. We may credit interest at a higher rate, but we are not obligated to do so.

During the 60 days after each Contract Anniversary, you may transfer all or part of your Fixed Account balance to the Sub-Accounts, subject to the requirements and limits described in "Allocation of Net Premiums - Transfers of Account Value" on page 25.

Amounts allocated to the Fixed Account become part of the general account of Liberty Life. Liberty Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial or full withdrawals from the Fixed Account for up to 6 months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.




                              PURCHASING A CONTRACT

INITIAL PREMIUM. You must pay an initial Premium to purchase a Contract.

You may apply to purchase a Contract by submitting a written application to us through one of our authorized sales representatives. Before we issue a Contract, we will require the Insured to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our issue age and underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Contract to you, we will return your Premium to you. We reserve the right to change the terms or conditions of your Contract to comply with differences in applicable state law. Variations from the information appearing in this Prospectus due to individual state requirements are described in supplements, which are attached to this prospectus or in endorsements to the Contract, as appropriate.

We will not accept your initial Premium with your application if the requested Face Amount of your Contract exceeds our then-current limit. In other cases, you may choose to pay the initial Premium with your application. If you did not submit your initial Premium with your application, when we deliver your Contract we will require you to pay sufficient Premium to place your Contract in force.

If we approve your application, you will earn interest and/or investment return on your Net Premium from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We may temporarily allocate a portion of your initial Net Premium to our Fixed Account until we allocate it to the Sub-Accounts and the Fixed Account in accordance with the procedures described in the "Allocation of Net Premiums" beginning on page 24.


If we reject your application, we will not issue you a Contract. We will return any Premium you have paid, adding interest at the rate required in your state. In general, we will mail a refund of Premium within seven days of the date that we reject your application. We will not subtract any Contract charges from the amount we refund to you.


CONTRACT DATE. In general, the Contract Date will be the effective date of insurance coverage under your Contract. The Contract Date will be the later of the date that we receive your initial Premium and the date we approve your application. In our discretion, we may permit an earlier Contract Date. We use the Contract Date to determine Contract Anniversaries, Contract Years, and Monthly Dates.

FACE AMOUNT. The Face Amount is the amount of life insurance coverage designated by you on your application and which is used to determine the Death Benefit under the Contract. You may choose between one of two Death Benefit options: (1) a level amount, which generally equals the Face Amount of the Contract; or (2) a variable amount, which generally equals the Face Amount plus the Account Value. In certain circumstances, the Death Benefit may increase or decrease based on the investment experience of the Portfolios underlying the Sub-Accounts to which you have allocated your Net Premiums.

As long as the Contract remains in force and you make no withdrawals, the Death Benefit will never be less than the Face Amount. The minimum Face Amount under the Contract is $50,000. We will reduce the amount of the Death Benefit by any unpaid Indebtedness and any unpaid Contract charge. For additional information about the Death Benefit, please see "Death Benefit and Optional Insurance Benefits" beginning on page 26.

SUBSEQUENT PREMIUMS. You may pay additional Premiums during the Insured's lifetime from the Contract Date until the Contract Anniversary following the Insured's 100th birthday. You may pay Planned Premiums at the intervals selected in your application. You may change the amount or interval of your Planned Premiums at any time by written request. The amount of each Planned Premium must at least equal our minimum. We also reserve the right to limit the amount of any increase in a Planned Premium. For Contracts issued for delivery in Maryland, we will not limit the amount of Planned Premiums, nor limit the amount of an increase in each Planned Premium. Please see your Contract or contact your representative for additional details. While your Contract will show a Planned Premium amount, you are not required to pay Planned Premiums. Your Contract will not lapse solely because you did not pay a Planned Premium.

Your Contract may enter the Grace Period, and thereafter lapse, even if you pay all of the Planned Premiums if no Coverage Guarantee is in effect and the Surrender Value is no longer enough to cover the Monthly Deductions. Paying Planned Premiums can help to keep your Contract in force, however, if your payments at least equal the applicable Guaranteed Coverage Premiums. If you owe any Indebtedness under the Contract, we will treat any unscheduled Premium as a repayment of the Indebtedness and not as additional Premium. You may pay Premiums at our Service Center or to an authorized representative.


You may pay unscheduled Premiums, provided the payment is at least $50, and the Premium will not disqualify the Contract as a life insurance Contract under the Tax Code. If any unscheduled Premium increases the Death Benefit by more than it increases the Account Value, we will require evidence of insurability satisfactory to us. For example, if you choose an Option 1 Death Benefit, we may require evidence of insurability whenever your Death Benefit would exceed the Face Amount of your Contract after applying the unscheduled premium. See "Death Benefit

Options" on page 25, for an explanation of when the Death Benefit under Death Benefit Option 1 may exceed the Face Amount. If such evidence is required, we will notify you of our requirements by telephone or in writing.

You may elect to pay Premiums by pre-authorized check. Under this procedure, we automatically deduct Premium payments each month from a bank account you designate. We will not send a bill for these automatic payments. You can discontinue this service by contacting our Service Center.

GUARANTEED COVERAGE MONTHLY PREMIUM. This Contract includes three coverage guarantees:

Three-Year Guaranteed Coverage;
Limited Guaranteed Coverage; and
Lifetime Guaranteed Coverage.


These coverage guarantees are intended to enable you to ensure that your Contract will remain in force during a specified period regardless of changes in the Account Value. The specified period for Three-Year Guaranteed Coverage is the first three Contract Years. The specified period for Limited Guaranteed Coverage is the period from the Contract Date until the later of: (a) the Insured's 75th birthday; or (b) the 15th Contract Anniversary. Lifetime Guaranteed Coverage will remain in effect until the Insured's death, provided that sufficient guaranteed coverage monthly Premiums are paid as described below.


As a general rule, your Contract will enter the Grace Period, and may lapse, if the Surrender Value is not sufficient to pay a Monthly Deduction when it is due. Under each coverage guarantee, however, we guarantee that regardless of declines in your Account Value, your Contract will not enter the Grace Period as long as you have no outstanding Indebtedness and you have paid sufficient total Premiums. To keep a coverage guarantee in effect, your total Premiums must at least equal: (a) the total of the applicable guaranteed coverage monthly Premiums for each month since the Contract Date; plus (b) the amount of any partial withdrawals. If the Insured dies during a Grace Period, the Death Benefit will be reduced by any Monthly Deductions and any Loan Interest due but not paid.

However, if Lifetime Guaranteed Coverage is still in effect and the Contract is still in force when the Insured reaches age 100, we will not require you to pay additional Premium, but the Death Benefit thereafter will be the greater of the Face Amount or 101% of the Account Value (the Death Benefit after age 100 will always be 100% of Account Value in Florida). The guaranteed coverage monthly Premium for each coverage guarantee under your Contract is set forth on the Contract Information Page.


The guaranteed coverage monthly Premium for each coverage guarantee is based in the Insured's age at issue, sex and rate class, your Contract's Face Amount and Death Benefit option, any optional insurance benefit agreement, and the duration of the coverage guarantee. Guaranteed coverage Premiums will be increased for additional benefits added to the Contract. The guaranteed coverage Premium applicable to your Contract will be provided in your Contract's specifications pages. If you increase or decrease the Face Amount of your Contract, change your Death Benefit option, or add an optional insurance benefit agreement, we will adjust the guaranteed coverage monthly Premium amounts applicable after the change. We will notify you in writing of any adjustments to your guaranteed coverage monthly Premium.


For Contracts issued for delivery in Maryland and New Jersey, under the coverage guarantee, we guarantee that regardless of declines in your Account Value or the existence of outstanding Indebtedness, your Contract will not enter the Grace Period as long as you have paid sufficient total Premiums. To keep the coverage guarantee in effect, your total Premiums must at least equal: (a) the total of the guaranteed coverage monthly Premiums for each month since the Contract Date; plus (b) the amount of any partial withdrawals; plus (c) the amount of any outstanding Indebtedness.




If at any time your total Premiums are insufficient to keep the Limited or Lifetime Coverage Guarantee in effect, we will notify you and you will have a fixed period of time, currently 60 months, to satisfy the Premium shortfall. If you do not, that coverage guarantee will end and it cannot be reinstated. If the Three-Year Coverage Guarantee terminates, it may not be reinstated. If all of the coverage guarantees are no longer in effect, your Contract will stay in force provided that the Surrender Value is sufficient to pay the Monthly Deductions as they come due. We may change the amount of time you have to reinstate a coverage guarantee, but we will not reduce it to fewer than 12 months.

In some states, the coverage guarantees may be unavailable or the terms may differ. In Massachusetts, Lifetime Guaranteed Coverage is not available and Limited Guaranteed Coverage ends five years after the Contract Date. In addition, for Contracts issued for delivery in Maryland, New Jersey and Texas, certain of the coverage guarantees described above are not available. Please refer to your Contract for specific information on the coverage guarantees available to you in these states. Please see your Contract or contact your representative for additional details.

MODIFIED ENDOWMENT CONTRACT. Under certain circumstances, a Contract could be classified as a "modified endowment contract"("MEC"), a category of life insurance contract defined in the Tax Code. If your Contract were to become a MEC, distributions and loans from the Contract could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Income Tax Considerations
- Contracts Which Are MECs" on page 40.

Your Contract could be deemed to be a MEC if, among other things, you pay too much Premium or the Death Benefit is reduced. We will monitor the status of your Contract and advise you if you need to take action to prevent your Contract from being deemed a MEC. If you pay a Premium that would result in your Contract being deemed a MEC, we will notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Contract being deemed a MEC. If, however, you choose to have your Contract deemed a MEC, we will not refund the Premium.

If you replace a MEC issued by another insurer with a Contract, your Contract will also be deemed to be a MEC. Our ability to determine whether a replaced contract issued by another insurer is a MEC is based solely on the sufficiency of the contract data we receive from the other insurer. We do not consider ourselves to be liable to you if that data is insufficient to accurately determine whether the replaced contract is a MEC. You should discuss this issue with your tax adviser if it pertains to your situation.

RIGHT TO RETURN CONTRACT. In many states, you may cancel your Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your initial Premium payment. We ordinarily will pay the refund within seven days of receiving your request. No withdrawal charge is imposed upon return of a Contract within the right to return period. These right to return regulations may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Accordingly, you should refer to your Contract for specific information about your circumstances.

                                  ACCOUNT VALUE

GENERAL. Your Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account balance, plus your Loan Account balance. On the Contract Date, your Account Value is equal to your initial Net Premium minus any of the charges described below that are due on that date. Thereafter, your Account Value may change daily, as described below. Subsequent Net Premiums are equal to the Premiums you pay less a Premium expense charge, which is deducted prior to allocation in the Account Value. Your Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial withdrawals and charges assessed.

The Contract does not have a guaranteed minimum Account Value. Your Contract's Account Value will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Net Premiums. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Account Value will also reflect Net Premiums, amounts withdrawn, and cost of insurance and any other charges.

ADJUSTMENTS TO ACCOUNT VALUE. Over the life of your Contract, your Account Value will increase and/or decrease as indicated below to reflect the following:

-    Addition of new Net Premiums.

-    Any increase due to the investment experience of the chosen Sub-Accounts.

- Addition of guaranteed interest at an annual effective rate of 4.0% (plus any excess interest if applicable) on the portion of the Account Value allocated to the Fixed Account.

- Addition of interest at an annual effective rate of 6.0% on the portion of your Loan Account, which serves as collateral for your preferred Contract loans, if any.

- Addition of interest at an effective annual rate of 4.0% on the portion of your Loan Account, which serves as collateral for your other Contract loans, if any.

-    Any decrease due to the investment experience of the chosen Sub-Accounts.

-    Subtraction of any amounts withdrawn.

- Subtraction of the charges listed in "Charges and Deductions", beginning on page 31, as applicable.

We make all valuations in connection with the Contract (other than the initial Premium) on the date we receive your Premium or your request for other action at our Service Center, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day which is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Net Premiums" below.

ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

A Valuation Date is any day on which the net asset value of the units of each division of the Variable Account is determined. Generally, this will be any date on which the New York Stock Exchange ("NYSE"), or its successor, is open for trading. Our Valuation Date ends when the NYSE closes. This is usually at 4:00 p.m. Eastern Time.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the corresponding Portfolio and the deduction of certain expenses. We will determine the Accumulation Unit Value for each Sub-Account on each Valuation Date. A Sub-Account's Accumulation Unit Value for a particular Valuation Date will equal the Sub-Account's Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is (1) divided by (2) minus (3), where:

     (1) is the sum of (a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period plus (b) the per share amount of any dividend or capital gains distribution by that Portfolio, if the ex-dividend date occurs in that Valuation Period;

     (2) is the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period; and

     (3) is an amount equal to the Separate Account Expense Charge imposed during the Valuation Period.


You should refer to the prospectuses for the Portfolios, which accompany this prospectus, for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Account Value.

POSTPONEMENT OF PAYMENTS. We may defer for up to 15 days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Account Value allocated to the Variable Account within seven days of our receiving your written request, except:

(1) whenever the NYSE is closed (other than customary weekend and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account's investments or determination of the value of its net assets is not reasonable practicable; or

(3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                           ALLOCATION OF NET PREMIUMS

INITIAL NET PREMIUM. We generally allocate your initial Net Premium to the Sub-Accounts and the Fixed Account as of the Contract Date. Until the fifth day after the end of the right to return period, however, we will not allocate more than $2,000 of your Net Premiums to the Sub-Accounts. Before then, if your Premium allocation instructions would require us to allocate more than $2,000 to the Sub-Accounts, we will allocate the first $2,000 to the Sub-Accounts in accordance with your instructions and temporarily allocate the excess to the Fixed Account. We generally will then reallocate that excess amount (including any interest) among the Sub-Accounts and the Fixed Account, in accordance with your instructions, on the 15th day after the Delivery Date. This period may be longer, depending on the length of the right to return period in your state, as it will always equal five days plus the number of days in the right to return period in your state. The amount temporarily allocated to the Fixed Account will earn interest until it is reallocated to the Sub-Accounts. In our discretion, in the future we may increase or decrease the temporary allocation limit or otherwise change our procedures for allocating Net Premiums received before the end of the right to return period. We will not change the temporary allocation provisions of your Contract once we have delivered it to you.

If there are outstanding requirements when we issue your Contract that prevent us from placing your Contract in force, your Premiums will not be allocated until all requirements are satisfied. In addition, if we permit you to select a Contract Date before receipt of your initial Net Premium and approval of your application, we may initially allocate your entire Net Premium to our Fixed Account until the date on which we otherwise would have initially allocated your Net Premiums to the Sub-Accounts.

You must specify your allocation percentages in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your Net Premiums in those percentages, until you give us new allocation instructions.

You initially may allocate your Account Value to up to ten Sub-Accounts and the Fixed Account. Moreover, you may not allocate less than five percent of your Account Value to any one option. You subsequently may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions without regard to this limit. Your allocation to the Fixed Account, if any, does not count against this limit. In the future we may change these limits.

SUBSEQUENT NET PREMIUMS. Net Premiums paid after your initial Premium generally will be allocated to the Sub-Accounts and the Fixed Account as of the date we receive your Premium in our Service Center. If an unscheduled Premium requires underwriting, however, we may delay allocation until after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Premium. If you have any outstanding Indebtedness, we will apply any unscheduled Premium to your outstanding loan balance until it is fully repaid, unless you instruct us otherwise in writing.

ASSET ALLOCATION MODELS. We have arranged to make available several Asset Allocation Models for use with the Contract. Standard & Poor's Investment Advisory Services LLC developed and administers the Asset Allocation Models in the Contracts. Standard & Poor's Investment Advisory Services LLC is a registered investment adviser subsidiary of The McGraw-Hill Companies, Inc., registered with the SEC. "S&P" and "Standard & Poor's" are registered trademarks of The McGraw-Hill Companies. The purpose of these models is to provide generalized patterns on how to allocate Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances. You may use a questionnaire and scoring system developed by S&P in order to help you to determine which model might be appropriate for you. Although we have arranged for the preparation of these Asset Allocation Models and related materials, it is up to you to decide whether to use a model and, if so, which model to use. Moreover, the models are not individualized investment advice. Accordingly, we recommend that you consult your financial adviser before adopting a model.


If you decide to use a model, we will automatically allocate your Net Premiums in accordance with the percentages specified in one of the S&P models. You may only use one model at a time. We also will automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account Values in accordance with your chosen model. If you wish to allocate a portion of your Net Premiums or Account Value to the Fixed Account, you must instruct us specifically, because none of the models includes the Fixed Account

You may choose to use an S&P Asset Allocation Model at any time. You also may discontinue your use at any time by notifying us at our Service Center. We will automatically discontinue your use of a model if you: (a) discontinue the Asset Rebalancing Program; or (b) give us instructions changing your allocations of Net Premiums or Account Value among the Sub-Accounts. Call us at our Service Center or contact your representative for additional information or forms.


For each model, S&P determines the percentage allocations among the Sub-Accounts based upon a comparison of the model's investment objectives and the relevant underlying Portfolios' investment objectives and portfolio composition. These models are specific to this Contract. Similarly named models developed for use with our other products may differ.

Periodically, S&P will review the models. As a result of those reviews, S&P may decide that to better seek to meet a model's goal, it would be appropriate to change the percentage allocations among the Sub-Accounts. If you are using that model, we will notify you before we implement the change.

TRANSFERS OF ACCOUNT VALUE. While the Contract is in force, you may transfer Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. You may not request a transfer of less than $250 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $500 would remain in a Sub-Account after a transfer, we may require you to transfer the entire balance of the Sub-Account. We reserve the right to change these minimums.

We currently are waiving the transfer fee on all transfers, including Dollar Cost Averaging and Asset Rebalancing transfers. Under the Contract, however, we may charge a maximum transfer fee of $25 on each transfer after the first 12 transfers in any Contract Year. We may impose a limit on the number of free transfers or change that number, at any time.

We may modify or terminate the transfer privilege at any time.

Also, at any time we may impose special restrictions for Contracts using strategies of programmed and frequent transfers, such as those used by professional market timers or other organizations.

We currently do not limit the number of Sub-Accounts to which you may allocate your Account Value, other than in your initial allocation. We may impose a limit in the future.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. Otherwise, we will make the transfer on the first subsequent day on which we and the NYSE are open. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

You may make transfers from the Fixed Account to the Sub-Accounts only during the 60 days after each Contract Anniversary. You must submit your request no later than the end of this 60-day period. In addition, in each Contract Year, the largest amount that you may transfer out of the Fixed Account is the greater of: (a) the amount transferred in the prior Contract Year; (b) 20% of the current Fixed Account balance; or (c) the entire balance if it is not more than $250. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

We will not charge a transfer fee on a transfer of all of the Account Value in the Sub-Accounts to the Fixed Account.




TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone, unless you advise us in writing not to accept telephonic transfer instructions. Telephone transfer requests must be received by 4:00 p.m. Eastern time in order to be processed at that day's price.


We use procedures that we believe provide reasonable assurances that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. If we do not take reasonable steps to help ensure that a telephone authorization is valid, however, we may be liable for such losses. We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Contract is in force you may authorize us to transfer a fixed dollar amount each month to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. The transfers will continue until you instruct us to stop, or until your chosen source of transfer payments is exhausted. If you are Dollar Cost Averaging from the Fixed Account and instruct us to stop, you will have 60 days to transfer any or all of your Fixed Account balance from the Fixed Account to the Sub-Accounts. After that time, you cannot transfer from the Fixed Account until your next Contract Anniversary. Additional details on transfer restrictions from the Fixed Account are provided in "Transfers of Account Value" above. We currently are waiving the contractual transfer fee on all transfers, including Dollar Cost Averaging transfers. If we limit the number of free transfers, however, transfers under the Dollar Cost Averaging Program will count toward that limit and transfers above that limit will be subject to the transfer fee. See "Transaction Fees - Transfer Fee" on page 34.

Your request to participate in this program will be effective when we receive a completed written request form at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in this program. We may change, terminate, limit or suspend Dollar Cost Averaging at any time. Call or write us for a copy of the request form and additional information concerning the program.


The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. Participation in this program does not assure you of a greater profit, however, from your purchases under the program. In addition, the program will not prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with Dollar Cost Averaging. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Dollar Cost Averaging is being used.

You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.


ASSET REBALANCING. Asset Rebalancing allows you to readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Account Value, including new Net Premium (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing program. You may not include your Fixed Account balance in an Asset Rebalancing program. We currently are waiving the Contractual transfer fee on all transfers, including Asset Rebalancing transfers. If we limit the number of free transfers, however, transfers under an Asset Rebalancing program will count toward that limit and transfers above that limit will be subject to the transfer fee. See "Transaction Fees - Transfer Fee" on page 34.

You may request Asset Rebalancing when you apply for your Contract or by submitting a completed written request to us at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in this program. Please call or write us for a copy of the request form and additional information concerning Asset Rebalancing.


Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time.


You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Program at the same time.

                  DEATH BENEFIT AND OPTIONAL INSURANCE BENEFITS



DEATH BENEFIT. While your Contract is in force, we will pay Death Benefit proceeds to the Beneficiary upon the death of the Insured in a lump sum or under an optional payment plan, as described below.


The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Indebtedness, and less any due and unpaid charges. The proceeds may be increased, if you have added an agreement that provides an additional benefit. We will determine the amount of the Death Benefit proceeds as of the date of the Insured's death. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.


The amount of the Death Benefit will be based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances, your Account Value. If you withdraw part of your Account Value, we will reduce the Death Benefit as described in "Contract Surrender and Partial Withdrawals" on page 34.


DEATH BENEFIT OPTIONS. You are required to elect one of two Death Benefit options before we will issue your Contract. Under Option 1, the Death Benefit will be the greater of: (a) the then current Face Amount of your Contract; or
(b) the Account Value multiplied by the applicable corridor percentage, as described below. Under Option 2, the Death Benefit will be the greater of: (a) the then current Face Amount of your Contract plus the Account Value; or (b) the Account Value multiplied by the applicable corridor percentage, as described below.


The corridor percentages are set so as to seek to ensure that the Contracts will qualify for favorable federal income tax treatment. The corridor percentages are stated in the Contract. They vary according to the Age of the Insured. Under this formula, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount).

EXAMPLES:                                       EXAMPLE A    EXAMPLE B
                                                ----------------------
Face Amount                                     $ 100,000     $ 100,000
Death Benefit Option 1
Insured's Age                                          60            60
Account Value on Date of Death                  $  80,000     $  50,000
Applicable Corridor Percentage                        130%          130%
Death Benefit                                   $ 104,000     $ 100,000

In Example A, the Death Benefit equals $104,000, I.E., the greater of $100,000 (the Face Amount) and $104,000 (the Account Value at the date of death of $80,000, multiplied by the corridor percentage of 130%). This amount, less any Indebtedness and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, I.E., the greater of $100,000 (the Face Amount) or $65,000 (the Account Value of $50,000 multiplied by the corridor percentage of 130%).

Option 1 is designed to provide a specific amount of Death Benefit that does not vary with changes in the Account Value. Therefore, under Option 1, as your Account Value increases, the net amount at risk under your Contract will decrease. Under Option 2, however, the amount of the Death Benefit generally increases to reflect increases in the Account Value. Therefore, if you select Option 2, your Contract generally will involve a constant net amount at risk. Since the cost of insurance charge on your Contract is based upon the net amount at risk, the cost of insurance charge will generally be less under a Contract with an Option 1 Death Benefit than under a similar Contract with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Account Value will tend to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 will increase or decrease directly with changes in Account Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Account Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase your Death Benefit.


After the first Contract Year, once each Contract Year you may change the Death Benefit option by writing to us at our Service Center. If you ask to change from Option 2 to Option 1, we will increase the Face Amount of your Contract to equal the Option 2 Death Benefit as of the effective date of the change. If you ask to change from Option 1 to Option 2, we will change the Face Amount of your Contract to equal the Option 1 Death Benefit less the

Account Value as of the effective date of the change. The change will take effect on the Monthly Date on or immediately following the date we approve your request. If you change your Contract's Death Benefit option, your Contract's guaranteed coverage monthly Premium amounts will change prospectively from the date of the change. For changes from Option 1 to Option 2, your cost of insurance will generally be higher than it would have been absent any change because any increases in the Account Value will not reduce the net amount at risk, as occurs with Option 1.


We may require you to provide evidence of insurability for a change in Death Benefit option. We will not permit you to change the Death Benefit option under your Contract if the Face Amount remaining in force after the change would be less than $50,000.

DEATH BENEFIT AT ATTAINED AGE 100. If the Insured is living and your Contract is in effect on the first Contract Anniversary after the Insured's 100th birthday, we will make the following changes in your Contract:

- If Lifetime Guaranteed Coverage is in effect, the Death Benefit will equal the greater of the Face Amount of your Contract or 101% of the Account Value of your Contract. Otherwise, the Death Benefit will equal 101% of the Account Value of your Contract. For Contracts issued in Florida, the Death Benefit after Age 100 will be equal to the Account Value of the Contract;

-    You may not pay additional Premiums; and

- We no longer will charge the cost of insurance charge as part of your Monthly Deductions.


The Death Benefit after attained Age 100 may be less than the prior Death Benefit under an Option 2 Death Benefit Contract.

For Contracts issued for delivery in Illinois, at attained Age 100 all Account Value in the Sub-Accounts will be transferred to the Fixed Account and no further transfers may be made to the Sub-Accounts.


The Death Benefit at attained Age 100 provisions do not apply to Contracts issued for delivery in New York. Instead, there is a Maturity Benefit at attained Age 100 provision for New York Contracts that reads as follows:

"We will pay a maturity benefit to you equal to the Surrender Value and the Contract will end if the Insured is living and the Contract is in force on the Maturity Date which is the Contract Anniversary following the Insured's attained Age 100."

Please review your Contract or contact your representative for additional details regarding the provisions or state variations.

CHANGE IN THE FACE AMOUNT. While the Contract is in force, you may change the Face Amount after the first Contract Year. Write or call our Service Center to obtain the necessary form(s). The change will take effect when we approve your request.

If you request a decrease in Face Amount, we will first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the Face Amount under the original application. We will not permit a decrease in the Face Amount of your Contract if the Face Amount remaining in force after the change would be less than $50,000.


We will charge a portion of the withdrawal charge on any decrease in Face Amount that you request. The amount of the withdrawal charge will equal the then applicable withdrawal charge on a surrender of your Contract multiplied by the percentage decrease in the Face Amount. We will deduct this charge from your Account Value, allocating it among the Sub-Accounts and the Fixed Account in proportion to your Account Value in each option.

If a request for a Face Amount decrease would cause your Contract to fail to qualify for treatment as a life insurance Contract under the Tax Code, we may decline your request. In the alternative, we may give you the option of withdrawing sufficient Account Value from your Contract to enable it to continue to be treated as a life insurance Contract for tax purposes after the requested Face Amount decrease. The withdrawal charge for the Face Amount decrease will be calculated as described above, and we will not charge any additional withdrawal charge on the amount withdrawn.

We will not charge a partial withdrawal fee on any amount withdrawn in connection with a Face Amount decrease.


To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence of insurability. We will not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $25,000. You may not increase the Face Amount of your Contract more often than once every 12 months.


You should be aware that an increase in the Face Amount of your Contract will affect the cost of insurance charges applicable to your Contract. We will deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also will increase the net amount at risk under your Contract. We will not approve a request for a Face Amount increase if the Surrender Value is too small to pay the Monthly Deduction for the Contract month following the increase. As described in "Transaction Fees - Withdrawal Charge" beginning on page 33, your maximum withdrawal charge will also increase. Increases in the Face Amount of your Contract will increase the guaranteed coverage monthly Premium amount. Likewise, decreases in the Face Amount of your Contract will decrease the guaranteed coverage monthly Premium amount.

PROCEEDS OPTIONS. We will pay the Surrender Value or Death Benefit proceeds under the Contract in a lump sum or under one of the proceeds options that we then offer. Surrender proceeds are payable in a lump sum unless you request one of the other proceeds options. Death Benefit proceeds are payable in a lump sum to a Liberty Security Account as described below, unless the beneficiary elects one of the other proceeds options. The amount applied to a proceeds option must be at least $2,000 of Account Value and result in installment payments of not less than $20. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after payments under a proceeds option involving life contingencies, such as Option 4 below, commence. We will transfer to our general account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.


You may request a proceeds option by writing to us at our Service Center before the death of the Insured. If you change the Beneficiary, the existing choice of proceeds option will become invalid and you may either notify us that you wish to continue the pre-existing choice of proceeds option or select a new one. The following proceeds options are available under the Contract:

     - OPTION 1-INTEREST. We will pay interest monthly on proceeds left with us. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

     - OPTION 2-FIXED AMOUNT. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

     - OPTION 3-FIXED PERIOD. We will pay monthly installments for a period selected by you of not more than 25 years.


     - OPTION 4-LIFE INCOME, WITH OR WITHOUT A GUARANTEE PERIOD.. We will pay proceeds in periodic payments to the payee for as long as the payee is alive. If no guarantee period is selected, payments will stop when the payee dies, and we will make no further payments to the payee or his or her beneficiary. Therefore, depending on when the payee dies, the total payments received may be more or less than the amount applied to this option. For example, if the payee dies before the second payment is due, the payee will receive only one payment. If a guarantee period is selected and the payee dies before the end of the guarantee period, however, we will continue payments to a named beneficiary until the end of the guarantee period. We offer guarantee periods of ten years, 15 years or 20 years. If you wish to ensure that the total payments to the payee and his or her beneficiary will at least equal the amount applied to this option, you should select a guarantee period that, when multiplied by the annual guaranteed payments, will provide at least that amount. If you select a shorter guarantee period, it is possible that the total payments received may be less than the amount applied to this option. We base the payments on the 1983 Individual Annuity Mortality Table, adjusted to include ten years of mortality improvement under Projection Scale G, which has the effect of lowering the purchase rates applied to amounts payable under this option to reflect the increase in average lifespan since the Table was prepared.

LIBERTY SECURITY ACCOUNT(R). We will credit interest to proceeds left with us in the Liberty Security Account(R). We will credit interest to your Liberty Security Account(R) balance at a rate we declare. We periodically may change that rate, but it will never be less than 3.0% annually. The Beneficiary will be able to write checks against such account at any time and in any amount up to the total in the account. The checks must be for a minimum amount of $250.

When we begin to make payments under Options 3 and 4, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Contract. It may be higher.

In addition, we may agree to other proceeds option plans. Write or call us to obtain information about them.

OPTIONAL INSURANCE BENEFIT AGREEMENTS. You may ask to add one or more of the agreements described below to your Contract to provide additional optional insurance benefits. We may require evidence of insurability before we issue an agreement to you. We will deduct the cost of any agreements as part of the Monthly Deduction. Addition of an optional insurance benefit may also increase your guaranteed coverage monthly Premium amount. The agreements we currently offer are described below. For more information concerning what options we may offer, please ask your representative or contact us at 800-451-7065 extension 36327.

In our discretion we may offer agreements or stop offering an agreement at any time. Not all of these agreements may be available in your state, and the terms of these benefits may differ in some states. In addition, if your Contract was issued in connection with a tax-qualified plan, we may not be able to offer you some of the benefits provided by these agreements. Please contact us for more information.

     - ACCELERATED DEATH BENEFIT AGREEMENT. You may elect to add an Accelerated Death Benefit agreement to your Contract. If such agreement has been attached, you may request payment of a portion of the Death Benefit as an Accelerated Death Benefit if either: (1) the Insured has a terminal condition; or (2) the Insured is chronically ill, as these terms are defined in the Contract. You generally may request an Accelerated Death Benefit equal to up to the lesser of 90% of the Death Benefit (before subtracting any Indebtedness) or $250,000. We will reduce the amount you request by a discount for the early payment, a $100 processing fee, and the repayment of a pro rata portion of your Indebtedness. You may choose for the Accelerated Death Benefit to be paid in a lump sum or in installments, as described in the Contract.

If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable upon the Insured's death, as long as the Contract is in force. You may request an Accelerated Death Benefit only once.

If your request for an Accelerated Death Benefit is based on the Insured's being chronically ill, in some circumstances a portion of your Accelerated Death Benefit may not qualify for exemption from federal income tax. Accordingly, you should consult your tax adviser before requesting an Accelerated Death Benefit. For more information, see "Federal Income Tax Considerations - Accelerated Death Benefit" on page 40.

This benefit may not be available in some states, and the terms may differ in some states. Please contact us for more information.

     - WAIVER OF SPECIFIED MONTHLY PREMIUM. Under this agreement, we will contribute a specified monthly amount to the Account Value while the Insured is disabled, as defined in the agreement. You cannot add both the Waiver of Specified Monthly Premium and the Waiver of Monthly Deduction agreement to your Contract.

     - WAIVER OF MONTHLY DEDUCTION. Under this agreement, we will waive the Monthly Deduction while the Insured is disabled as defined in the agreement. You cannot add both the Waiver of Specified Monthly Premium and the Waiver of Monthly Deduction agreement to your Contract.

     - CHILDREN'S PROTECTION BENEFIT. Under this agreement we will pay a Death Benefit to the Beneficiary if one of the Insured's children dies before the child's 25th birthday while the agreement is in force. If the Insured dies while this agreement is in force, the benefit becomes fully paid-up. Until the child's 25th birthday, you may convert the agreement for a new Contract on the child's life, subject to certain conditions as defined in the agreement. We will not require evidence of insurability to convert the agreement.

     - ACCIDENTAL DEATH AND DISMEMBERMENT. Under this agreement, we will pay a benefit if the Insured dies from accidental bodily injury or suffers a bodily injury, as specified in the agreement.

     - PRIMARY INSURED TERM INSURANCE. This agreement provides additional term life insurance coverage on the primary Insured. Until the primary Insured reaches Age 75, you may exchange this agreement for a new Contract or an increase in the Face Amount of your Contract without evidence of insurability. In addition, if you convert this agreement on or after its first anniversary, but no later than its fourth anniversary, we will contribute a conversion credit toward the Premium for the new Contract. We will not require evidence of insurability to exchange or convert the agreement. The addition of a term insurance agreement does not affect the withdrawal charge on your Contract. As a result, if you provide a portion of your life insurance coverage through a term insurance agreement instead of through increasing the Face Amount of your Contract, your withdrawal charge will be lower. Under some combinations of Face Amount and optional term insurance coverage, however, your cost of insurance charges may be higher.


     - LEVEL TERM INSURANCE. This agreement provides additional term life insurance coverage on the primary Insured or an additional Insured for a specified period of ten or 20 years. Coverage and benefits under this agreement terminate at the end of the specified period. Cost of insurance charges for this agreement are guaranteed to remain level for the duration of the agreement. You may exchange this agreement for a new Contract for the covered Insured without evidence of insurability during the first five years for a ten year term agreement, and during the first ten years for a 20 year term agreement. In addition, if you convert this agreement on or after its first anniversary, or before its fifth anniversary, we will contribute a conversion credit toward the premium for the new Contract. The addition of a level term insurance agreement does not affect the withdrawal charge on your Contract.


     - ADDITIONAL INSURED TERM INSURANCE. This agreement provides life insurance coverage on an additional Insured. We will pay the specified Death Benefit under the agreement to the named Beneficiary when we receive due proof that the additional Insured died while the agreement was in force. Until the additional Insured's 75th birthday, you may exchange the agreement for a new Contract on the additional Insured's life, subject to certain conditions as defined in the agreement. In addition, if you convert this agreement on or after its first anniversary, but no later than its fourth anniversary, we will contribute a conversion credit toward the Premium for the new Contract. We will not require evidence of insurability to exchange or convert the agreement.

                             CHARGES AND DEDUCTIONS

We assess charges and deductions against the Contract's Account Value and the Sub-Accounts. Additional deductions and expenses are paid out of the Portfolios' assets, as described in the prospectuses of the Portfolios.

PREMIUM EXPENSE CHARGE

We charge a Premium expense charge on each Premium paid. The current Premium expense charge is 5.5% of the total Premiums paid in each Contract Year up to 12 times the Lifetime Guaranteed Coverage Monthly Premium and 3.5% of any Premium in excess of that amount. Twelve times the Guaranteed Coverage Monthly Premium equals the guideline level Premium determined under Section 7702(c) of the Tax Code. We may change the Premium expense charge, but it will never exceed 5.5% of each Premium.

The Premium expense charge is intended to cover a portion of our state Premium tax expenses, certain federal tax liabilities resulting from the receipt of Premiums, and a portion of our distribution expenses. State Premium tax rates vary from 0% to 4.0%. The current North Carolina Premium tax is 1.9%. We do not vary the Premium expense charge to reflect the actual Premium tax rate in individual states, or the absence of Premium tax in certain states. Accordingly, the portion of this charge attributable to state Premium taxes may be more or less than the Premium taxes assessed in your state.




SEPARATE ACCOUNT EXPENSE CHARGE

On each Valuation Date, we will take a deduction from the Sub-Accounts to compensate Liberty Life for its expenses incurred in connection with this Contract. The Separate Account Expense Charge will be calculated at an annual rate equivalent to 0.60% of average daily net assets of each Sub-Account, as described in the Tables of Fees and Expenses beginning on page 9. The amount deducted will be determined on each Valuation Date and is reflected in the calculation of the Accumulation Unit Value.

The Separate Account Expense Charge is intended to cover all expenses under the Contract other than distribution expenses, and the cost of insurance charges and the other expenses covered by the Monthly Deduction and Premium expense charge, which are charged for separately and described below. Accordingly, the Separate Account Expense Charge is intended to compensate us for incurring the following expenses and assuming certain risks under the Contracts:

-    mortality and expense risk;


- certain federal taxes and other expenses associated with the receipt of Premiums, to the extent not covered by the Premium Expense Charge; and


- a portion of our administrative expenses, such as salaries, postage, telephone, office equipment and periodic reports.

The mortality risk assumed in relation to the Contract includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims and the risks under the Guaranteed Death Benefit. We also assume a risk that, on the Monthly Date preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.


We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Contracts). In the future, however, we may make such a charge if federal tax laws change so that there is a tax imposed on the Variable Account. Charges for other taxes, if any, attributable to the Variable Account or to this class of Contracts may also be made.


MONTHLY DEDUCTION

Each month on the Monthly Date we deduct the following charges proportionately from your interest in the Sub-Accounts and your Fixed Account balance. The Monthly Deduction will consist of: (1) a cost of insurance charge; (2) a Contract fee; and (3) any charges for optional benefit agreements.

COST OF INSURANCE CHARGE. The cost of insurance charge is intended to pay us for the cost of providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in the Contract. We deduct the Monthly Deduction proportionately from your interests in the Sub-Accounts and your Fixed Account balance.

The current monthly cost of insurance charge is equal to the current cost of insurance rate times the net amount at risk. The net amount at risk is (a) minus
(b) where:


(a) is the Death Benefit on the first day of the Contract month divided by the 1.0032737; and


(b) is the Account Value on that day before the deduction of the Monthly Deduction.


The net amount at risk approximates the portion of the Death Benefit that we would pay from our general assets if the Insured were to die before the next Monthly Date. Cost of insurance charges vary based on Age, sex, history of tobacco use of the Insured and rating classes available when you purchased your Contract. In general, the cost of insurance charge you pay will increase as the Insured ages. Your guaranteed cost of insurance rates are set forth in the mortality tables in your Contract. Additional rating classes were introduced on March 30, 2003. Current cost of insurance rates for some preferred classifications were reduced on March 30, 2003, which may result in lower cost of insurance rates for some Insureds in preferred classifications. These new rating classifications are only available for Contracts issued after March 30, 2003, or for Contract changes made after March 30, 2003, that require underwriting of Insureds in preferred rating classes. Rates under Contracts issued on or prior to that date remain the same. Because the net amount for which we are at risk under your Contract may vary monthly, your cost of insurance charge is likely to differ each month. If the Insured is still living and your Contract is in effect on the first Contract Anniversary after the Insured's 100th birthday, we will discontinue charging you a cost of insurance charge.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The current cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the maximum guaranteed cost of insurance rates shown in the Contract. We base our cost of insurance rates on the sex, issue Age, Contract Year, rating class, and history of tobacco use of the Insured. However, we issue unisex Contracts in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table based on the Insured's sex, Age last birthday, and history of tobacco use. Our cost of insurance rates for unisex Contracts will never exceed a maximum based on the 1980 CSO Mortality Table A assuming 100% male lives.

CONTRACT FEE. We charge a Contract fee of $9.00 per month if your Contract's Face Amount is less than $100,000. We charge a Contract fee of $6.00 per month if your Contract's Face Amount is $100,000 or greater. The Contract fee is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports.



CHARGES FOR OPTIONAL BENEFIT AGREEMENTS. We offer several optional benefit agreements which may be added to the Contract. If one or more of these benefits is included on your Contract, the Monthly Deduction for the Contract will be increased to include the charge for the included benefits. Available benefits include primary insured term insurance, additional insured term insurance, level term insurance, waiver of specified monthly Premium, waiver of Monthly Deduction, children's protection benefit, and accidental death and dismemberment. The optional benefit agreement charges are intended to cover the cost of the additional coverage provided by the benefit. The optional benefit charges are set forth in the Table of Fees and Expenses beginning on page 9.


PORTFOLIO EXPENSES




You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio's net asset value reflects investment advisory fees and administrative expenses already deducted from the Portfolio's assets. For more information concerning the investment advisory fees and other charges assessed against the Portfolios, see the prospectuses and the statements of additional information for the Portfolios, which are available upon request.

We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of Variable Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We may receive Rule (12b-1) fees directly from the Franklin Templeton Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolio's shares held by applicable Franklin Templeton Sub-Accounts.

TRANSACTION FEES

WITHDRAWAL CHARGE. If you surrender your Contract or decrease your Contract's Face Amount during the first ten Contract years, or within ten years following an increase in Face Amount, a withdrawal charge will apply. If you take a partial withdrawal, a withdrawal charge will apply only if there is a decrease in Face Amount. To determine the initial amount of the withdrawal charge, we multiply the initial Face Amount of your Contract by the applicable rate per $1,000 of Face Amount. The applicable rate depends on the Insured's issue Age, sex and underwriting class. Initial withdrawal charges are shown in your Contract and will never exceed $50.00 per $1,000 of Face Amount. For additional information concerning the rates applicable to you, please ask your sales representative. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for this product. The amount of the withdrawal charge decreases over time.


We calculate withdrawal charges separately for the initial Face Amount and for each increase in the Face Amount. If you increase the Face Amount, we calculate the additional withdrawal charge using the same procedure described above, except that we use the Insured's Age and underwriting class at the time of the increase, rather than at the time your Contract was issued. The withdrawal charge assessed on a partial withdrawal or a decrease in Face Amount is in proportion to the percentage decrease in Face Amount (I.E., the amount of the decrease divided by the Face Amount before the decrease). Since partial withdrawals do not reduce the Face Amount of a Contract with Death Benefit Option 2, the withdrawal charge does not apply to those withdrawals. For decreases in Face Amount, we will deduct the withdrawal charge proportionately from your Account Value in each Sub-Account and the Fixed Account.


The withdrawal charge is equal to the initial withdrawal charge multiplied by the appropriate percentage shown in the following table for the Contract Year in which the surrender or decrease in Face Amount occurs:

                           % OF                               % OF
                           INITIAL                            INITIAL
         CONTRACT          WITHDRAWAL       CONTRACT          WITHDRAWAL
         YEAR              CHARGE           YEAR              CHARGE
         1                 100%              6                70%
         2                 100%              7                60%
         3                 100%              8                50%
         4                  90%              9                40%
         5                  80%             10                20%

If you have increased the Face Amount of your Contract, the appropriate percentage is determined separately for the withdrawal charge associated with the initial Face Amount and each increase.

The withdrawal charge is imposed to cover our actual premium and other state taxes and distribution expenses, which include representatives' sales commissions and other sales and distribution expenses. We expect to recover total premium and other state taxes and distribution expenses of the Contracts over the life of the Contracts. However, to the extent premium and other state taxes and distribution costs are not recovered by the withdrawal charge, we may make up any shortfall from the assets of our general account, which includes funds derived from the daily deductions charged to the Sub-Accounts and other fees and charges under the Contracts.

This provision may vary in some states. Please refer to your Contract.

MEDICAL WAIVER OF WITHDRAWAL CHARGE. After the first Contract Year, we will waive the withdrawal charge on all withdrawals under your Contract if on at least 45 days of any continuous 60 day period beginning after the first Contract Year, the Insured or his or her spouse has a qualifying medical stay, as defined in the Contract. To obtain this waiver, you must apply in writing within 180 days of your initial eligibility and meet the requirements for the waiver outlined in the Contract. Please refer to your Contract or call us for additional information about this provision. This provision may not be available in some states and terms may differ in some states.

WITHDRAWAL FEE. In addition to a withdrawal charge, we charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The withdrawal fee will equal the lesser of $25 or two percent of the amount of the partial withdrawal. The withdrawal fee does not apply to full surrenders. The withdrawal fee is intended to compensate us for our administrative costs in effecting a partial withdrawal.

TRANSFER FEE. The Contract permits us to charge a maximum transfer fee of $25 per transfer on each transfer after the first 12 transfers in any Contract Year, including transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We currently are waiving the transfer fee on all transfers. We may impose a limit on the number of free transfers, or change that number, at any time. If we limit the number of free transfers, we will notify you of any reduction in the number of free transfers at least 90 days in advance of the effective date of the change, and the change will not be effective until your next Contract Anniversary.

We will deduct the transfer fee from the Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

                   CONTRACT SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER. While your Contract is in force, you may fully surrender your Contract. We will pay you the Surrender Value determined as of the day we receive your written request at our Service Center. We may require that you give us your Contract document before we pay you the Surrender Value. Before we pay a full surrender, you must provide us with tax withholding information.

The Surrender Value equals the Account Value, minus any applicable withdrawal charges as stated in your Contract, minus any Indebtedness. The Surrender Value will be calculated as of the end of the Valuation Period during which your surrender request was received. We generally will pay you the Surrender Value of the Contract within seven days of our receiving your complete request. The determination of the applicable withdrawal charge is described in "Transaction Fees - Withdrawal Charge" beginning on page 33.

You may receive the Surrender Value in a lump sum or under any of the proceeds options described in "Death Benefit and Optional Insurance Benefits - Proceeds Options" beginning on page 26.

The tax consequences of surrendering the Contract are discussed in "Federal Income Tax Considerations" beginning on page 37.

PARTIAL WITHDRAWALS. A partial withdrawal of a portion of your Surrender Value may be requested beginning in the second Contract Year. Your request must be in writing and will be effective on the date we receive it at our Service Center. You must provide us with tax withholding information before any payment is processed.




After the first Contract Year, you may take partial withdrawals as often as you choose. However, you may not withdraw less than $250 at any one time. In addition, we may refuse to allow any partial withdrawal that would leave less than $250 in a Sub-Account from which the withdrawal was taken unless the entire Sub-Account is withdrawn. If a partial withdrawal, plus any applicable withdrawal charges, would reduce the Account Value below $500, we may treat the request as a request to withdraw the total Account Value and terminate your Contract. We may waive or change these limits.




We will pay you the amount requested minus any applicable withdrawal charges or fees. This amount will be subtracted from your Account Value. The proceeds of a partial withdrawal will generally be paid within seven days of our receiving your complete request. The calculation of the withdrawal charge is described in "Transaction Fees - Withdrawal Charge" beginning on page 33.


The Face Amount after a partial withdrawal may not be less than $50,000. If you have previously increased the Face Amount of your Contract, your partial withdrawals will first reduce the Face Amount of the most recent increase, then the next most recent increases successively, then the original Face Amount of the Contract. We will notify you of any change in the Face Amount in the next quarterly or annual report that we mail to you.


The tax consequences of partial withdrawals are discussed in "Federal Income Tax Considerations" beginning on page 37.

     - EFFECT OF PARTIAL WITHDRAWAL ON DEATH BENEFIT. If your Death Benefit is Option 1, a partial withdrawal will reduce the Face Amount of your Contract as well as the Account Value by the amount of the withdrawal and any charges associated with it.




Under Option 2 Death Benefit, a partial withdrawal will typically result in a dollar for dollar reduction in Account Value as well as a reduction in the life insurance proceeds payable under the Contract. It will not, however, affect the Face Amount. Accordingly, we will not assess a withdrawal charge on partial withdrawals from a Contract with an Option 2 Death Benefit.

     - ALLOCATING PARTIAL WITHDRAWALS AMONG SUB-ACCOUNTS AND THE FIXED ACCOUNT. You may specify how much of your partial withdrawal you wish to be taken from each Sub-Account. The amount requested from a specific Sub-Account may not exceed the value of that option less any applicable withdrawal charge and fee. If you do not specify the option from which you wish to take your partial withdrawal, we will take it proportionately from the Sub-Accounts and the Fixed Account.

                                      LOANS

AVAILABILITY OF LOANS. While the Contract is in force, you may borrow money from us using the Contract as the only security for your loan. Loans have priority over the claims of any assignee or any other person. You may borrow up to 90% of the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your loan request. Any outstanding Indebtedness will count against that limit. A loan against your Contract's Surrender Value may be taken at any time.

LIMITATIONS. The minimum loan amount is $250. In addition, if you have named an irrevocable Beneficiary, you must also obtain written consent from that individual or entity before we make a Contract loan to you.

INTEREST. The interest rate on all Contract loans is the loan interest rate shown in your Contract. Interest on Contract loans accrues daily and is due on each Contract Anniversary. If you do not pay the interest when due, the unpaid interest will become part of the Contract loan and will accrue interest at the same rate.

When we make a Contract loan to you, we will transfer to the Loan Account a portion of the Account Value equal to the loan amount. We will take the transfers proportionately from the Fixed Account and Sub-Accounts, unless you instruct us otherwise in writing. You may not transfer more than a pro rata share from the Fixed Account.

We will credit interest to the portion of the Loan Account attributable to preferred loans at the loan interest rate shown in your Contract. We will treat as a preferred loan the portion of your loan equal in amount to (a) your Account Value, minus (b) your total Payments, minus (c) your current preferred loan balance, minus (d) any interest that has accrued on your Indebtedness since the previous Contract Anniversary, plus (e) all prior partial withdrawals in excess of earnings. We will credit interest to the remainder of the Loan Account at the minimum guaranteed interest rate shown in your Contract. The interest charges on the loan may be 2% higher than the interest we credit on the loaned amount. On each Contract Anniversary, we will also transfer to the Loan Account an amount of Account Value equal to the amount by which the Indebtedness exceeds the value of the Loan Account.

EFFECT OF LOANS. A Contract loan, whether or not repaid, will have a permanent effect on your Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would if you had not taken a Contract loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Account Value will be greater than it would have been if you had not taken a Contract loan. Also, if you do not repay a Contract loan, your Indebtedness will be subtracted from the Death Benefit and Surrender Value otherwise payable.

Generally, coverage guarantees provided under the Contracts will be suspended or terminate while there are outstanding Contract loans. See "Purchasing a Contract
- Guaranteed Coverage Monthly Premium" on page 21. In some states, the terms under which coverage guarantees are affected by Contract loans may differ. Please refer to your Contract or contact your representative for additional information.




If you have an outstanding Contract loan, decreases in your Account Value, including decreases due to negative investment results in the Sub-Accounts you have chosen, could cause your Contract to enter the Grace Period and lapse. If you have an outstanding Contract loan and do not pay loan interest when due, unpaid interest will be added to your Contract loan and will bear interest at the same rate. If your investment gains are insufficient, your outstanding Contract loan could exceed your Surrender Value, resulting in your Contract entering the Grace Period.

If your Contract lapses while a Contract loan is outstanding and your contract is not a MEC, you may owe taxes or suffer other adverse tax consequences. Please refer to "Federal Income Tax Considerations - Contracts Which Are Not MECs" on page 40. Please consult with your tax adviser for additional information.

You may realize taxable income when you take a Contract loan. In some instances, a Contract is treated as a MEC for federal tax purposes. In that situation, Contract loans are treated as withdrawals for tax purposes, and the amount of the loan may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Contract loans is generally not deductible. Please refer to "Federal Income Tax Considerations - Contracts Which Are MECs" on page 40. Accordingly, before you take a Contract loan, you should consult your tax adviser and carefully consider the potential impact of a Contract loan on your rights and benefits under the Contract.

LOAN PROCEDURES. The loan amount available will be calculated as of the end of the Valuation Period during which your loan request is received. We generally will pay you the loan amount within seven days of our receiving your complete request.

In addition, you may repay all or any part of any Contract loan without penalty at any time while the Contract is still in effect and the Insured is living. If you have a Contract loan outstanding, we will treat any unscheduled Premium we receive from you as a loan repayment, unless you instruct us otherwise in writing. The payment will be processed as of the end of the Valuation Period during which it is received. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your Net Premium among the Sub-Accounts and the Fixed Account on the same basis as Planned Premiums are allocated, unless you instruct us otherwise.

                             LAPSE AND REINSTATEMENT

LAPSE. Generally, your Contract will terminate and life insurance coverage will end when one of the following events occurs: (a) you surrender your Contract;
(b) the Grace Period ends; or (c) the Insured dies.

Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either: (a) no Coverage Guarantee is in effect; or (b) at least one of the coverage guarantees is in effect, but you have outstanding Indebtedness under your Contract. At the end of this Grace Period, your Contract will lapse and coverage ends.

If the Insured dies during the Grace Period, we will pay the Death Benefit in accordance with your instructions. We will reduce the proceeds, however, by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit" beginning on page 26.




LAPSE OPTIONS. If your Contract enters the Grace Period, you will be given 61 days in which to pay an amount sufficient to keep the Contract in force. On the date the Grace Period begins, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. You may pay an amount larger than that indicated in the notice if you wish. If you do not pay us the amount indicated by the date shown in the notice, your Contract will terminate at the end of the Grace Period.


REINSTATEMENT. If your Contract lapses during the life of the Insured, you may apply for reinstatement of the Contract by paying us the reinstatement Premium. You must apply for reinstatement within five years from the end of the Grace Period while the Insured is living. A notice will be sent when the Contract lapses indicating the amount needed to reinstate the Contract. The reinstatement Premium is an amount sufficient (1) to pay all unpaid Monthly Deductions for the Grace Period and (2) to keep your Contract in force for three months. If you choose, you may pay a larger amount. If Indebtedness was outstanding at the time of the lapse, you must either repay or reinstate the loan before we will reinstate your Contract. In addition, you must provide evidence of insurability satisfactory to us. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the Premium paid at the time of reinstatement. All Contract charges will continue to be based on your original Contract Date.


                           GENERAL CONTRACT PROVISIONS

OWNERSHIP RIGHTS. During the Insured's lifetime, the rights and privileges stated in the Contract may be exercised only by the Owner.

The Owner ("you") is named in the application on the Contract Date, and may be changed from time to time. Unless otherwise provided, the ownership rights of an individual who dies before the Insured will belong to the surviving joint owner, or if no joint owner, to the executors or administrators of that individual's estate. The ownership rights of a corporation, partnership or fiduciary will belong to its successors or assigns.

BENEFICIARY. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Contract. You may change the Beneficiary or Contingent Beneficiary at any time while the Insured is alive, except irrevocable Beneficiaries and irrevocable Contingent Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. A request for a change in Beneficiary or Contingent Beneficiary will take effect as of the date you signed the form after we acknowledge receipt in writing. Until we acknowledge receipt of change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary will be you or your estate.

ASSIGNMENT. While the Insured is alive, you may assign the Contract as collateral security. You must notify us in writing if you assign the Contract. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Contract.

PERIODIC REPORTS. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract.

In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the 1933 Act, as amended, and the 1940 Act, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.




                        FEDERAL INCOME TAX CONSIDERATIONS




NOTE: THE FOLLOWING DISCUSSION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE CONTRACTS IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN THOSE LAWS WILL BE MADE. ALSO, WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. YOU BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "LIFE INSURANCE CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

IN ADDITION, THIS DISCUSSION DOES NOT INCLUDE A DETAILED DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE PURCHASE OF THESE CONTRACTS OR ANY DISCUSSION OF SPECIAL TAX RULES THAT MAY APPLY TO CERTAIN PURCHASE SITUATIONS. WE ALSO HAVE NOT TRIED TO CONSIDER ANY OTHER POSSIBLY APPLICABLE STATE OR OTHER TAX LAWS, FOR EXAMPLE, THE ESTATE TAX CONSEQUENCES OF THE CONTRACTS. YOU SHOULD SEEK TAX ADVICE CONCERNING THE EFFECT ON YOUR PERSONAL TAX LIABILITY OF THE TRANSACTIONS PERMITTED UNDER THE CONTRACT, AS WELL AS ANY OTHER QUESTIONS YOU MAY HAVE CONCERNING THE TAX STATUS OF THE CONTRACT OR THE POSSIBILITY OF CHANGES IN THE TAX LAW.




TAXATION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT. Liberty Life is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The operations of the Variable Account are taxed as part of the operations of Liberty Life. Investment income and realized capital gains are not taxed to the extent that they are applied under the Contracts.

Accordingly, we do not anticipate that Liberty Life will incur any federal income tax liability attributable to the operation of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Contracts). Therefore, we are not making any charge or provision for federal income taxes. However, if the tax treatment of the Variable Account is changed, we may charge the Variable Account for its share of the resulting federal income tax.

In several states we may incur state and local taxes on the operations of the Variable Account. We currently are not making any charge or provision for them against the Variable Account. We do, however, use part of the withdrawal charge to offset these taxes. If these taxes should be increased, we may make a charge or provision for them against the Sub-Accounts. If we do so, the results of the Sub-Accounts will be reduced.




TAX STATUS OF THE CONTRACT. The Contract is structured to satisfy the definition of a life insurance contract under the Tax Code. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the Beneficiary. The Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. The Death Benefit will also be included in your estate if the Beneficiary is not your estate but you retained incidents of ownership in the Contract. Examples of incidents of ownership include the right to change Beneficiaries, to assign the Contract or revoke an assignment, and to pledge the Contract or obtain a Contract loan.

If you own and are the Insured under a Contract and if you transfer all incidents of ownership in the Contract more than three years before your death, the Death Benefit will not be included in your gross estate. State and local estate and inheritance tax consequences may also apply.

In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of individuals) two or more generations below that of the transferor may be subject to the federal generation-skipping transfer tax.

In the absence of final regulations or other pertinent interpretations of the Tax Code, some uncertainty exists as to whether a substandard risk Contract will meet the statutory definition of a life insurance contract. If a Contract were deemed not to be a life insurance contract for tax purposes, it would not provide most of the tax advantages usually provided by a life insurance contract. We reserve the right to amend the Contracts to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service ("IRS").


In addition, you may use the Contract in various arrangements, including non-qualified deferred compensation or salary continuance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax treatment of the proposed arrangement.


DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Tax Code requires that the underlying assets of variable life insurance contracts be diversified. The Tax Code provides that a variable life insurance contract will not be treated as a life insurance contract for federal income tax purposes for any period and any subsequent period for which the investments are not adequately diversified. If the Contract were disqualified for this reason, you would lose the tax deferral advantages of the Contract and would be subject to current federal income taxes on all earnings allocable to the Contract.

The Tax Code provides that variable life insurance contracts such as the Contract meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. For purposes of determining whether or not the diversification standards of Section 817(h) of the Tax Code have been met, each United States government agency or instrumentality is treated as a separate issuer.

The United States Treasury Department (the "Treasury Department") also has issued regulations that establish diversification requirements for the segregated asset accounts underlying variable Contracts such as the Contracts. These regulations amplify the diversification requirements set forth in the Tax Code and provide an alternative to the provision described above. Under these regulations, a segregated asset account will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the account is represented by any one investment; (2) no more than 70% of the value of the total assets of the account is represented by any two investments; (3) no more than 80% of the value of the total assets of the account is represented by any three investments; and (4) no more than 90% of the value of the total assets of the account is represented by any four investments.

These diversification standards are applied to each Sub-Account of the Variable Account by looking to the investments of the Portfolio underlying the Sub-Account. One of our criteria in selecting the Portfolios is that their investment managers intend to manage them in compliance with these diversification requirements.

OWNER CONTROL. In certain circumstances, variable life insurance Contract Owners will be considered the owners, for tax purposes, of separate account assets underlying their Contracts. In those circumstances, the Contract Owners could be subject to taxation on the income and gains from the separate account assets.

In published rulings, the IRS has stated that a variable life insurance Contract Owner will be considered the owner of separate account assets, if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. When the diversification regulations were issued, the Treasury Department announced that in the future, it would provide guidance on the extent to which variable life insurance Contract Owners could direct their investments among Sub-Accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued. We cannot predict when or whether the Treasury Department will issue that guidance or what position the Treasury Department will take. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect.

The ownership rights under the Contract are similar in many respects to those described in IRS rulings in which the Contract Owners were not deemed to own the separate account assets. In some respects, however, they differ. For example, under the Contract you have many more investment options to choose from than were available under the Contracts involved in the published rulings, and you may be able to transfer Account Value among the investment options more frequently than in the published rulings. Because of these differences, it is possible that you could be treated as the owner, for tax purposes, of the Portfolio shares underlying your Contract and, therefore, subject to taxation on the income and gains on those shares. Moreover, it is possible that the Treasury Department's position, when announced, may adversely affect the tax treatment of existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner for tax purposes of the underlying assets.

THE REMAINDER OF THIS DISCUSSION ASSUMES THAT THE CONTRACT WILL BE TREATED AS A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES.

INCOME TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under a Contract is excludable from gross income under the Tax Code. Certain transfers of the Contract, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the proceeds options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (accruing after the Insured's death), which will be includable in the Beneficiary's income.

ACCELERATED DEATH BENEFIT. In general, the tax treatment of an Accelerated Death Benefit is the same as the tax treatment of Death Benefits, as described above. However, where an Accelerated Death Benefit is based on the Insured's being "chronically ill", the Tax Code limits the amount of the Accelerated Death Benefit that will qualify for exclusion from federal income taxation. In some circumstances, an Accelerated Death Benefit under the Contract may exceed these limits, and the excess amount therefore may be taxable. Accordingly, if you are considering requesting an Accelerated Death Benefit, you should first consult a qualified tax adviser.

TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Tax Code, except as described below, any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Contract before the Insured dies. If you surrender your Contract, the Cash Value (less any Contract fee paid upon surrender) will be includable in your income to the extent the amount received exceeds the "investment in the Contract". The "investment in the Contract" generally is the total Premiums and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the Contract constitute income depends, in part, upon whether the Contract is considered a MEC for federal income tax purposes.

CONTRACTS WHICH ARE MECs

CHARACTERIZATION OF A CONTRACT AS A MEC. In general, this Contract will not constitute a MEC, unless: (1) it was received in exchange for another life insurance contract which was a MEC; (2) excess Premiums are paid into the Contract, causing it to fail the "7-pay" test under Section 7702A of the Tax Code; or (3) there is a decrease in the Face Amount or an Agreement is removed, such that the Contract no longer complies with the "7-pay" test under Section 7702A of the Tax Code. Other "material" changes to your Contract may also cause it to be treated as a MEC.

TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECs. If your Contract is a MEC, withdrawals from your Contract will be treated first as withdrawals of income and then as a recovery of your investment in the Contract. Thus, you may realize taxable income upon a withdrawal if the Account Value exceeds the investment in the Contract. You may also realize taxable income when you take a Contract loan, because any loan (including unpaid loan interest) under the Contract will be treated as a withdrawal for tax purposes. In addition, if you assign or pledge any portion of the value of your Contract (or agree to assign or pledge any portion), the assigned or pledged portion of your Account Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a Contract that is a MEC, you should consult a qualified tax adviser.

PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to ten percent of the portion of the withdrawal that is includable in income, unless the withdrawals are made:
(1) after you reach Age 59 1/2; (2) because you have become disabled (as defined in the Tax Code); or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, as defined in the Tax Code). Certain other exceptions to the ten-percent penalty tax may apply.

AGGREGATION OF CONTRACTS. All life insurance contracts which are MECs and which are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one Contract for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income.

CONTRACTS WHICH ARE NOT MECs

TAX TREATMENT OF WITHDRAWALS GENERALLY. If your Contract is not a MEC, the amount of any withdrawal from the Contract will be treated first as a non-taxable recovery of Premiums and then as income from the Contract. Thus, only the portion of a withdrawal that exceeds the investment in the Contract immediately before the withdrawal will be includable in taxable income.


CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 CONTRACT YEARS. Where cash distributions are required under the Tax Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Tax Code, during this period), some or all of such amounts may be includable in taxable income.


TAX TREATMENT OF LOANS. If your Contract is not a MEC, a loan received under the Contract generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Account Value. As a result, you will not realize taxable income on any part of the loan as long as the Contract remains in force. If you surrender your Contract or your Contract lapses, however, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Moreover, if any portion of your Contract loan is a preferred loan, a portion of your Contract loan may be includable in your taxable income. Generally, you may not deduct interest paid on loans under the Contract, even if you use the loan proceeds in your trade or business.

ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of Premiums we intend to permit for the Contracts will comply with the Tax Code definition of a life insurance contract. We will monitor the amount of your Premiums, and, if your total Premiums during a Contract Year exceed those permitted by the Tax Code, we will refund the excess Premiums within 60 days of the end of the Contract Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. We reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of a life insurance contract.

FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a Contract, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As a Contract Owner, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received under the Contract, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

TAX ADVICE. This summary is not a complete discussion of the tax treatment of the Contract. You should seek tax advice from an attorney who specializes in tax issues.

                                LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Variable Account. Liberty Life is engaged in routine lawsuits which, in our management's judgment, are not of material importance to its total assets or material with respect to the Variable Account.


                                  LEGAL MATTERS


All matters of Massachusetts law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Massachusetts law, have been passed upon by William J. O'Connell, Esq., Assistant General Counsel and Assistant Secretary. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson Street NW, Suite 400, East Lobby, Washington, DC 20007-5201, serves as special counsel to Liberty Life with respect to federal securities laws.


                              FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002 and for each of the periods indicated therein, the financial statements of Liberty Life as of December 31, 2002 and December 31, 2001, and for each of the three years in the period ended December 31, 2002, and the related financial statement schedule of Liberty Life and the accompanying Independent Auditors' Reports appear in the Statement of Additional Information.

                    GLOSSARY OF TERMS USED IN THE PROSPECTUS

Please refer to this list for the meaning of the following terms:

ACCOUNT VALUE-The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

ACCUMULATION UNIT-An accounting unit of measurement which we use to calculate the value of a Sub-Account.


AGE-An Insured's age at his or her last birthday.


ASSET ALLOCATION MODELS-Models developed by Standard & Poor's Investment Advisory Services LLC to provide generalized guidance on how to allocate Account Value among the Sub-Accounts under the Contract.


ASSET REBALANCING-Our program under which we periodically readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level.


BENEFICIARY(IES)-The person(s) named by you to receive the Death Benefit under the Contract.

CASH VALUE-The Account Value less any applicable withdrawal charges.

CONTRACT ANNIVERSARY-The same day and month as the Contract Date for each subsequent year the Contract remains in force.

CONTRACT DATE-The effective date of insurance coverage under your Contract. It is used to determine Contract Anniversaries, Contract Years and the Monthly Date.

CONTRACT OWNER- The person(s) having the privileges of ownership defined in the Contract. The Contract Owner(s) may or may not be the same person(s) as the Insured(s). If your Contract is issued pursuant to a tax-qualified retirement plan, your ownership privileges may be modified by the plan.

CONTRACT YEAR-Each twelve-month period beginning on the Contract Date and each Contract Anniversary.

DEATH BENEFIT-The amount payable to the Beneficiary under the Contract upon the death of the Insured, before payment of any unpaid Indebtedness.

DELIVERY DATE-If you pay your initial Premium upon receipt of your Contract, the date on which your Contract is personally delivered to you; otherwise, five days after we mail your Contract for delivery to you.

DOLLAR COST AVERAGING-Our program under which we periodically transfer a fixed dollar amount to the Sub-Accounts of your choice, until the source you designate is exhausted or you instruct us to stop.

FACE AMOUNT-The amount designated as such on the Contract information page or as subsequently changed in accordance with the terms of the Contract. It is used to determine the amount of Death Benefit.

FIXED ACCOUNT-The portion of the Account Value allocated to our general account.


GUIDELINE LEVEL PREMIUM- The level annual premium amount, payable over a period not ending before the insured person attains age 95, computed using an interest rate and mortality and other charges as prescribed pursuant to section 7702 (c) of the Tax Code.

GRACE PERIOD- A 61-day period during which the Contract will remain in force so as to permit you to pay a sufficient amount to keep the Contract from lapsing.

INDEBTEDNESS-The sum of all unpaid Contract loans and accrued loan interest.

INSURED-A person whose life is Insured under the Contract.

LOAN ACCOUNT-An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Indebtedness.

MONTHLY DATE-The same day in each month as the Contract Date. The day of the month on which the Monthly Deduction is taken from your Account Value.

MONTHLY DEDUCTION-The amount deducted from the Account Value on each Monthly Date for the cost of insurance charge, the Contract fee, and the cost of any optional benefit agreement.

NET INVESTMENT FACTOR- The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET PREMIUM- A Premium less any Premium Expense Charge.

PLANNED PREMIUM-The amount of Premium selected by you to be paid periodically as payment for the Contract.

PORTFOLIO(S)-The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM-An amount paid to us as payment for the Contract by you or on your behalf.

SEC-The United States Securities and Exchange Commission.

SUB-ACCOUNT-A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

SUB-ACCOUNT VALUE-The value of the assets held in a Sub-Account.

SURRENDER VALUE-The Cash Value less any unpaid Indebtedness.

TAX CODE-The Internal Revenue Code of 1986, as amended.

VALUATION DATE-Each day the New York Stock Exchange ("NYSE") is open for business and we are open. We currently are open for variable business on each day the NYSE is open, except for emergencies or other times permitted by the SEC.

VALUATION PERIOD-The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the NYSE, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date, or the next day we are open, if later.

VARIABLE ACCOUNT-LLAC Variable Account, which is a segregated investment account of Liberty Life.

WE, US, OURS, THE COMPANY- Liberty Life Assurance Company of Boston ("Liberty Life").

YOU, YOUR, YOURS- The Owner of the Contract.

To learn more about the Variable Account, Liberty Life, and the Contracts, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. Please call our Service Center at 1-800-451-7065 extension 36327: (1) to request a copy of the SAI; (2) to receive personalized illustrations of Death Benefits, net cash Surrender Values, and Cash Values; and
(3) to ask questions about the Contract or make other inquiries.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Variable Account and the Contract. Our reports and other information about the Variable Account and the Contract (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.

Investment Company Act of 1940 Registration File No.  811-09075

                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE CONTRACT
                                    ISSUED BY
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                                 100 LIBERTY WAY
                           DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the prospectus, dated May 1, 2003, for Flexible Premium Variable Life Insurance Contracts (the "Contract" or Contracts"), offered by Liberty Life Assurance Company of Boston ("Liberty Life", "the Company", "we", "us" ,"ours"). You should read this SAI together with the Contract's prospectus, which we may amend from time to time.

To obtain a copy of a prospectus for the Contract, please call us at 1-800-451-7065 Ext. 36327 or write to our Service Center at the phone number or address provided above.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE CONTRACTS AND FOR THE PORTFOLIOS IN WHICH THE LLAC VARIABLE ACCOUNT INVESTS.

THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.

             STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2003
                    RELATING TO PROSPECTUS DATED: MAY 1, 2003

                                TABLE OF CONTENTS

                                                                                                Page
                                                                                                ----
The Company                                                                                       3
     Liberty Life Assurance Company of Boston                                                     3
The Variable Account                                                                              3
     LLAC Variable Account                                                                        3
 Services                                                                                         3
     Safekeeping of the Variable Account's Assets                                                 3
Payment Services                                                                                  3
Additional Information about the Operation of the Contracts and the Variable Account              4
     Periodic Reports                                                                             4
     Notice and Elections                                                                         4
     Modifications                                                                                4
     Limit on Right to Contest                                                                    4
     Suicide                                                                                      4
     Misstatement as to Age and Sex                                                               4
     Creditors' Claims                                                                            5
     Dividends                                                                                    5
Underwriters                                                                                      5
     Liberty Life Distributors LLC                                                                5
Additional Information About Charges                                                              5
     Special Provisions for Group or Sponsored Arrangements                                       5
     Underwriting Procedures                                                                      6
Lapse and Reinstatement                                                                           6
     Grace Period                                                                                 6
Performance Data                                                                                  6
     Historical Performance Information                                                           7
Illustrations                                                                                     9
     Narrative Information                                                                        9
Experts                                                                                          19
Financial Statements                                                                             19
     LLAC Variable Account                                                                       19
     Liberty Life Assurance Company of Boston                                                    19

Capitalized terms used in this SAI are defined where first used or in the Glossary beginning on page 41 of the Contract prospectus.

                                   THE COMPANY

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.


Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible for dividends and some are not. The variable life insurance contracts described in the prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

Liberty Life is a wholly-owned subsidiary of Liberty Life Holdings Inc., a holding company incorporated under the laws of the state of Delaware. Liberty Life Holdings Inc. is 90% owned by Liberty Mutual Insurance Company ("Liberty Mutual") and 10% owned by Liberty Mutual Fire Insurance Company ("LMFIC"), both of which are stock property and casualty insurance companies incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual and LMFIC are both wholly-owned subsidiaries of Liberty Mutual Group Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual Group Inc. is a wholly-owned subsidiary of LMHC Massachusetts Holdings Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. LMHC Massachusetts Holdings Inc. is a wholly-owned subsidiary of Liberty Mutual Holding Company Inc., a Massachusetts mutual holding company.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement dated February 3, 1998, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual's commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.


For additional information, please refer to the Contract prospectus, "Description of Liberty Life and the Variable Account," on page 14.

                              THE VARIABLE ACCOUNT

LLAC VARIABLE ACCOUNT. LLAC Variable Account ("the Variable Account") was originally established on July 10, 1998 as a segregated asset account of Liberty Life under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Liberty Life.

                                    SERVICES

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. Liberty Life holds the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

PAYMENT SERVICES. Liberty Mutual Insurance Company, the indirect parent company of Liberty Life, provides services with respect to the processing of certain payments received from life insurance policyholders, including

Contract Owners. Liberty Life has determined that $2,000 per year was paid to Liberty Mutual in the past three years for processing services attributable to the Contracts.




           ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CONTRACTS

PERIODIC REPORTS. We will maintain all records relating to the Variable Account and the Sub-Accounts. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. The statement will include the Account Value as of the end of the current and prior reporting period, the number, type and value of your interests in the Sub-Accounts to which you have allocated your Net Premiums, the current Death Benefit, Surrender Value, indebtedness, partial withdrawals, Premiums paid, and deductions made since the last statement. We will also include any information required by applicable laws and regulations. If you ask us, we will send you an additional statement at any time. We may charge up to $25 for this additional statement. We will tell you the current charge before we send you the statement.

In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

We also will mail you confirmation notices or other appropriate notices of Contract transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. In addition, please review your periodic statements and notices carefully, as they contain important information relating to the status of your Contract. It is your obligation to report to us, at the address or phone number provided on your statement, any errors or discrepancies concerning the information provided on the statement or notice.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the Contract, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATIONS. We reserve the right to modify the Contract without your express consent, in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the Contract will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

LIMIT ON RIGHT TO CONTEST. In the absence of fraud, we may not contest the insurance coverage under the Contract after the Contract has been in force for two years after the Contract Date while the Insured is alive or for two years after any increase in the Face Amount. The two-year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

In issuing a Contract, we rely on your application. Your statements in that application and any supplemental applications, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with the Contract application to void the Contract or to deny a claim, unless that statement is a part of the application or an amendment thereto.




SUICIDE. If the Insured commits suicide while sane or kills him- or herself while insane within two years of the Contract Date, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay you an amount equal to the Account Value less any Indebtedness, or the minimum amount required by the state in which your Contract was issued, and the Contract will end. Likewise, if the Insured dies by suicide while sane or kills him- or herself while insane within two years after the effective date of any increase in the

Face Amount, the amount we will pay you with respect to that increase will be limited to the Monthly Deductions taken in connection with that increase.




MISSTATEMENT AS TO AGE AND SEX. If the age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in the Contract.

CREDITORS' CLAIMS. To the extent permitted by law, no benefits payable under this Contract will be subject to the claims of your or the Beneficiary's creditors.

DIVIDENDS. We will not pay any dividend under the Contract.

                                  UNDERWRITERS

LIBERTY LIFE DISTRIBUTORS LLC. Liberty Life Distributors LLC ("LLD"), a wholly owned subsidiary of Liberty Life, serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover, New Hampshire 03820. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered on a continuous basis and sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Generally, representatives will receive a commission of not more than 30% of the Premiums received in the first year on Premiums up to the commissionable Premium, plus not more than 4% of any additional Premiums in the first Contract Year. Commissions on Premiums paid in subsequent years are lower.
Representatives also will generally receive a commission on a Face Amount increase. In addition, we may pay or permit other promotional incentives in cash, or credit or other compensation. We also may pay override payments, expense reimbursement allowances, bonuses, broker-dealer fees, training allowances, and service fees.

The aggregate dollar amount of underwriting commissions paid to LLD for the years ended December 31, 2002, 2001 and 2000 were $545,176, $1,214,319, and
$678,795, respectively. None of the underwriting commissions were retained by LLD for each of these periods. No other fees were paid to LLD for distribution services.

The distribution agreement with LLD provides for indemnification of LLD by Liberty Life for liability to Owners arising out of services rendered or contracts issued.

                      ADDITIONAL INFORMATION ABOUT CHARGES


SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, Contracts may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Contracts issued under these arrangements. Among other things, we may waive withdrawal charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Contract. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Premiums from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Contract vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Contracts are purchased and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements. From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contract Owners and all other owners of all other contracts funded by the Variable Account.

UNDERWRITING PROCEDURES. Before issuing a policy we will require evidence of insurability. This means that (1) you must complete an application and submit it to the Company, and (2) we may require that the Insured have a medical examination. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. Applicants who meet guidelines on issue age and Premium limitations may be eligible for simplified underwriting without a medical examination.

Insurance charges will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The insurance charge rate will not exceed those shown on the Contract's specifications pages, which are based on the 1980 Commissioners' Standard Ordinary Mortality Table ("1980 CSO"), male or female (unisex rates may be required in some situations), smoker or nonsmoker, age of the insured on their last birthday.

Aspecial risk class is used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 CSO, male or female (unisex rates may be required in some situations), smoker or nonsmoker and age of the insured on their last birthday.

For additional information on charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page 31.

                             LAPSE AND REINSTATEMENT




GRACE PERIOD. If you have any unpaid Indebtedness and your Surrender Value is insufficient to pay a Monthly Deduction when due, your Contract will enter the Grace Period and may terminate. During the Grace Period, you may surrender the Contract and transfer Account Value among Sub-Accounts. You are not permitted, however, to take a Contract loan, partial withdrawal, make changes to your Face Amount or to optional insurance benefits while your Contract is in the Grace Period.

For additional information, please refer to the Contract prospectus, "Lapse and Reinstatement" beginning on page 36.

                                PERFORMANCE DATA

PERFORMANCE INFORMATION. From time to time, we may include in our marketing materials and Contract Owner reports performance information for the Sub-Accounts of the Variable Account available under the Contract. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that performance figures shown do not reflect any applicable taxes.

The information presented in the following chart represents the total return for the Sub-Accounts for the periods indicated, and reflects all expenses of the underlying Portfolios, as well as the guaranteed maximum 1.65% Separate Account Expense Charge against amounts allocated to the underlying Portfolios. The rates of return do not reflect withdrawal charges, Monthly Deductions (including the cost of insurance charge), or premium taxes. These charges would reduce the average annual return reflected. The performance shown runs from the date of inception of the underlying Portfolios, which may predate when the Variable Account was established on July 10, 1998, and when the Contract first was available for sale on November 11, 1999. The average annual returns shown in the table are calculated as follows:

P*(1+T)^n = ERV

where:

P        =  a hypothetical initial payment of $1,000
T        =  average annual total return
n        =  number of years

ERV      =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, three, five, or ten -year period as of the end of the period or fractional portion thereof.

For additional information on Contract charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page 31.

For additional information on S&P's Asset Allocation Models included in the chart, please refer to the Contract prospectus, "Allocation of Net Premiums" beginning on page 24.


                                                     AVERAGE ANNUAL RETURNS THROUGH 12/31/2002(11),(2)
                                         -------------------------------------------------------------------------
                                                                                                           TEN
                                          INCEPTION       THREE       ONE        THREE         FIVE      YEARS OR
SUB-ACCOUNTS                               DATE(3)        MONTH       YEAR       YEARS         YEARS       LIFE
-------------------------------------    -----------     -------    --------    --------      -------    --------
STOCK

AIM V.I. Capital Appreciation Fund          5/3/93        3.74%      -26.00%     -21.39%       -3.91%       5.67%

AIM V.I. International Growth Fund          5/5/93        2.87%      -17.32%     -23.65%       -4.85%       2.61%

AIM V.I. New Technology Fund*             10/18/93        6.29%      -46.78%     -44.81%      -15.92%      -2.63%

Dreyfus Stock Index Fund                   9/29/89        6.70%      -24.01%     -16.44%       -2.54%       7.27%

Dreyfus Variable Investment Fund
Appreciation Portfolio                      4/5/93        5.18%      -18.36%     -10.78%        0.07%       8.53%

Dreyfus Socially Responsible Growth
Fund Inc.                                  10/7/93        3.68%      -30.59%     -22.84%       -5.45%       5.43%

Dreyfus Investment Portfolios -
Technology Growth Portfolio**              8/31/99       14.04%      -41.06%     -35.01%         N/A      -22.37%

Dreyfus Investment Portfolios -
Emerging Leaders Portfolio**              12/15/99        6.98%      -21.51%       3.05%         N/A        5.49%

Colonial U.S. Growth & Income Fund,
Variable Series                             7/5/94       10.31%      -23.60%      -8.67%       -0.07%       8.99%

Colonial Small Cap Value Fund,
Variable Series* **                        5/19/98        5.13%       -7.86%       5.16%         N/A         .92%

Liberty All-Star Equity Fund,
Variable Series                           11/17/97        8.93%      -27.68%     -13.46%       -4.11%      -3.90%

MFS Emerging Growth Series*                7/24/95        3.38%      -35.41%     -30.90%       -4.08%       3.04%

MFS Research Series*                       7/26/95        4.24%      -26.19%     -18.96%       -4.50%       3.07%

MFS Utilities Series*                       1/3/95        7.91%      -24.41%     -16.07%       -2.30%       7.57%

MFS Investors Trust Series                 10/9/95        4.75%      -22.61%     -14.44%       -4.49%       4.03%

MFS Capital Opportunities Series           8/14/95        5.55%      -31.34%     -21.32%       -2.28%       2.96%

Stein Roe Growth Stock Fund,
Variable Series                             1/1/89        3.14%      -31.78%     -24.27%       -5.74%       4.18%

Franklin Growth and Income
Securities Fund*                           1/24/89        7.46%      -17.37%      -2.65%       -0.48%       6.65%

Franklin Large Cap Growth
Securities Fund*                            5/1/96        6.83%      -24.84%     -12.13%        0.87%       4.85%

Templeton Growth Securities Fund*          3/15/94        4.65%      -20.14%      -8.19%       -0.19%       4.71%

BOND

AIM V.I. Government Securities              5/5/93       -0.88%        7.94%       7.05%        4.78%       4.25%

Colonial High Yield Securities
Fund, Variable Series**                    5/19/98        1.83%       -5.29%      -6.12%         N/A       -4.78%

Colonial Strategic Income Fund,
Variable Series                             7/5/94        3.46%        6.88%       2.42%        2.34%       5.11%

MFS High Income Series                     7/26/95        2.36%        0.91%      -2.42%       -0.90%       2.86%

Franklin Strategic Income
Securities Fund* **                         7/1/99        4.76%        3.16%       2.92%         N/A        3.02%

BALANCED

Stein Roe Balanced Fund, Variable
Series                                      1/1/89        4.05%      -13.38%      -9.07%       -1.55%       4.41%

MONEY MARKET - 7 DAY CURRENT
SEC YIELD(4)

Stein Roe Money Market Fund,
Variable Series                              -1.42%

Franklin Money Market Fund*                  -1.46%

STANDARD & POOR'S ASSET ALLOCATION
 MODELS(5)

Model A - Aggressive Growth                               7.06%      -22.71%        N/A          N/A         N/A

Model B - Enhanced Growth                                 5.93%      -17.05%        N/A          N/A         N/A

Model C - Growth                                          5.45%      -16.05%        N/A          N/A         N/A

Model D - Moderate Growth                                 5.64%      -16.38%        N/A          N/A         N/A

Model E - Growth & Income                                 4.94%      -12.51%        N/A          N/A         N/A



* Total returns reflect that the investment adviser waived all or part of its fee or reimbursed the fund for a portion of its expenses. Otherwise, total returns would have been lower
**  Results for life of the fund as this fund does not have a ten-year history.

The intent of this chart is to reflect what the performance of a hypothetical investment in the Sub-Accounts of the Contracts would have been, had they been in existence since the inception date of the underlying funds selected. The Contracts have been available for sale since November 11, 1999. The inception date of the LLAC Variable Account used to fund benefits payable under the Contracts is July 10, 1998. The Variable Account is divided into Sub-Accounts, the assets of which are invested in shares of the corresponding underlying funds. THIS INFORMATION IS BASED ON PAST PERFORMANCE AND IS NOT A GUARANTEE OR AN INDICATION OF FUTURE RESULTS.

                                    FOOTNOTES

     1. The performance results shown are adjusted to reflect mortality and expense charges, and investment management fees and other expenses of the underlying funds. Actual results would be significantly lower after deducting other applicable Contract expenses including cost of insurance, administrative and withdrawal charges. A complete description of the Contract charges can be found in the Contract prospectus.
     2. Total return is the change in value of a Sub-Account over a given period, assuming reinvestment of any dividends and capital gains distributions of the underlying funds. Average annual return is a hypothetical rate of return that, if achieved annually, would have produced the same results over the stated period if performance during that period was constant. Average annual returns smooth variations in performance, and are not the same as actual year-by-year results.
     3. Inception date refers to the start of investment operations of the underlying funds. The fund prospectuses are available upon request.
     4. Based on the seven-day period ending December 31, 2002. Seven-day current SEC yield is a hypothetical rate of return for an investment in the Contract's money market Sub-Account(s) over the specified seven-day period with dividends annualized. Investment in a money market fund is not insured by the FDIC or any other government agency, and although the underlying fund seeks to preserve a constant share price of $1.00 per share, it is possible to lose money by investing in the money market Sub-Account as a result in a change in the underlying fund's share price or the deduction of contract charges.
     5. These allocations are designed by Standard & Poor's using the principles of Modern Portfolio Theory. Each represents an appropriate combination of investments for a specific level of risk. These models are specific to this Contract. Similarly named models developed for use with other products may differ. If you decide to use a model, we will automatically allocate your net premiums in accordance with the specified percentages. We will also automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account values in accordance with your chosen model. Periodically, S&P will review the models. As a result of those reviews, S&P may decide to change the percentage allocations among the Sub-Accounts. The information presented for the model portfolios assumes an investment in the Sub-Accounts of a particular model for the duration of the reporting period including quarterly Asset Rebalancing.

                                  ILLUSTRATIONS


NARRATIVE INFORMATION. The following tables have been prepared to help show how values under Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. These gross rates of return do not reflect the deduction of charges and expenses of the Portfolios. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

The illustrations assume annual payment of Planned Premiums in the amount shown in the table, which equals twelve times the Lifetime Guaranteed Coverage monthly Premium. Payment of this level of Premium each month would guarantee Death Benefit coverage for the Insured's lifetime, regardless of investment performance, assuming no loans or withdrawals are taken.

The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 0.60% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. The illustrations also reflect the deduction of the Premium Expense charge from each Premium payment. The current Premium Expense Charge is 5.5% of each Premium up to twelve times the Lifetime Guaranteed Coverage monthly Premium and 3.5% of any Premium in excess of that amount. We guarantee that the Premium Expense Charge will not exceed 5.5% of each Premium.

In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.99%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, without any expense reimbursements or fee waivers. If current expense reimbursements and fee waivers were included, the annual effective rate would have been 0.96%. Liberty Life anticipates that expense reimbursement and fee waiver arrangements currently in effect will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

The tables also reflect applicable charges including monthly cost of insurance charges and a Contract fee of $9.00 per month for Contracts with Face Amounts of less than $100,000 and $6.00 per month for Contracts with higher Face Amounts. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges and Premium Expense Charges. After deduction of these amounts (other than the cost of insurance charges, Contract fees and Premium Expense Charges), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of -2.64%, 3.36%, and 9.36%, respectively, on both a current and guaranteed basis. Cost of insurance rates vary by issue age (or attained age in the case of increases in Face Amount), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.


The tables reflect the fact that no charges for federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if all Premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that you have not requested an increase or decrease in Face Amount and no partial withdrawals or transfers have been made.

The Contract offers two Death Benefit Options. Under Option 1, the Death Benefit will be the greater of the Face Amount or a percentage of the Account Value. Under Option 2, the Death Benefit will be the greater of the Face Amount plus the Account Value or a percentage of the Account Value. We subtract any outstanding Contract debt and due and unpaid charges before we pay a Death Benefit. The Death Benefit in the illustration is determined under Option 1.

Values are shown for Contracts which are issued to preferred non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

In most states, the Contract includes three coverage guarantees: Minimum Guaranteed Coverage, Limited Guaranteed Coverage, and Lifetime Guaranteed Coverage. While any coverage guarantee is in effect, and you have no outstanding Indebtedness, your Contract will not lapse if the Surrender Value is insufficient to pay the Monthly Deduction. Provided sufficient Premium is paid, in most states Lifetime Guaranteed Coverage will be in effect until the later of the Insured's age 75 or 15 years after the Contract Date, and Minimum Guaranteed Coverage will be in effect for the first three Contract Years. In Maryland, Massachusetts, New Jersey, and Texas, Lifetime Guaranteed Coverage is not available and Limited Guaranteed Coverage ends after five Contract Years. If you do not pay sufficient Premium, one or more coverage guarantees will terminate. If Limited or Lifetime Guaranteed Coverage terminates for this reason, you will be given a fixed time of at least one year to pay sufficient additional Premium to restore the guarantee. Even if all of the coverage guarantees terminate, however, your Contract will not lapse provided that the Surrender Value is sufficient to pay the Monthly Deductions as they come due. Your Contract will state a monthly Premium amount for each coverage guarantee. For a guarantee to remain in effect your total Premiums (less any partial withdrawal) must at least equal the relevant monthly Premium amount, times the number of months since the Contract Date, minus the relevant monthly Premium amounts for the most recent three months. However, if Lifetime Guaranteed Coverage is in effect when the Insured reaches age 100, we will not require payment of additional Premium and the Death Benefit will equal the greater of the Face Amount or 101% of the Account Value.

If the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If a Contract loan is outstanding in this situation, the Contract may lapse in accordance with the Grace Period provisions. The Contract also might lapse in this situation if you previously had partial withdrawals and your total Premium payments, minus the amounts withdrawn, were insufficient to keep the Guaranteed Death Benefit in effect.

The benefit agreements described in the prospectus are available to add optional insurance benefits to your Contract. The charges for benefit agreements are deducted from your Account Value as part of the Monthly Deduction. The attached illustrations do not include any optional insurance benefits.

Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed Planned Premium, and any available agreements requested. Please contact your representative, call us at 1-800-451-7065 Ext. 36327 or write to our Service Center to request an illustration.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $1,090.46 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 30
                              $100,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                       VALUES - CURRENT COST OF INSURANCE

                  0% HYPOTHETICAL                  6% HYPOTHETICAL                 12% HYPOTHETICAL
              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
              -----------------------          -----------------------         -----------------------
CONTRACT   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
  YEAR      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------   -------   ---------   -------    -------   ---------   -------   ---------  ---------  ---------
   1          825         25     100,000        881         81    100,000         936        136    100,000
   2        1,637        837     100,000      1,800      1,000    100,000       1,969      1,169    100,000
   3        2,437      1,637     100,000      2,759      1,959    100,000       3,109      2,309    100,000
   4        3,225      2,505     100,000      3,763      3,043    100,000       4,370      3,650    100,000
   5        3,994      3,354     100,000      4,804      4,164    100,000       5,755      5,115    100,000
   6        4,752      4,192     100,000      5,892      5,332    100,000       7,285      6,725    100,000
   7        5,489      5,009     100,000      7,019      6,539    100,000       8,966      8,486    100,000
   8        6,204      5,804     100,000      8,185      7,785    100,000      10,811     10,411    100,000
   9        6,908      6,588     100,000      9,403      9,083    100,000      12,850     12,530    100,000
   10       7,591      7,431     100,000     10,666     10,506    100,000      15,092     14,932    100,000
   11       8,254      8,254     100,000     11,977     11,977    100,000      17,560     17,560    100,000
   12       8,889      8,889     100,000     13,328     13,328    100,000      20,271     20,271    100,000
   13       9,506      9,506     100,000     14,733     14,733    100,000      23,261     23,261    100,000
   14      10,105     10,105     100,000     16,193     16,193    100,000      26,558     26,558    100,000
   15      10,678     10,678     100,000     17,703     17,703    100,000      30,189     30,189    100,000
   16      11,225     11,225     100,000     19,265     19,265    100,000      34,190     34,190    100,000
   17      11,745     11,745     100,000     20,882     20,882    100,000      38,603     38,603    100,000
   18      12,249     12,249     100,000     22,567     22,567    100,000      43,479     43,479    100,000
   19      12,728     12,728     100,000     24,312     24,312    100,000      48,863     48,863    100,000
   20      13,172     13,172     100,000     26,116     26,116    100,000      54,803     54,803    104,674
   25      15,007     15,007     100,000     36,230     36,230    100,000      94,832     94,832    148,886
   30      15,875     15,875     100,000     48,362     48,362    100,000     159,650    159,650    213,930
   35      15,117     15,117     100,000     62,927     62,927    100,000     264,360    264,360    322,519
   40      11,605     11,605     100,000     80,899     80,899    100,000     432,754    432,754    501,995
   45       2,970      2,970     100,000    104,098    104,098    111,385     704,557    704,557    753,876
   50           0          0     100,000    133,026    133,026    139,678   1,146,961  1,146,961  1,204,309
   55           0          0     100,000    167,443    167,443    175,815   1,851,457  1,851,457  1,944,030
   60           0          0     100,000    207,404    207,404    217,774   2,956,514  2,956,514  3,104,339
   65           0          0     100,000    257,130    257,130    259,702   4,745,089  4,745,089  4,792,540
   70           0          0     100,000    320,134    320,134    323,336   7,676,258  7,676,258  7,753,021

     Assumptions:

     (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

     (2)  Assumes no Contract loans have been made.

     (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

     (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $1,090.46 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 30
                              $100,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                      VALUES - GUARANTEED COST OF INSURANCE

                  0% HYPOTHETICAL                  6% HYPOTHETICAL                 12% HYPOTHETICAL
              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
              -----------------------          -----------------------         -----------------------
CONTRACT   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
  YEAR      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------   -------   ---------   -------    -------   ---------   -------   ---------  ---------  ---------
   1          825         25     100,000        881         81    100,000         936        136    100,000
   2        1,612        812     100,000      1,773        973    100,000       1,942      1,142    100,000
   3        2,382      1,582     100,000      2,702      1,902    100,000       3,049      2,249    100,000
   4        3,136      2,416     100,000      3,666      2,946    100,000       4,266      3,546    100,000
   5        3,872      3,232     100,000      4,668      4,028    100,000       5,604      4,964    100,000
   6        4,591      4,031     100,000      5,708      5,148    100,000       7,076      6,516    100,000
   7        5,291      4,811     100,000      6,787      6,307    100,000       8,693      8,213    100,000
   8        5,970      5,570     100,000      7,903      7,503    100,000      10,471     10,071    100,000
   9        6,628      6,308     100,000      9,058      8,738    100,000      12,423     12,103    100,000
   10       7,264      7,104     100,000     10,255     10,095    100,000      14,570     14,410    100,000
   11       7,876      7,876     100,000     11,491     11,491    100,000      16,930     16,930    100,000
   12       8,464      8,464     100,000     12,769     12,769    100,000      19,525     19,525    100,000
   13       9,027      9,027     100,000     14,089     14,089    100,000      22,380     22,380    100,000
   14       9,563      9,563     100,000     15,452     15,452    100,000      25,522     25,522    100,000
   15      10,072     10,072     100,000     16,859     16,859    100,000      28,982     28,982    100,000
   16      10,552     10,552     100,000     18,311     18,311    100,000      32,793     32,793    100,000
   17      11,001     11,001     100,000     19,809     19,809    100,000      36,995     36,995    100,000
   18      11,418     11,418     100,000     21,354     21,354    100,000      41,629     41,629    100,000
   19      11,803     11,803     100,000     22,948     22,948    100,000      46,745     46,745    100,000
   20      12,152     12,152     100,000     24,591     24,591    100,000      52,397     52,397    100,078
   25      13,203     13,203     100,000     33,522     33,522    100,000      90,345     90,345    141,842
   30      12,592     12,592     100,000     43,633     43,633    100,000     151,270    151,270    202,702
   35       9,198      9,198     100,000     54,990     54,990    100,000     248,871    248,871    303,623
   40         633        633     100,000     67,873     67,873    100,000     404,025    404,025    468,669
   45           0          0     100,000     83,610     83,610    100,000     652,227    652,227    697,883
   50           0          0     100,000    105,912    105,912    111,207   1,055,012  1,055,012  1,107,763
   55           0          0     100,000    132,976    132,976    139,624   1,685,071  1,685,071  1,769,324
   60           0          0     100,000    163,081    163,081    171,235   2,646,515  2,646,515  2,778,841
   65           0          0     100,000    200,701    200,701    202,708   4,192,461  4,192,461  4,234,386
   70           0          0     100,000    248,947    248,947    251,436   6,725,361  6,725,361  6,792,614

     Assumptions:

     (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

     (2)  Assumes no Contract loans have been made.

     (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

     (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $5,053.49 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 45
                              $250,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                       VALUES - CURRENT COST OF INSURANCE

                  0% HYPOTHETICAL                  6% HYPOTHETICAL                 12% HYPOTHETICAL
              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
              -----------------------          -----------------------         -----------------------
CONTRACT   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
  YEAR      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------   -------   ---------   -------    -------   ---------   -------    -------   ---------  ---------
   1        4,041        621     250,000      4,304        884    250,000       4,568      1,148    250,000
   2        7,978      4,558     250,000      8,757      5,337    250,000       9,570      6,150    250,000
   3       11,841      8,421     250,000     13,395      9,975    250,000      15,081     11,661    250,000
   4       15,603     12,525     250,000     18,197     15,119    250,000      21,126     18,048    250,000
   5       19,249     16,513     250,000     23,155     20,419    250,000      27,745     25,009    250,000
   6       22,803     20,409     250,000     28,301     25,907    250,000      35,027     32,633    250,000
   7       26,268     24,216     250,000     33,646     31,594    250,000      43,046     40,994    250,000
   8       29,628     27,918     250,000     39,183     37,473    250,000      51,866     50,156    250,000
   9       32,904     31,536     250,000     44,942     43,574    250,000      61,597     60,229    250,000
   10      36,078     35,394     250,000     50,918     50,234    250,000      72,321     71,637    250,000
   11      39,134     39,134     250,000     57,104     57,104    250,000      84,138     84,138    250,000
   12      42,056     42,056     250,000     63,499     63,499    250,000      97,160     97,160    250,000
   13      44,847     44,847     250,000     70,119     70,119    250,000     111,531    111,531    250,000
   14      47,493     47,493     250,000     76,964     76,964    250,000     127,403    127,403    250,000
   15      49,980     49,980     250,000     84,038     84,038    250,000     144,950    144,950    250,000
   16      52,309     52,309     250,000     91,360     91,360    250,000     164,382    164,382    250,000
   17      54,476     54,476     250,000     98,948     98,948    250,000     185,936    185,936    250,000
   18      56,472     56,472     250,000    106,814    106,814    250,000     209,846    209,846    264,406
   19      58,260     58,260     250,000    114,958    114,958    250,000     236,180    236,180    292,863
   20      59,835     59,835     250,000    123,403    123,403    250,000     265,160    265,160    323,495
   25      63,837     63,837     250,000    171,098    171,098    250,000     459,668    459,668    533,215
   30      58,276     58,276     250,000    232,280    232,280    250,000     773,920    773,920    828,094
   35      34,926     34,926     250,000    311,552    311,552    327,130   1,285,426  1,285,426  1,349,698
   40           0          0     250,000    406,473    406,473    426,797   2,101,807  2,101,807  2,206,898
   45           0          0     250,000    517,724    517,724    543,610   3,386,656  3,386,656  3,555,989
   50           0          0     250,000    655,803    655,803    662,361   5,467,540  5,467,540  5,522,216
   55           0          0     250,000    829,941    829,941    838,241   8,876,785  8,876,785  8,965,553
   60           0          0     250,000    829,941    829,941    838,241   8,876,785  8,876,785  8,965,553
   65           0          0     250,000    829,941    829,941    838,241   8,876,785  8,876,785  8,965,553
   70           0          0     250,000    829,941    829,941    838,241   8,876,785  8,876,785  8,965,553

     Assumptions:

     (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

     (2)  Assumes no Contract loans have been made.

     (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

     (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $5,053.49 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 45
                              $250,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                      VALUES - GUARANTEED COST OF INSURANCE

                  0% HYPOTHETICAL                  6% HYPOTHETICAL                 12% HYPOTHETICAL
              GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
              -----------------------          -----------------------         -----------------------
CONTRACT   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
  YEAR      VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------   -------   ---------   -------    -------   ---------   -------    -------   ---------  ---------
   1        4,041        621     250,000      4,304        884    250,000       4,568      1,148    250,000
   2        7,714      4,294     250,000      8,485      5,065    250,000       9,291      5,871    250,000
   3       11,273      7,853     250,000     12,794      9,374    250,000      14,446     11,026    250,000
   4       14,714     11,636     250,000     17,232     14,154    250,000      20,080     17,002    250,000
   5       18,033     15,297     250,000     21,800     19,064    250,000      26,239     23,503    250,000
   6       21,220     18,826     250,000     26,496     24,102    250,000      32,971     30,577    250,000
   7       24,269     22,217     250,000     31,317     29,265    250,000      40,334     38,282    250,000
   8       27,168     25,458     250,000     36,260     34,550    250,000      48,388     46,678    250,000
   9       29,904     28,536     250,000     41,319     39,951    250,000      57,203     55,835    250,000
   10      32,468     31,784     250,000     46,492     45,808    250,000      66,862     66,178    250,000
   11      34,847     34,847     250,000     51,776     51,776    250,000      77,459     77,459    250,000
   12      37,030     37,030     250,000     57,168     57,168    250,000      89,100     89,100    250,000
   13      39,013     39,013     250,000     62,678     62,678    250,000     101,921    101,921    250,000
   14      40,782     40,782     250,000     68,303     68,303    250,000     116,066    116,066    250,000
   15      42,314     42,314     250,000     74,037     74,037    250,000     131,700    131,700    250,000
   16      43,586     43,586     250,000     79,876     79,876    250,000     149,020    149,020    250,000
   17      44,576     44,576     250,000     85,820     85,820    250,000     168,258    168,258    250,000
   18      45,244     45,244     250,000     91,856     91,856    250,000     189,684    189,684    250,000
   19      45,550     45,550     250,000     97,978     97,978    250,000     213,555    213,555    264,808
   20      45,455     45,455     250,000    104,183    104,183    250,000     239,808    239,808    292,566
   25      37,373     37,373     250,000    136,739    136,739    250,000     414,558    414,558    480,887
   30       7,751      7,751     250,000    172,994    172,994    250,000     694,113    694,113    742,701
   35           0          0     250,000    219,603    219,603    250,000   1,147,457  1,147,457  1,204,829
   40           0          0     250,000    289,617    289,617    304,098   1,857,095  1,857,095  1,949,950
   45           0          0     250,000    369,668    369,668    388,151   2,940,725  2,940,725  3,087,762
   50           0          0     250,000    469,117    469,117    473,808   4,682,785  4,682,785  4,729,613
   55           0          0     250,000    595,703    595,703    601,660   7,536,189  7,536,189  7,611,551
   60           0          0     250,000    595,703    595,703    601,660   7,536,189  7,536,189  7,611,551
   65           0          0     250,000    595,703    595,703    601,660   7,536,189  7,536,189  7,611,551
   70           0          0     250,000    595,703    595,703    601,660   7,536,189  7,536,189  7,611,551

     Assumptions:

     (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

     (2)  Assumes no Contract loans have been made.

     (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

     (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

     (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

     (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     EXPERTS

The consolidated financial statements of Liberty Life Assurance Company of Boston at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of LLAC Variable Account at December 31, 2002 and for each of the periods indicated therein, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, 200 Clarendon St., Boston, MA 02116, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Actuarial matters included in the prospectus, this SAI and the registration statement of which they are parts, including the hypothetical Contract illustrations, have been examined by Christopher R. Poirier, FSA, MAAA, Assistant Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

                              FINANCIAL STATEMENTS

LLAC VARIABLE ACCOUNT

Report of Independent Auditors
Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and
2001
Notes to Financial Statements

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

Report of Independent Auditors
Consolidated Balance Sheets as of December 31, 2002 and 2001
Consolidated Statements of Operations for the years ended December 31, 2002, 2001 and 2000
Consolidated Statements of Changes in Stockholders' Equity as of December 31, 2002, 2001 and 2000
Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Financial Statements

The financial statements of Liberty Life included herein should be considered only as bearing on the ability of Liberty Life to meet its obligations under the Contracts.

AUDITED FINANCIAL STATEMENTS

LLAC Variable Account
Year ended December 31, 2002

                              LLAC Variable Account

                          Audited Financial Statements

                          Year ended December 31, 2002

                                    CONTENTS


Report of Independent Auditors                                  1

Audited Financial Statements

Statement of Assets and Liabilities                             2
Statements of Operations                                        3
Statements of Changes in Net Assets                            13
Notes to Financial Statements                                  22

                         Report of Independent Auditors

To the Board of Directors of Liberty Life Assurance Company of Boston and Contract Owners of LLAC Variable Account

We have audited the accompanying statement of assets and liabilities of LLAC Variable Account (comprising, respectively, the AIM V.I. New Technology Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio, Dreyfus Investment Portfolio - Emerging Leaders Fund, Dreyfus Investment Portfolio - Technology Growth Fund, Dreyfus Socially Responsible Growth Fund, Franklin Growth and Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Money Market Fund, Franklin Strategic Income Securities Fund, Templeton Growth Securities Fund, Colonial Small Cap Value Fund - Variable Series, Colonial High Yield Securities Fund - Variable Series, Colonial Strategic Income Fund - Variable Series, Colonial U.S. Growth & Income Fund - Variable Series, Liberty All-Star Equity Fund - Variable Series, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Research Series, MFS Utilities Series, MFS Investors Trust (formerly, Growth with Income) Series, MFS High Income Series, SteinRoe Balanced Fund - Variable Series, SteinRoe Growth Stock Fund - Variable Series, SteinRoe Money Market Fund) as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Liberty Life Assurance Company of Boston's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting LLAC Variable Account at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

March 10, 2003

                                                                                                                MARKET
INVESTMENTS:                                                                       SHARES         COST           VALUE
                                                                                -----------------------------------------
ASSETS

     AIM V.I. New Technology Fund                                                       149    $       360    $       343
     AIM V.I. Capital Appreciation Fund                                              31,792        685,027        522,335
     AIM V.I. Government Securities Fund                                             36,448        432,667        451,949
     AIM V.I. International Equity Fund                                              36,108        555,892        450,993
     Dreyfus Stock Index Fund                                                        57,113      1,569,493      1,283,323
     Dreyfus Variable Investment Fund - Capital Appreciation Portfolio               12,161        406,516        349,982
     Dreyfus Investment Portfolio - Emerging Leaders Fund                            20,498        336,752        304,398
     Dreyfus Investment Portfolio - Technology Growth Fund                           11,578         85,428         66,574
     Dreyfus Socially Responsible Growth Fund                                         2,726         78,158         51,517
     Franklin Growth and Income Securities Fund                                      25,563        318,083        300,105
     Franklin Large Cap Growth Securities Fund                                       57,807        748,889        635,875
     Franklin Money Market Fund                                                     409,973        409,973        409,973
     Franklin Strategic Income Securities Fund                                       20,402        201,581        209,933
     Templeton Growth Securities Fund                                                 1,337         11,959         11,500
     Colonial Small Cap Value Fund, Variable Series                                  36,566        407,499        382,850
     Colonial High Yield Securities Fund, Variable Series                            20,418        142,227        118,219
     Colonial Strategic Income Fund, Variable Series                                  9,405         89,209         83,800
     Colonial U.S. Growth and Income Fund, Variable Series                           41,754        659,175        499,789
     Liberty All-Star Equity Fund, Variable Series                                    8,218         83,076         63,937
     MFS Capital Opportunities Series                                                16,256        189,360        154,915
     MFS Emerging Growth Series                                                      16,631        292,005        198,072
     MFS Research Series                                                              9,279        166,890        100,024
     MFS Utilities Series                                                            11,468        151,436        137,965
     MFS Investors Trust Series                                                      52,692        872,600        709,756
     MFS High Income Series                                                          24,021        214,048        211,862
     SteinRoe Balanced Fund, Variable Series                                         11,437        158,590        135,758
     SteinRoe Growth Stock Fund, Variable Series                                     21,067        622,727        410,391
     SteinRoe Money Market Fund                                                     232,796        232,796        232,796
                                                                                                              -----------

     Total assets                                                                                             $ 8,488,934
                                                                                                              -----------

LIABILITIES                                                                                                             0
                                                                                                              -----------

     Net assets                                                                                               $ 8,488,934
                                                                                                              ===========

NET ASSETS

     Variable life contracts                                                                                  $ 8,488,934
                                                                                                              ===========

SEE ACCOMPANYING NOTES.

                              LLAC VARIBALE ACCOUNT

                            Statements of Operations

                  For the years and periods ended December 31,

                                                     AIM V.I. NEW TECHNOLOGY         AIM V.I. CAPITAL APPRECIATION
                                                              FUND                               FUND
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001          2000
                                                     ------------------------    --------------------------------------
Investment income:
   Dividends                                                  -    $      128             -    $   39,752    $    3,875
                                                     ------------------------    --------------------------------------

Total investment income                                       -           128             -        39,752         3,875

Expenses:
   Mortality and expense risks and
   administrative charges                            $      186            53    $   93,532        63,102        11,966
                                                     ------------------------    --------------------------------------

Net investment income (loss)                               (186)           75       (93,532)      (23,350)       (8,091)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares        (207)          (71)      (93,637)      (20,966)          193
                                                     ------------------------    --------------------------------------

Total realized gains (losses) on investments               (207)          (71)      (93,637)      (20,966)          193

Unrealized appreciation/(depreciation)
   during the period                                         65           (82)      (45,958)      (81,427)      (35,408)
                                                     ------------------------    --------------------------------------

Net increase (decrease) in net assets
    from operations                                  $     (328)   $      (78)   $ (233,128)   $ (125,743)   $  (43,306)
                                                     ========================    ======================================

                                                      AIM V.I. GOVERNMENT SECURITIES FUND
                                                         2002         2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    8,036    $    8,825    $    2,129
                                                     --------------------------------------

Total investment income                                   8,036         8,825         2,129

Expenses:
   Mortality and expense risks and
   administrative charges                                38,999        20,432         5,771
                                                     --------------------------------------

Net investment income (loss)                            (30,963)      (11,607)       (3,642)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares       7,241         1,312           690
                                                     --------------------------------------

Total realized gains (losses) on investments              7,241         1,312           690

Unrealized appreciation/(depreciation)
   during the period                                     21,947        (2,605)         (143)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $   (1,775)   $ (12,900)    $   (3,095)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                       AIM V.I. INTERNATIONAL EQUITY FUND
                                                     --------------------------------------
                                                        2002         2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    2,855    $    9,610    $    7,381
                                                     --------------------------------------

Total investment income                                   2,855         9,610         7,381

Expenses:
   Mortality and expense risks and
   administrative charges                                82,736        51,662        13,705
                                                     --------------------------------------

Net investment income (loss)                            (79,881)      (42,052)       (6,324)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (39,923)      (12,464)       (1,131)
                                                     --------------------------------------

Total realized gains (losses) on investments            (39,923)      (12,464)       (1,131)

Unrealized appreciation/(depreciation)
   during the period                                    (29,602)      (46,327)      (29,167)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (149,406)   $ (100,843)   $  (36,622)
                                                     ======================================

                                                             DREYFUS STOCK INDEX FUND
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $   16,486    $   13,165    $    8,521
                                                     --------------------------------------

Total investment income                                  16,486        13,165         8,521


Expenses:
   Mortality and expense risks and
   administrative charges                               152,363       129,001        41,634
                                                     --------------------------------------

Net investment income (loss)                           (135,877)     (115,836)      (33,113)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (51,370)      (56,430)        1,750
                                                     --------------------------------------

Total realized gains (losses) on investments            (51,370)      (56,430)        1,750

Unrealized appreciation/(depreciation)
   during the period                                   (218,020)      (32,840)      (35,362)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (405,266)   $ (205,106)   $  (66,725)
                                                     ======================================

                                                       DREYFUS VARIABLE INVESTMENT FUND -
                                                        CAPITAL APPRECIATION PORTFOLIO
                                                         2002         2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    4,240    $    3,379    $    2,025
                                                     --------------------------------------

Total investment income                                   4,240         3,379         2,025

Expenses:
   Mortality and expense risks and
   administrative charges                                98,652        53,906        23,020
                                                     --------------------------------------

Net investment income (loss)                            (94,412)      (50,527)      (20,995)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (45,096)       (3,088)        5,469
                                                     --------------------------------------

Total realized gains (losses) on investments            (45,096)       (3,088)        5,469

Unrealized appreciation/(depreciation)
   during the period                                    (39,567)      (12,361)       (4,609)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (179,076)   $  (65,976)   $  (20,135)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                        DREYFUS INVESTMENT          DREYFUS INVESTMENT
                                                        PORTFOLIO EMERGING        PORTFOLIO - TECHNOLOGY
                                                           LEADERS FUND                GROWTH FUND
                                                     ------------------------    ------------------------
                                                        2002          2001*         2002         2001*
                                                     ------------------------    ------------------------
Investment income:
   Dividends                                                  -             -             -             -
                                                     ------------------------    ------------------------

Total investment income                                       -             -             -             -

Expenses:
   Mortality and expense risks and
   administrative charges                            $   62,782    $   18,311    $   14,363    $    5,202
                                                     ------------------------    ------------------------

Net investment income (loss)                            (62,782)      (18,311)      (14,363)       (5,202)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares        (812)          161        (3,415)         (695)
                                                     ------------------------    ------------------------

Total realized gains (losses) on investments               (812)          161        (3,415)         (695)

Unrealized appreciation/(depreciation)
   during the period                                    (44,689)       12,335       (22,921)        4,067
                                                     ------------------------    ------------------------

Net increase (decrease) in net assets
   from operations                                   $ (108,283)   $   (5,815)   $  (40,699)   $   (1,830)
                                                     ========================    ========================

                                                          DREYFUS SOCIALLY RESPONSIBLE
                                                                   GROWTH FUND
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $      138    $       46    $      402
                                                     --------------------------------------

Total investment income                                     138            46           402

Expenses:
   Mortality and expense risks and
   administrative charges                                 4,661         4,915         1,669
                                                     --------------------------------------

Net investment income (loss)                             (4,523)       (4,869)       (1,267)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (16,411)       (3,299)          (15)
                                                     --------------------------------------

Total realized gains (losses) on investments            (16,411)       (3,299)          (15)

Unrealized appreciation/(depreciation)
   during the period                                     (7,197)      (13,578)       (5,866)
                                                     --------------------------------------
Net increase (decrease) in net assets
   from operations                                   $  (28,131)   $  (21,746)   $   (7,148)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                       FRANKLIN GROWTH AND          FRANKLIN LARGE CAP
                                                      INCOME SECURITIES FUND      GROWTH SECURITIES FUND
                                                        2002          2001*         2002          2001*
                                                     ------------------------    ------------------------
Investment income:
   Dividends                                         $      545             -    $    3,751    $    3,752
                                                     ------------------------    ------------------------

Total investment income                                     545             -         3,751         3,752

Expenses:
   Mortality and expense risks and
   administrative charges                                10,382    $      139       115,254        35,032
                                                     ------------------------    ------------------------

Net investment income (loss)                             (9,837)         (139)     (111,503)      (31,280)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (2,485)           (6)      (13,946)       (2,678)
                                                     ------------------------    ------------------------

Total realized gains (losses) on investments             (2,485)           (6)      (13,946)       (2,678)

Unrealized appreciation/(depreciation)
   during the period                                    (18,112)          134      (112,333)         (680)
                                                     ------------------------    ------------------------

Net increase (decrease) in net assets
   from operations                                   $  (30,435)   $      (11)   $ (237,783)   $  (34,638)
                                                     ========================    ========================

                                                       FRANKLIN MONEY MARKET
                                                               FUND
                                                     ------------------------
                                                        2002          2001*
                                                     ------------------------
Investment income:
   Dividends                                         $    2,917    $    1,077
                                                     ------------------------

Total investment income                                   2,917         1,077

Expenses:
   Mortality and expense risks and
   administrative charges                                34,296         8,823
                                                     ------------------------

Net investment income (loss)                            (31,379)       (7,746)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares           -             -
                                                     ------------------------

Total realized gains (losses) on investments                  -             -

Unrealized appreciation/(depreciation)
   during the period                                          -             -
                                                     ------------------------

Net increase (decrease) in net assets
   from operations                                   $  (31,379)   $   (7,746)
                                                     ========================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                    FRANKLIN STRATEGIC INCOME       TEMPLETON GROWTH
                                                         SECURITIES FUND             SECURITIES FUND
                                                     ------------------------    ------------------------
                                                        2002         2001*          2002         2001*
                                                     ------------------------    ------------------------
Investment income:
   Dividends                                         $       31    $    2,099    $      130    $       16
                                                     ------------------------    ------------------------
Total investment income                                      31         2,099           130            16

Expenses:
   Mortality and expense risks and
   administrative charges                                 8,656           894           409           234
                                                     ------------------------    ------------------------

Net investment income (loss)                             (8,625)        1,205          (279)         (218)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares        (395)           (5)          (43)          (24)
                                                     ------------------------    ------------------------

Total realized gains (losses) on investments               (395)           (5)          (43)          (24)

Unrealized appreciation/(depreciation)
   during the period                                      9,480        (1,128)         (670)          211
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
   from operations                                   $      460    $       72    $     (992)   $      (31)
                                                     ========================    ========================

                                                          COLONIAL SMALL CAP VALUE FUND,
                                                                  VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $   12,963    $    3,692    $      576
                                                     --------------------------------------

Total investment income                                  12,963         3,692           576

Expenses:
   Mortality and expense risks and
   administrative charges                                63,001        35,683         9,148
                                                     --------------------------------------

Net investment income (loss)                            (50,038)      (31,991)       (8,572)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares       6,673         2,458         1,369
                                                     --------------------------------------

Total realized gains (losses) on investments              6,673         2,458         1,369

Unrealized appreciation/(depreciation)
   during the period                                    (41,456)       12,294         4,384
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (84,821)   $  (17,239)   $   (2,819)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                      COLONIAL HIGH YIELD SECURITIES FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002         2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    9,617    $   10,304    $    4,486
                                                     --------------------------------------

Total investment income                                   9,617        10,304         4,486

Expenses:
   Mortality and expense risks and
   administrative charges                                11,290        13,628         4,417
                                                     --------------------------------------

Net investment income (loss)                             (1,673)       (3,324)           69

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (4,144)       (7,275)         (205)
                                                     --------------------------------------

Total realized gains (losses) on investments             (4,144)       (7,275)         (205)

Unrealized appreciation/(depreciation)
   during the period                                    (10,002)       (7,316)       (6,690)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (15,819)   $  (17,915)   $   (6,826)
                                                     ======================================

                                                         COLONIAL STRATEGIC INCOME FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    6,673    $    7,345    $    5,005
                                                     --------------------------------------

Total investment income                                   6,673         7,345         5,005

Expenses:
   Mortality and expense risks and
   administrative charges                                 5,590         6,185         1,827
                                                     --------------------------------------

Net investment income (loss)                              1,083         1,160         3,178

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (2,701)       (2,443)            3
                                                     --------------------------------------

Total realized gains (losses) on investments             (2,701)       (2,443)            3

Unrealized appreciation/(depreciation)
   during the period                                      2,552        (2,780)       (5,181)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $      934    $   (4,063)   $   (2,000)
                                                     ======================================


                                                       COLONIAL U.S. GROWTH & INCOME FUND,
                                                                 VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    6,778    $   64,117    $   20,706
                                                     --------------------------------------

Total investment income                                   6,778        64,117        20,706

Expenses:
   Mortality and expense risks and
   administrative charges                                59,214        71,503        22,643
                                                     --------------------------------------

Net investment income (loss)                            (52,436)       (7,386)       (1,937)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (21,217)      (27,795)        1,353
                                                     --------------------------------------

Total realized gains (losses) on investments            (21,217)      (27,795)        1,353

Unrealized appreciation/(depreciation)
   during the period                                   (109,217)      (35,895)      (14,069)
                                                     --------------------------------------
Net increase (decrease) in net assets
   from operations                                   $ (182,870)   $  (71,076)   $  (14,653)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                          LIBERTY ALL-STAR EQUITY FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $      132    $    1,801    $    2,818
                                                     --------------------------------------

Total investment income                                     132         1,801         2,818

Expenses:
   Mortality and expense risks and
   administrative charges                                 8,536        11,304         3,076
                                                     --------------------------------------

Net investment income (loss)                             (8,404)       (9,503)         (258)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (3,022)      (11,186)           62
                                                     --------------------------------------

Total realized gains (losses) on investments             (3,022)      (11,186)           62

Unrealized appreciation/(depreciation)
   during the period                                    (16,769)           62        (2,436)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (28,194)   $  (20,627)   $   (2,632)
                                                     ======================================

                                                           MFS CAPITAL
                                                       OPPORTUNITIES SERIES              MFS EMERGING GROWTH SERIES
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001          2000
                                                     ------------------------    --------------------------------------
Investment income:
   Dividends                                         $       55             -             -    $   10,676    $    1,271
                                                     ------------------------    --------------------------------------

Total investment income                                      55             -             -        10,676         1,271

Expenses:
   Mortality and expense risks and
   administrative charges                                30,358    $   11,079    $   32,034        40,196        15,082
                                                     ------------------------    --------------------------------------

Net investment income (loss)                            (30,302)      (11,079)      (32,034)      (29,520)      (13,811)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (4,448)       (1,037)      (26,531)      (54,576)       (2,214)
                                                     ------------------------    --------------------------------------

Total realized gains (losses) on investments             (4,448)       (1,037)      (26,531)      (54,576)       (2,214)

Unrealized appreciation/(depreciation)
   during the period                                    (39,144)        4,699       (58,907)      (13,987)      (21,091)
                                                     ------------------------    --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (73,894)   $   (7,417)   $ (117,473)   $  (98,083)   $ (37,116)
                                                     ========================    ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                              MFS RESEARCH SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $      319    $   13,872    $      148
                                                     --------------------------------------

Total investment income                                     319        13,872           148

Expenses:
   Mortality and expense risks and
   administrative charges                                 4,454         4,618         1,385
                                                     --------------------------------------

Net investment income (loss)                             (4,135)        9,254        (1,237)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (10,905)       (3,966)           14
                                                     --------------------------------------

Total realized gains (losses) on investments            (10,905)       (3,966)           14

Unrealized appreciation/(depreciation)
   during the period                                    (22,871)      (35,920)       (8,197)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (37,911)   $  (30,632)   $   (9,420)
                                                     ======================================

                                                              MFS UTILITIES SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    7,171    $   13,960    $    1,974
                                                     --------------------------------------

Total investment income                                   7,171        13,960         1,974

Expenses:
   Mortality and expense risks and
   administrative charges                                18,978        16,122         3,843
                                                     --------------------------------------

Net investment income (loss)                            (11,807)       (2,162)       (1,869)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares    (127,338)       (1,527)         (149)
                                                     --------------------------------------

Total realized gains (losses) on investments           (127,338)       (1,527)         (149)

Unrealized appreciation/(depreciation)
   during the period                                     41,125       (53,496)       (1,118)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (98,021)   $  (57,185)   $   (3,136)
                                                     ======================================

                                                            MFS INVESTORS TRUST SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    2,839    $    5,120    $      347
                                                     --------------------------------------

Total investment income                                   2,839         5,120           347

Expenses:
   Mortality and expense risks and
   administrative charges                                98,068        34,829         2,244
                                                     --------------------------------------

Net investment income (loss)                            (95,229)      (29,709)       (1,897)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (12,585)       (3,443)          160
                                                     --------------------------------------

Total realized gains (losses) on investments            (12,585)       (3,443)          160

Unrealized appreciation/(depreciation)
   during the period                                   (129,713)      (32,736)         (388)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (237,526)   $  (65,888)   $  (2,125)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                                                   STEIN ROE BALANCED FUND, VARIABLE
                                                      MFS HIGH INCOME SERIES                     SERIES
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001          2000
                                                     ------------------------    --------------------------------------
Investment income:
   Dividends                                         $    9,408             -    $    4,449       $ 4,339    $        4
                                                     ------------------------    --------------------------------------

Total investment income                                   9,408             -         4,449         4,339             4

Expenses:
   Mortality and expense risks and
   administrative charges                                27,464    $    7,425         5,919         3,454           722
                                                     ------------------------    --------------------------------------

Net investment income (loss)                            (18,056)       (7,425)       (1,470)          885          (718)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares      (2,309)         (121)       (4,538)       (8,195)          (70)
                                                     ------------------------    --------------------------------------

Total realized gains (losses) on investments             (2,309)         (121)       (4,538)       (8,195)          (70)

Unrealized appreciation/(depreciation)
   during the period                                     (2,807)          621       (17,987)       (3,563)       (1,282)
                                                     ------------------------    --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (23,172)   $   (6,925)   $  (23,995)   $  (10,873)   $   (2,070)
                                                     ========================    ======================================

                                                          STEIN ROE GROWTH STOCK FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $      838    $   55,842    $    5,774
                                                     --------------------------------------

Total investment income                                     838        55,842         5,774

Expenses:
   Mortality and expense risks and
   administrative charges                                59,403        74,136        23,738
                                                     --------------------------------------

Net investment income (loss)                            (58,565)      (18,294)      (17,964)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares     (46,743)     (109,959)         (827)
                                                     --------------------------------------

Total realized gains (losses) on investments            (46,743)     (109,959)         (827)

Unrealized appreciation/(depreciation)
   during the period                                   (111,839)      (48,490)      (52,081)
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $ (217,146)   $ (176,743)   $  (70,872)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                                                          STEIN ROE MONEY MARKET FUND
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Investment income:
   Dividends                                         $    2,773    $    8,629    $    2,674
                                                     --------------------------------------

Total investment income                                   2,773         8,629         2,674

Expenses:
   Mortality and expense risks and
   administrative charges                                26,312        39,098        13,777
                                                     --------------------------------------

Net investment income (loss)                            (23,539)      (30,469)      (11,103)

Realized gains (losses) on investments
   Realized gain (loss) on sale of portfolio shares         (27)            -             -
                                                     --------------------------------------

Total realized gains (losses) on investments                (27)            -             -

Unrealized appreciation/(depreciation)
   during the period                                          -             -             -
                                                     --------------------------------------

Net increase (decrease) in net assets
   from operations                                   $  (23,566)   $  (30,469)   $  (11,103)
                                                     ======================================

(*) From May 1, 2001 (Commencement of Operations)

SEE ACCOMPANYING NOTES.

                              LLAC Variable Account

                       Statements of Changes in Net Assets

                      For the years ended December 31, 2002

                                                      AIM V.I. NEW TECHNOLOGY
                                                              FUND                 AIM V.I. CAPITAL APPRECIATION FUND
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002         2001           2000
                                                     ------------------------    --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $     (186)   $       75    $  (93,532)   $  (23,350)   $   (8,091)
                                                     ------------------------    --------------------------------------
    Realized gains (losses)                                (207)          (71)      (93,637)      (20,966)          193
    Change in unrealized appreciation
      (depreciation) during the period                       65           (82)      (45,958)      (81,427)      (35,408)

Net increase (decrease) in net assets
  resulting from operations                                (328)          (78)     (233,128)     (125,743)      (43,306)

Contract transactions:
  Purchase payments from contract owners                    709           309       294,735       385,310       212,102
  Contract terminations and annuity payouts                (297)            -       (25,515)       (6,352)         (231)
  Transfers between accounts                                 16             -           306        32,336        34,933
  Contract loans                                              -             -        (4,180)       (1,246)         (393)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                               2            10           472           198          (120)
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                      430           319       265,818       410,246       246,291
                                                     ------------------------    --------------------------------------
Total increase (decrease) in net assets                     102           241        32,690       284,503       202,985

Net assets at beginning of period                           241             -       489,644       205,141         2,158
                                                     ------------------------    --------------------------------------

Net assets at end of period                          $      343    $      241    $  522,335    $  489,644    $  205,143
                                                     ========================    ======================================

                                                      AIM V.I. GOVERNMENT SECURITIES FUND
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (30,963)   $  (11,607)   $   (3,642)
    Realized gains (losses)                               7,241         1,312           690
    Change in unrealized appreciation
      (depreciation) during the period                   21,947        (2,605)         (143)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (1,775)      (12,900)       (3,095)

Contract transactions:
  Purchase payments from contract owners                229,911       293,423        71,802
  Contract terminations and annuity
    payouts                                             (10,613)       (1,937)         (267)
  Transfers between accounts                            (84,139)       (1,766)      (24,276)
  Contract loans                                         (1,680)         (363)         (515)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             141          (154)            8
                                                     --------------------------------------
Net increase (decrease) in net assets
    resulting from contract transactions                133,620       289,203        46,752
                                                     --------------------------------------
Total increase (decrease) in net assets                 131,845       276,303        43,657

Net assets at beginning of period                       320,104        43,801           144
                                                     --------------------------------------

Net assets at end of period                          $  451,949    $  320,104    $   43,801
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                       AIM V.I. INTERNATIONAL EQUITY FUND
                                                     --------------------------------------
                                                        2002         2001           2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (79,881)   $  (42,052)   $   (6,324)
    Realized gains (losses)                             (39,923)      (12,464)       (1,131)
    Change in unrealized appreciation
      depreciation) during the period                   (29,602)      (46,327)      (29,167)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (149,406)     (100,843)      (36,622)

Contract transactions:
  Purchase payments from contract owners                294,029       290,208       157,145
  Contract terminations and annuity
       payouts                                          (23,238)       (5,979)         (212)
  Transfers between accounts                             (9,729)       25,739        10,413
  Contract loans                                         (3,781)       (1,219)         (281)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             210           555          (357)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  257,492       309,304       166,708
                                                     --------------------------------------
Total increase (decrease) in net assets                 108,085       208,461       130,086

Net assets at beginning of period                       342,908       134,447         4,362
                                                     --------------------------------------

Net assets at end of period                          $  450,993    $  342,908    $  134,448
                                                     ======================================

                                                            DREYFUS STOCK INDEX FUND
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $ (135,877)   $ (115,836)   $  (33,113)
    Realized gains (losses)                             (51,370)      (56,430)        1,750
    Change in unrealized appreciation
      (depreciation) during the period                 (218,020)      (32,840)      (35,362)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (405,266)     (205,106)      (66,725)

Contract transactions:
  Purchase payments from contract owners                559,972       826,722       501,099
  Contract terminations and annuity
    payouts                                             (49,060)      (19,344)       (1,646)
  Transfers between accounts                            281,135      (165,144)       35,787
  Contract loans                                         (9,096)       (3,308)       (1,810)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             948         1,898           249
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  783,898       640,824       533,679
                                                     --------------------------------------
Total increase (decrease) in net assets                 378,632       435,718       466,954

Net assets at beginning of period                       904,691       468,973         2,019
                                                     --------------------------------------

Net assets at end of period                          $1,283,323    $  904,691    $  468,973
                                                     ======================================

                                                       DREYFUS VARIABLE INVESTMENT FUND -
                                                        CAPITAL APPRECIATION PORTFOLIO
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (94,412)   $  (50,527)   $  (20,995)
    Realized gains (losses)                             (45,096)       (3,088)        5,469
    Change in unrealized appreciation
     (depreciation) during the period                   (39,567)      (12,361)       (4,609)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (179,076)      (65,976)      (20,135)

Contract transactions:
  Purchase payments from contract owners                364,287       266,352       222,481
  Contract terminations and annuity
    payouts                                             (21,897)       (4,407)         (557)
  Transfers between accounts                           (230,188)      127,546      (107,580)
  Contract loans                                         (1,712)         (692)         (795)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             (59)        1,090           250
                                                     --------------------------------------
Net increase (decrease) in net assets
     resulting from contract transactions               110,431       389,889       113,799
                                                     --------------------------------------
Total increase (decrease) in net assets                 (68,645)      323,913        93,664

Net assets at beginning of period                       418,628        94,715         1,051
                                                     --------------------------------------

Net assets at end of period                          $  349,983    $  418,628    $   94,715
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                        DREYFUS INVESTMENT          DREYFUS INVESTMENT
                                                       PORTFOLIO - EMERGING        PORTFOLIO TECHNOLOGY
                                                            LEADERS FUND               GROWTH FUND
                                                     ------------------------    ------------------------
                                                        2002          2001*         2002          2001*
                                                     ------------------------    ------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (62,782)   $  (18,311)   $  (14,363)   $   (5,202)
    Realized gains (losses)                                (812)          161        (3,415)         (695)
    Change in unrealized appreciation
      (depreciation) during the period                  (44,689)       12,335       (22,921)        4,067
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from operations                            (108,283)       (5,815)      (40,699)       (1,830)

Contract transactions:
  Purchase payments from contract owners                231,842        98,010        50,208        33,370
  Contract terminations and annuity
    payouts                                             (11,584)         (999)       (2,618)         (390)
  Transfers between accounts                             48,804        54,216        10,984        17,631
  Contract loans                                         (1,494)         (226)         (141)         (105)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                            (254)          182            61           102
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  267,314       151,183        58,495        50,608
                                                     ------------------------    ------------------------
Total increase (decrease) in net assets                 159,030       145,368        17,796        48,778

Net assets at beginning of period                       145,368             -        48,778             -
                                                     ------------------------    ------------------------

Net assets at end of period                          $  304,398    $  145,368    $   66,574    $   48,778
                                                     ========================    ========================

                                                          DREYFUS SOCIALLY RESPONSIBLE
                                                                   GROWTH FUND
                                                     --------------------------------------
                                                        2002         2001           2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (4,523)   $   (4,869)   $   (1,267)
    Realized gains (losses)                             (16,411)       (3,299)          (15)
    Change in unrealized appreciation
      (depreciation) during the period                   (7,197)      (13,578)       (5,866)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (28,131)      (21,746)       (7,148)

Contract transactions:
  Purchase payments from contract owners                 24,055        30,022        64,091
  Contract terminations and annuity
       payouts                                           (1,195)       (1,020)            -
  Transfers between accounts                             (6,005)        1,834           503
  Contract loans                                         (4,371)          247             -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             (30)          404             6
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   12,455        31,487        64,600
                                                     --------------------------------------
Total increase (decrease) in net assets                 (15,676)        9,741        57,452

Net assets at beginning of period                        67,193        57,452             -
                                                     --------------------------------------

Net assets at end of period                          $   51,517    $   67,193    $   57,452
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                       FRANKLIN GROWTH AND          FRANKLIN LARGE CAP
                                                      INCOME SECURITIES FUND      GROWTH  SECURITIES FUND
                                                     ------------------------    ------------------------
                                                        2002         2001*          2002          2001*
                                                     ------------------------    ------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (9,837)   $     (139)   $ (111,503)   $  (31,280)
    Realized gains (losses)                              (2,485)           (6)      (13,946)       (2,678)
    Change in unrealized appreciation
      (depreciation) during the period                  (18,112)          134      (112,333)         (680)
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
     resulting from operations                          (30,435)          (11)     (237,783)      (34,638)

Contract transactions:
  Purchase payments from contract owners                 94,332         3,039       486,559       255,287
  Contract terminations and annuity
       payouts                                           (1,259)            -       (22,870)       (1,723)
  Transfers between accounts                            237,143            18        64,051       131,465
  Contract loans                                         (2,507)            -        (4,382)         (369)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                            (216)            1          (190)          467
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  327,492         3,058       523,168       385,127
                                                     ------------------------    ------------------------
Total increase (decrease) in net assets                 297,058         3,047       285,386       350,489

Net assets at beginning of period                         3,047             -       350,489             -
                                                     ------------------------    ------------------------

Net assets at end of period                          $  300,105    $    3,047    $  635,875    $  350,489
                                                     ========================    ========================

                                                          FRANKLIN MONEY            FRANKLIN STRATEGIC
                                                           MARKET FUND            INCOME SECURITIES FUND
                                                     ------------------------    ------------------------
                                                        2002          2001*         2002          2001*
                                                     ------------------------    ------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (31,379)   $   (7,746)   $   (8,625)   $    1,205
    Realized gains (losses)                                   -             -          (395)           (5)
    Change in unrealized appreciation
      (depreciation) during the period                        -             -         9,480        (1,128)
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from operations                             (31,379)       (7,746)          460            72

Contract transactions:
  Purchase payments from contract owners                354,579       115,626       146,557        44,859
  Contract terminations and annuity
       payouts                                           (7,519)         (254)         (851)            -
  Transfers between accounts                            (58,984)       48,270        17,535         2,612
  Contract loans                                         (2,649)          (19)       (1,464)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              29            20            16           136
                                                     ------------------------    ------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  285,456       163,643       161,794        47,607
                                                     ------------------------    ------------------------
Total increase (decrease) in net assets                 254,076       155,897       162,254        47,679

Net assets at beginning of period                       155,897             -        47,679             -
                                                     ------------------------    ------------------------

Net assets at end of period                          $  409,973    $  155,897    $  209,933    $   47,679
                                                     ========================    ========================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                         TEMPLETON GROWTH           COLONIAL SMALL CAP FUND, VARIABLE
                                                          SECURITIES FUND                       SERIES
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001         2000
                                                     ------------------------    --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $     (279)   $     (218)   $  (50,038)   $  (31,991)   $   (8,572)
    Realized gains (losses)                                 (43)          (24)        6,673         2,458         1,369
    Change in unrealized appreciation
      (depreciation) during the period                     (670)          211       (41,456)       12,294         4,384
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (992)          (31)      (84,821)      (17,239)       (2,819)

Contract transactions:
  Purchase payments from contract owners                  3,858         2,524       224,787       204,398        61,223
  Contract terminations and annuity
    payouts                                                   -             -       (17,641)       (4,584)         (179)
  Transfers between accounts                              6,141             -         3,863        23,787        (4,310)
  Contract loans                                              -             -        (4,281)       (1,176)         (321)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              (0)            -          (513)           24            (8)
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                    9,999         2,524       206,215       222,449        56,405
                                                     ------------------------    --------------------------------------
Total increase (decrease) in net assets                   9,007         2,493       121,393       205,210        53,586

Net assets at beginning of period                         2,493             -       261,457        56,247         2,661
                                                     ------------------------    --------------------------------------

Net assets at end of period                          $   11,500    $    2,493    $  382,850    $  261,457    $   56,247
                                                     ========================    ======================================

                                                      COLONIAL HIGH YIELD SECURITIES FUND,
                                                                 VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001         2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (1,673)   $   (3,324)   $       69
    Realized gains (losses)                              (4,144)       (7,275)         (205)
    Change in unrealized appreciation
     (depreciation) during the period                   (10,002)       (7,316)       (6,690)
                                                     --------------------------------------
Net increase (decrease) in net assets
     resulting from operations                          (15,819)      (17,915)       (6,826)

Contract transactions:
  Purchase payments from contract owners                 36,881       110,213        63,755
  Contract terminations and annuity
       payouts                                           (5,291)       (1,850)         (198)
  Transfers between accounts                             (4,060)      (30,055)       (9,397)
  Contract loans                                           (413)         (394)         (296)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             (80)         (159)           (7)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   27,037        77,755        53,857
                                                     --------------------------------------
Total increase (decrease) in net assets                  11,218        59,840        47,031

Net assets at beginning of period                       107,001        47,161           130
                                                     --------------------------------------

Net assets at end of period                          $  118,219    $  107,001    $   47,161
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                        COLONIAL STRATEGIC INCOME FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $    1,083    $    1,160    $    3,178
    Realized gains (losses)                              (2,701)       (2,443)            3
    Change in unrealized appreciation
      (depreciation) during the period                    2,552        (2,780)       (5,181)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 934        (4,063)       (2,000)

Contract transactions:
  Purchase payments from contract owners                 10,385        53,520        66,602
  Contract terminations and annuity
    payouts                                              (2,621)         (727)          (82)
  Transfers between accounts                             (3,433)      (15,023)      (13,469)
  Contract loans                                         (5,536)         (764)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              54           (75)           (1)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   (1,152)       36,931        53,050
                                                     --------------------------------------
Total increase (decrease) in net assets                    (218)       32,868        51,050

Net assets at beginning of period                        84,018        51,150           100
                                                     --------------------------------------

Net assets at end of period                          $   83,800    $   84,018    $   51,150
                                                     ======================================

                                                       COLONIAL U.S. GROWTH & INCOME FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002           2001        2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (52,436)   $   (7,386)   $   (1,937)
    Realized gains (losses)                             (21,217)      (27,795)        1,353
    Change in unrealized appreciation
      (depreciation) during the period                 (109,217)      (35,895)      (14,069)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (182,870)      (71,076)      (14,653)

Contract transactions:
  Purchase payments from contract owners                204,306       516,191       216,047
  Contract terminations and annuity
       payouts                                          (24,385)      (11,655)         (518)
  Transfers between accounts                              7,245      (145,620)       17,182
  Contract loans                                         (5,546)       (6,807)         (714)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             (52)        1,121           156
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  181,568       353,230       232,153
                                                     --------------------------------------
Total increase (decrease) in net assets                  (1,302)      282,154       217,500

Net assets at beginning of period                       501,091       218,937         1,437
                                                     --------------------------------------

Net assets at end of period                          $  499,789    $  501,091    $  218,937
                                                     --------------------------------------

                                                         LIBERTY ALL-STAR EQUITY FUND,
                                                               VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (8,404)   $   (9,503)   $     (258)
    Realized gains (losses)                              (3,022)      (11,186)           62
    Change in unrealized appreciation
      (depreciation) during the period                  (16,769)           62        (2,436)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (28,194)      (20,627)       (2,632)

Contract transactions:
  Purchase payments from contract owners                 27,063        67,253        50,348
  Contract terminations and annuity
    payouts                                              (4,030)       (2,354)          (67)
  Transfers between accounts                              2,764       (27,539)        2,907
  Contract loans                                         (1,131)         (117)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             135            57            (1)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   24,802        37,300        53,187
                                                     --------------------------------------
Total increase (decrease) in net assets                  (3,393)       16,673        50,555

Net assets at beginning of period                        67,330        50,657           102
                                                     --------------------------------------

Net assets at end of period                          $   63,937    $   67,330    $   50,657
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                            MFS CAPITAL
                                                       OPPORTUNITIES SERIES             MPS EMERGING GROWTH SERIES
                                                     ------------------------    --------------------------------------
                                                        2002          2001*         2002          2001          2000
                                                     ------------------------    --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (30,302)   $  (11,079)   $  (32,034)   $  (29,520)   $  (13,811)
    Realized gains (losses)                              (4,448)       (1,037)      (26,531)      (54,576)       (2,214)
    Change in unrealized appreciation
      (depreciation) during the period                  (39,144)        4,699       (58,907)      (13,987)      (21,091)
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (73,894)       (7,417)     (117,473)      (98,083)      (37,116)

Contract transactions:
  Purchase payments from contract owners                104,713        81,974       116,508       231,179       148,199
  Contract terminations and annuity
    payouts                                              (5,244)         (714)      (16,776)       (5,456)         (497)
  Transfers between accounts                             16,697        39,142         7,202       (34,440)       10,218
  Contract loans                                           (298)         (197)       (3,486)       (3,550)         (289)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              62            92           210         1,547          (321)
                                                     ------------------------    --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  115,929       120,297       103,657       189,280       157,310
                                                     ------------------------    --------------------------------------
Total increase (decrease) in net assets                  42,035       112,880       (13,816)       91,197       120,194

Net assets at beginning of period                       112,880             -       211,888       120,691           497
                                                     ------------------------    --------------------------------------

Net assets at end of period                          $  154,915    $  112,880    $  198,072    $  211,888    $  120,691
                                                     ========================    ======================================

                                                               MFS RESEARCH SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $   (4,135)   $    9,254    $   (1,237)
    Realized gains (losses)                             (10,905)       (3,966)           14
    Change in unrealized appreciation
      (depreciation) during the period                  (22,871)      (35,920)       (8,197)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (37,911)      (30,632)       (9,420)

Contract transactions:
  Purchase payments from contract owners                 14,670        84,498        83,908
  Contract terminations and annuity
    payouts                                              (2,463)         (657)            -
  Transfers between accounts                             (5,517)        1,000         1,002
  Contract loans                                            (43)         (254)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                            (412)          261            (7)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                    6,235        84,848        84,903
                                                     --------------------------------------
Total increase (decrease) in net assets                 (31,676)       54,216        75,483

Net assets at beginning of period                       131,700        77,484         2,001
                                                     --------------------------------------

Net assets at end of period                          $  100,024    $  131,700    $   77,484
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                              MFS UTILITIES SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (11,807)   $   (2,162)   $   (1,869)
    Realized gains (losses)                            (127,338)       (1,527)         (149)
    Change in unrealized appreciation
      (depreciation) during the period                   41,125       (53,496)       (1,118)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (98,021)      (57,185)       (3,136)

Contract transactions:
  Purchase payments from contract owners                190,444       192,247       102,929
  Contract terminations and annuity
    payouts                                           (5,221)       (1,752)         (136)
  Transfers between accounts                           (219,227)       38,759          (394)
  Contract loans                                           (151)            -             -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                            (487)       (1,105)           76
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  (34,642)      228,149       102,475
                                                     --------------------------------------
Total increase (decrease) in net assets                (132,663)      170,964        99,339

Net assets at beginning of period                       270,628        99,664           325
                                                     --------------------------------------

Net assets at end of period                          $  137,965    $  270,628    $   99,664
                                                     ======================================

                                                            MFS INVESTORS TRUST SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                     $  (95,229)   $  (29,709)   $   (1,897)
    Realized gains (losses)                             (12,585)       (3,443)          160
    Change in unrealized appreciation
      (depreciation) during the period                 (129,713)      (32,736)         (388)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (237,526)      (65,888)       (2,125)

Contract transactions:
  Purchase payments from contract owners                455,063       307,019       129,215
  Contract terminations and annuity
    payouts                                             (17,177)       (1,925)         (170)
  Transfers between accounts                             37,776       110,667        (1,595)
  Contract loans                                         (4,555)         (328)            -
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                             166         1,095             -
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  471,273       416,528       127,450
                                                     --------------------------------------
Total increase (decrease) in net assets                 233,747       350,640       125,325

Net assets at beginning of period                       476,009       125,369            44
                                                     --------------------------------------

Net assets at end of period                          $  709,756    $  476,009    $  125,369
                                                     ======================================

                                                      MFS HIGH INCOME SERIES
                                                     ------------------------
                                                        2002         2001*
                                                     ------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $  (18,056)   $   (7,425)
     Realized gains (losses)                             (2,309)         (121)
     Change in unrealized appreciation
       (depreciation) during the period                  (2,807)          621
                                                     ------------------------
Net increase (decrease) in net assets
  resulting from operations                             (23,172)       (6,925)

Contract transactions:
  Purchase payments from contract owners                156,288        81,278
  Contract terminations and annuity
    payouts                                              (5,036)         (250)
  Transfers between accounts                            (14,775)       26,262
  Contract loans                                         (2,094)          (20)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston                              61           247
                                                     ------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  134,443       107,517
                                                     ------------------------
Total increase (decrease) in net assets                 111,270       100,592

Net assets at beginning of period                       100,592             -
                                                     ------------------------

Net assets at end of period                          $  211,862    $  100,592
                                                     ========================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                                                            STEIN ROE BALANCED FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $   (1,470)   $      885    $     (718)
     Realized gains (losses)                             (4,538)       (8,195)          (70)
     Change in unrealized appreciation
       (depreciation) during the period                 (17,987)       (3,563)       (1,282)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (23,995)      (10,873)       (2,070)

Contract transactions:
  Purchase payments from contract owners                 27,870       141,102        46,968
  Contract terminations and annuity
     payouts                                             (2,737)      (40,647)           (4)
  Transfers between accounts                             (4,877)        4,605        (1,093)
  Contract loans                                              -             -             -
  Other transfers (to) from Liberty Life
     Assurance Company of Boston                             23         1,489            (4)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                   20,281       106,549        45,867
                                                     --------------------------------------
Total increase (decrease) in net assets                  (3,715)       95,676        43,797

Net assets at beginning of period                       139,473        43,797             -
                                                     --------------------------------------

Net assets at end of period                          $  135,758    $  139,473    $   43,797
                                                     ======================================

                                                           STEIN ROE GROWTH STOCK FUND,
                                                                VARIABLE SERIES
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $  (58,565)   $  (18,294)   $  (17,964)
     Realized gains (losses)                            (46,743)     (109,959)         (827)
     Change in unrealized appreciation
       (depreciation) during the period                (111,839)      (48,490)      (52,081)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (217,146)     (176,743)      (70,872)

Contract transactions:
  Purchase payments from contract owners                179,658       433,272       329,002
  Contract terminations and annuity
     payouts                                            (22,911)      (10,537)         (518)
  Transfers between accounts                             14,635       (81,031)       44,065
  Contract loans                                         (9,053)       (3,926)         (858)
  Other transfers (to) from Liberty Life
     Assurance Company of Boston                             45         2,023           (84)
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions                  162,373       339,801       371,607

Total increase (decrease) in net assets                 (54,773)      163,058       300,735
                                                     --------------------------------------
Net assets at beginning of period                       465,164       302,106         1,371
                                                     --------------------------------------

Net assets at end of period                          $  410,391    $  465,164    $  302,106
                                                     ======================================

                                                           STEIN ROE MONEY MARKET FUND
                                                     --------------------------------------
                                                        2002          2001          2000
                                                     --------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $  (23,539)   $  (30,469)   $  (11,103)
     Realized gains (losses)                                (27)            -             -
     Change in unrealized appreciation
       (depreciation) during the period                       -             -             -
                                                     --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (23,566)      (30,469)      (11,103)

Contract transactions:
  Purchase payments from contract owners                103,252       340,945       129,702
  Contract terminations and annuity
     payouts                                             (8,467)       (4,840)         (341)
  Transfers between accounts                            (85,014)     (185,272)        5,107
  Contract loans                                           (389)         (380)         (109)
  Other transfers (to) from Liberty Life
     Assurance Company of Boston                             70            25           113
                                                     --------------------------------------
Net increase (decrease) in net assets
     resulting from contract transactions                 9,453       150,478       134,472
                                                     --------------------------------------
Total increase (decrease) in net assets                 (14,113)      120,009       123,369

Net assets at beginning of period                       246,909       126,900         3,531
                                                     --------------------------------------

Net assets at end of period                          $  232,796    $  246,909    $  126,900
                                                     ======================================

(*) From May 1, 2001 (commencement of opertions)

SEE ACCOMPANYING NOTES.

                              LLAC Variable Account

                          Notes to Financial Statements

                                December 31, 2002

1.   ORGANIZATION

LLAC Variable Account (the "Variable Account") is a separate investment account established by Liberty Life Assurance Company of Boston (the "Company") to receive and invest premium payments from group and individual variable life insurance contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The eligible fund options are as follows:

          AIM Variable Insurance Funds, Inc.
            AIM V.I. New Technology
            AIM V.I. Capital Appreciation Fund
            AIM V.I. Government Securities Fund
            AIM V.I. International Equity Fund

          Dreyfus Funds
            Dreyfus Stock Index Fund
            Dreyfus Variable Investment Fund - Capital Appreciation Portfolio Dreyfus Emerging Leaders Fund
            Dreyfus Technology Growth Fund
            Dreyfus Socially Responsible Growth Fund

          Franklin Templeton Funds, Inc.
            Franklin Growth and Income Fund
            Franklin Large Cap Growth Fund
            Franklin Money Market Fund
            Franklin Strategic Income Fund
            Templeton Growth Securities Fund

          Liberty Variable Investment Trust (LVIT)
            Colonial Small Cap Value Fund, Variable Series Colonial High Yield Securities Fund, Variable Series Colonial Strategic Income Fund, Variable Series Colonial U.S. Growth & Income Fund, Variable Series Liberty All-Star Equity Fund, Variable Series

          MFS Variable Insurance Trust
            MFS Capital Opportunities Series
            MFS Emerging Growth Series
            MFS Research Series
            MFS Utilities Series

            MFS Investors Trust (formerly, Growth with Income) Series MFS High Income Series

          SteinRoe Variable Investment Trust (SRVIT)
            Stein Roe Balanced Fund, Variable Series
            Stein Roe Growth Stock Fund, Variable Series
            Stein Roe Money Market Fund

2.   SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

INVESTMENTS

Investments in shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investment sold.

If a contractholder's financial transaction is not executed on the appropriate investment date, a correcting buy or sell of shares is required by the Company in order to make the contractholder whole. The resulting risk of a gain or loss has no effect on the contractholder's account and is fully assumed by the Company.

INCOME TAXES

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account. Therefore, no provision for income taxes has been charged against the Variable Account.

3.   NEW AUDIT GUIDE

Effective January 1, 2001, the Variable Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts. Certain disclosures in the financial statements of the Variable Account have changed as a result of the adoption of the Guide.

4.   EXPENSES

Liberty's Spectrum Select, a modified single payment variable life insurance contract (SPVUL), has no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. An annual contract fee to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 1.65% of contract value.

Liberty's Spectrum Select Plus, a flexible premium variable life insurance contract (FPVUL), has a deduction made from each purchase payment for taxes and sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. A monthly contract fee to cover the cost of contract administration is deducted from each contractholder's account at the beginning of each contract month. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 0.60% of contract value.

5.   AFFILIATED COMPANY TRANSACTIONS

The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation, an affiliate of the Company, is the investment advisor to the LVIT. Colonial Management Services, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT for all portfolios except the Liberty All-Star Equity Fund. Liberty Asset Management Company, and affiliate of the Company, is the investment sub-advisor for the Liberty All-Star Equity Fund. All of the above affiliates were sold by Liberty Financial Corporation on November 1, 2001.

6.   CONTRACT LOANS

Contractholders are permitted to borrow against the cash value of their account. The loan proceeds are deducted from the Variable Account and recorded in the Company's general account as an asset.

7.   DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life insurance contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

8.   PURCHASES AND SALES OF INVESTMENTS

The cost of shares purchased, including reinvestment of dividend distributions, and proceeds from shares sold by the Variable Account during 2002 are shown below:

FUND                                                                  PURCHASES       SALES
-----------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                        $        688   $        443
AIM V.I. Capital Appreciation Fund                                       284,517        112,229
AIM V.I. Government Securities Fund                                      224,703        122,234
AIM V.I. International Equity Fund                                       235,023         57,413
Dreyfus Stock Index Fund                                                 783,599        135,577
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio        291,498        275,477
Dreyfus Investment Portfolio - Emerging Leaders Fund                     222,476         17,944
Dreyfus Investment Portfolio - Technology Growth Fund                     50,178          6,047
Dreyfus Socially Responsible Growth Fund                                  25,317         17,385
Franklin Growth and Income Securities Fund                               331,862         14,205
Franklin Large Cap Growth Securities Fund                                455,036         43,370
Franklin Money Market Fund                                               354,384        100,308
Franklin Strategic Income Securities Fund                                177,584         24,415
Templeton Growth Securities Fund                                          10,351            632
Colonial Small Cap Value Fund, Variable Series                           232,514         76,337
Colonial High Yield Securities Fund, Variable Series                      41,123         15,743
Colonial Strategic Income Fund, Variable Series                           21,353         21,405
Colonial U.S. Growth and Income Fund, Variable Series                    190,994         61,971
Liberty All-Star Equity Fund, Variable Series                             25,722          9,325
MFS VIT Capital Opportunities Series                                      94,872          9,246
MFS VIT Emerging Growth Series                                           103,351         31,728
MFS VIT Research Series                                                   17,803         15,643
MFS VIT Utilities Series                                                 202,585        249,034
MFS VIT Investors Trust Series                                           410,188         34,113
MFS VIT High Income Series                                               151,985         35,599
SteinRoe Balanced Fund, Variable Series                                   36,541         17,731
SteinRoe Growth Stock Fund, Variable Series                              150,653         46,844
SteinRoe Money Market Fund                                               132,492        146,605

                                                                    ------------   ------------
                                                                    $  5,259,392   $  1,699,003
                                                                    ============   ============

9.   CHANGES IN UNITS OUTSTANDING

The changes in units outstanding during 2002 are shown below:

                                                                        UNITS         UNITS       NET INCREASE
FUND                                                                   ISSUED        REDEEMED       IN UNITS
--------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                                 101             59             42
AIM V.I. Capital Appreciation Fund                                        55,199         22,224         32,975
AIM V.I. Government Securities Fund                                       18,897         10,069          8,828
AIM V.I. International Equity Fund                                        43,916         11,801         32,115
Dreyfus Stock Index Fund                                                 118,956         21,401         97,555
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio         37,394         36,584            810
Dreyfus Investment Portfolio - Emerging Leaders Fund                      25,242          2,204         23,038
Dreyfus Investment Portfolio - Technology Growth Fund                      8,713          1,158          7,555
Dreyfus Socially Responsible Growth Fund                                   4,576          3,656            920
Franklin Growth and Income Securities Fund                                35,455          1,659         33,796
Franklin Large Cap Growth Securities Fund                                 60,223          6,318         53,905
Franklin Money Market Fund                                                35,186          9,878         25,308
Franklin Strategic Income Securities Fund                                 17,631          2,324         15,307
Templeton Growth Securities Fund                                           1,167             77          1,090
Colonial Small Cap Value Fund, Variable Series                            17,469          6,206         11,263
Colonial High Yield Securities Fund, Variable Series                       3,859          1,873          1,986
Colonial Strategic Income Fund, Variable Series                            1,405          1,967           (562)
Colonial U.S. Growth and Income Fund, Variable Series                     21,371          7,448         13,923
Liberty All-Star Equity Fund, Variable Series                              3,620          1,404          2,216
MFS VIT Capital Opportunities Series                                      14,808          1,567         13,241
MFS VIT Emerging Growth Series                                            23,527          8,753         14,774
MFS VIT Research Series                                                    3,181          2,813            368
MFS VIT Utilities Series                                                  29,061         40,559        (11,498)
MFS VIT Investors Trust Series                                            54,623          5,009         49,614
MFS VIT High Income Series                                                14,750          3,610         11,140
SteinRoe Balanced Fund, Variable Series                                    4,255          2,328          1,927
SteinRoe Growth Stock Fund, Variable Series                               28,393         10,250         18,143
SteinRoe Money Market Fund                                                12,111         13,779         (1,668)

                                                                    ------------------------------------------
                                                                         695,092        236,981        458,111
                                                                    ==========================================

10.  UNIT VALUES

A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                               AT DECEMBER 31, 2002
                                                                  --------------------------------------------
                                                                               UNIT FAIR VALUE
SUBACCOUNT                                                           UNITS    LOWEST TO HIGHEST     NET ASSETS
--------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                              68    $5.04 to $10.00    $       343
AIM V.I. Capital Appreciation Fund                                   105,565       4.56 to 5.54        522,335
AIM V.I. Government Securities Fund                                   37,071     12.15 to 12.54        451,949
AIM V.I. International Equity Fund                                    89,901       4.50 to 5.23        450,993
Dreyfus Stock Index Fund                                             206,896       6.27 to 6.40      1,283,323
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio     47,108       7.40 to 7.66        349,982
Dreyfus Investment Portfolio - Emerging Leaders Fund                  37,161       8.07 to 8.21        304,398
Dreyfus Investment Portfolio - Technology Growth Fund                 13,285       4.89 to 5.55         66,574
Dreyfus Socially Responsible Growth Fund                              10,989       4.63 to 4.88         51,517
Franklin Growth and Income Securities Fund                            34,086       8.18 to 8.94        300,105
Franklin Large Cap Growth Securities Fund                             92,856       6.81 to 6.92        635,875
Franklin Money Market Fund                                            40,756     10.00 to 10.20        409,973
Franklin Strategic Income Securities Fund                             19,995     10.49 to 10.52        209,933
Templeton Growth Securities Fund                                       1,322       7.74 to 8.77         11,500
Colonial Small Cap Value Fund, Variable Series                        30,889     11.97 to 12.63        382,850
Colonial High Yield Securities Fund, Variable Series                  14,167       8.24 to 8.57        118,219
Colonial Strategic Income Fund, Variable Series                        7,759     10.76 to 11.00         83,800
Colonial U.S. Growth and Income Fund, Variable Series                 60,175       8.05 to 8.59        499,789
Liberty All-Star Equity Fund, Variable Series                          9,688       6.27 to 7.01         63,937
MFS VIT Capital Opportunities Series                                  26,619       5.72 to 6.08        154,915
MFS VIT Emerging Growth Series                                        53,043       3.08 to 4.16        198,072
MFS VIT Research Series                                               18,999       5.21 to 5.91        100,024
MFS VIT Utilities Series                                              23,700       5.64 to 6.64        137,965
MFS VIT Investors Trust Series                                       104,199       6.80 to 6.82        709,756
MFS VIT High Income Series                                            21,491       9.84 to 9.88        211,862
SteinRoe Balanced Fund, Variable Series                               18,185       7.43 to 7.80        135,758
SteinRoe Growth Stock Fund, Variable Series                           89,106       4.24 to 4.90        410,391
SteinRoe Money Market Fund                                            21,862     10.30 to 10.98        232,796

                                                                          FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2002
                                                                     ---------------------------------------------------------
                                                                      EXPENSES RATIO*      INVESTMENT      TOTAL RETURN***
SUBACCOUNT                                                           LOWEST TO HIGHEST    INCOME RATIO**   LOWEST TO HIGHEST
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                           0.60% to 1.65%               0.00%    (45.45)% to 0.00%
AIM V.I. Capital Appreciation Fund                                     0.60% to 1.65%               0.00%  (25.61)% to (24.83)%
AIM V.I. Government Securities Fund                                    0.60% to 1.65%               2.08%       7.81% to 8.95%
AIM V.I. International Equity Fund                                     0.60% to 1.65%               0.72%  (17.13)% to (16.19)%
Dreyfus Stock Index Fund                                               0.60% to 1.65%               1.51%  (23.72)% to (22.78)%
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio      0.60% to 1.65%               1.10%  (18.07)% to (17.23)%
Dreyfus Investment Portfolio - Emerging Leaders Fund                   0.60% to 1.65%               0.00%  (21.19)% to (20.37)%
Dreyfus Investment Portfolio - Technology Growth Fund                  0.60% to 1.65%               0.00%  (40.39)% to (39.78)%
Dreyfus Socially Responsible Growth Fund                               0.60% to 1.65%               0.23%  (30.17)% to (29.38)%
Franklin Growth and Income Securities Fund                             0.60% to 1.65%               0.36%  (17.15)% to (16.19)%
Franklin Large Cap Growth Securities Fund                              0.60% to 1.65%               0.76%  (24.37)% to (23.65)%
Franklin Money Market Fund                                             0.60% to 1.65%               1.03%     (0.60)% to 0.49%
Franklin Strategic Income Securities Fund                              0.60% to 1.65%               0.02%       3.05% to 4.16%
Templeton Growth Securities Fund                                       0.60% to 1.65%               1.86%  (19.84)% to (18.95)%
Colonial Small Cap Value Fund, Variable Series                         0.60% to 1.65%               4.02%    (7.71)% to (6.79)%
Colonial High Yield Securities Fund, Variable Series                   0.60% to 1.65%               8.54%    (5.40)% to (4.35)%
Colonial Strategic Income Fund, Variable Series                        0.60% to 1.65%               7.95%       6.75% to 7.84%
Colonial U.S. Growth and Income Fund, Variable Series                  0.60% to 1.65%               1.35%  (23.17)% to (22.45)%
Liberty All-Star Equity Fund, Variable Series                          0.60% to 1.65%               0.20%  (27.26)% to (26.44)%
MFS VIT Capital Opportunities Series                                   0.60% to 1.65%               0.04%  (30.83)% to (30.16)%
MFS VIT Emerging Growth Series                                         0.60% to 1.65%               0.00%  (35.02)% to (34.18)%
MFS VIT Research Series                                                0.60% to 1.65%               0.28%  (25.78)% to (25.00)%
MFS VIT Utilities Series                                               0.60% to 1.65%               3.51%  (23.99)% to (23.24)%
MFS VIT Investors Trust Series                                         0.60% to 1.65%               0.48%  (22.29)% to (21.43)%
MFS VIT High Income Series                                             0.60% to 1.65%               6.02%       0.92% to 1.96%
SteinRoe Balanced Fund, Variable Series                                0.60% to 1.65%               3.23%  (13.10)% to (12.26)%
SteinRoe Growth Stock Fund, Variable Series                            0.60% to 1.65%               0.19%  (31.28)% to (30.50)%
SteinRoe Money Market Fund                                             0.60% to 1.65%               1.16%     (0.39)% to 0.73%

                                                                              AT DECEMBER 31, 2001
                                                                       ------------------------------------
                                                                                UNIT FAIR VALUE
SUBACCOUNT                                                              UNITS  LOWEST TO HIGHEST NET ASSETS
-----------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                                26  $9.24 to $10.00     $ 241
AIM V.I. Capital Appreciation Fund                                      75,588     6.13 to 7.37   489,642
AIM V.I. Government Securities Fund                                     28,252   11.27 to 11.51   320,104
AIM V.I. International Equity Fund                                      57,783     5.43 to 6.24   342,908
Dreyfus Stock Index Fund                                               109,341     8.12 to 8.39   904,691
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio       46,299     8.93 to 9.35   418,628
Dreyfus Investment Portfolio - Emerging Leaders Fund                    14,124   10.24 to 10.31   145,368
Dreyfus Investment Portfolio - Technology Growth Fund                    5,730     8.12 to 9.31    48,778
Dreyfus Socially Responsible Growth Fund                                10,068     6.63 to 6.91    67,193
Franklin Growth and Income Securities Fund                                 290    9.76 to 10.79     3,047
Franklin Large Cap Growth Securities Fund                               38,953     8.92 to 9.15   350,489
Franklin Money Market Fund                                              15,488   10.06 to 10.15   155,897
Franklin Strategic Income Securities Fund                                4,688   10.10 to 10.18    47,679
Templeton Growth Securities Fund                                           232    9.55 to 10.94     2,493
Colonial Small Cap Value Fund, Variable Series                          19,620   12.97 to 13.55   261,457
Colonial High Yield Securities Fund, Variable Series                    12,176     8.71 to 8.96   107,001
Colonial Strategic Income Fund, Variable Series                          8,320   10.08 to 10.20    84,018
Colonial U.S. Growth and Income Fund, Variable Series                   46,249   10.38 to 11.18   501,091
Liberty All-Star Equity Fund, Variable Series                            7,490     8.62 to 9.53    67,330
MFS Capital Opportunities Series                                        13,379     8.19 to 8.79   112,880
MFS Emerging Growth Series                                              38,267     4.74 to 6.32   211,888
MFS Research Series                                                     18,630     7.02 to 7.88   131,700
MFS Utilities Series                                                    35,194     7.42 to 8.65   270,628
MFS Investors Trust Series                                              54,585     8.68 to 8.75   476,009
MFS High Income Series                                                  10,351     9.69 to 9.75   100,592
SteinRoe Balanced Fund, Variable Series                                 16,258     8.55 to 8.99   139,473
SteinRoe Growth Stock Fund, Variable Series                             70,957     6.17 to 7.05   465,164
SteinRoe Money Market Fund                                              23,530   10.34 to 10.90   246,909

                                                                          FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2001
                                                                     -----------------------------------------------------
                                                                      EXPENSES RATIO*   INVESTMENT      TOTAL RETURN***
SUBACCOUNT                                                           LOWEST TO HIGHEST INCOME RATIO**  LOWEST TO HIGHEST
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                           0.60% to 1.65%     106.22%         (7.60)% to 0.00%
AIM V.I. Capital Appreciation Fund                                     0.60% to 1.65%      11.44%     (24.51)% to (23.78)%
AIM V.I. Government Securities Fund                                    0.60% to 1.65%       4.85%           4.64% to 5.69%
AIM V.I. International Equity Fund                                     0.60% to 1.65%       4.03%     (24.79)% to (24.00)%
Dreyfus Stock Index Fund                                               0.60% to 1.65%       1.92%     (13.59)% to (12.69)%
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio      0.60% to 1.65%       1.32%      (10.87)% to (9.79)%
Dreyfus Investment Portfolio - Emerging Leaders Fund                   0.60% to 1.65%       0.00%           2.40% to 3.10%
Dreyfus Investment Portfolio - Technology Growth Fund                  0.60% to 1.65%       0.00%      (18.80)% to (6.90)%
Dreyfus Socially Responsible Growth Fund                               0.60% to 1.65%       0.07%     (23.88)% to (22.97)%
Franklin Growth and Income Securities Fund                             0.60% to 1.65%       0.00%         (2.40)% to 7.90%
Franklin Large Cap Growth Securities Fund                              0.60% to 1.65%       2.14%      (10.80)% to (8.50)%
Franklin Money Market Fund                                             0.60% to 1.65%       1.38%           0.60% to 1.50%
Franklin Strategic Income Securities Fund                              0.60% to 1.65%       8.80%           1.00% to 1.80%
Templeton Growth Securities Fund                                       0.60% to 1.65%       1.28%         (4.50)% to 9.40%
Colonial Small Cap Value Fund, Variable Series                         0.60% to 1.65%       2.32%           7.46% to 8.66%
Colonial High Yield Securities Fund, Variable Series                   0.60% to 1.65%      13.37%       (4.29)% to (3.34)%
Colonial Strategic Income Fund, Variable Series                        0.60% to 1.65%      10.87%           2.13% to 3.13%
Colonial U.S. Growth and Income Fund, Variable Series                  0.60% to 1.65%      17.81%       (2.27)% to (1.24)%
Liberty All-Star Equity Fund, Variable Series                          0.60% to 1.65%       3.05%     (14.14)% to (13.28)%
MFS Capital Opportunities Series                                       0.60% to 1.65%       0.00%     (18.10)% to (13.28)%
MFS Emerging Growth Series                                             0.60% to 1.65%       6.42%     (34.53)% to (33.89)%
MFS Research Series                                                    0.60% to 1.65%      13.26%     (22.52)% to (21.67)%
MFS Utilities Series                                                   0.60% to 1.65%       7.54%     (25.43)% to (24.65)%
MFS Investors Trust Series                                             0.60% to 1.65%       1.70%     (17.37)% to (16.46)%
MFS High Income Series                                                 0.60% to 1.65%       0.00%       (3.10)% to (2.50)%
SteinRoe Balanced Fund, Variable Series                                0.60% to 1.65%       4.74%      (10.75)% to (9.65)%
SteinRoe Growth Stock Fund, Variable Series                            0.60% to 1.65%      14.56%     (25.93)% to (25.08)%
SteinRoe Money Market Fund                                             0.60% to 1.65%       4.62%           1.97% to 2.93%

* These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

AUDITED CONSOLIDATED FINANCIAL STATEMENTS


Liberty Life Assurance Company of Boston
Years ended December 31, 2002 and 2001

                    Liberty Life Assurance Company of Boston

                    Audited Consolidated Financial Statements

                     Years ended December 31, 2002 and 2001

                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Consolidated Financial Statements

Consolidated Balance Sheets                                                    2
Consolidated Statements of Operations                                          3
Consolidated Statements of Changes in Stockholders' Equity                     4
Consolidated Statements of Cash Flows                                          5
Notes to Consolidated Financial Statements                                     6

                         Report of Independent Auditors

The Board of Directors
Liberty Life Assurance Company of Boston

We have audited the accompanying consolidated balance sheets of Liberty Life Assurance Company of Boston as of December 31, 2002 and 2001, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Liberty Life Assurance Company of Boston at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

February 14, 2003

                    Liberty Life Assurance Company of Boston

                           Consolidated Balance Sheets

                                                        DECEMBER 31
                                                     2002           2001
                                                 ---------------------------
                                                        (IN THOUSANDS)
ASSETS
Investments:
  Fixed maturities, available for sale
  (cost: 2002 - $4,304,743; 2001 - $3,810,389)   $  4,814,567   $  4,044,418
  Equity securities, available for sale
  (cost: 2002 - $0; 2001 - $24)                             0          1,055
  Policy loans                                         65,162         65,776
  Short-term investments                              147,171        253,726
  Other invested assets                                67,302         74,028
                                                 ---------------------------
Total investments                                   5,094,202      4,439,003

Cash and cash equivalents                              89,357        104,780
Amounts recoverable from reinsurers                   460,804        462,941
Premiums receivable                                    29,225         26,076
Federal income taxes recoverable                        6,294         12,280
Investment income due and accrued                      61,172         55,374
Deferred policy acquisition costs                     152,305        155,451
Receivable for experience rating refunds                  760              0
Other assets                                           22,124         34,575
Assets held in separate accounts                    1,886,913      2,198,234
                                                 ---------------------------

Total assets                                     $  7,803,156   $  7,488,714
                                                 ===========================

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits                         $  2,433,360   $  2,157,595
  Policyholders' and beneficiaries' funds           1,842,562      1,631,697
  Funds withheld on reinsurance                       381,464        370,725
  Policy and contract claims                           49,662         46,344
  Dividends to policyholders                           13,669         13,232
  Experience rating refund reserves                         0          1,575
  Liability for participating policies                 80,847         80,324
  Deferred federal income taxes                       188,078         99,027
  Due to Parent                                        34,067         43,367
  Accrued expenses and other liabilities              251,755        408,728
  Liabilities related to separate accounts          1,886,913      2,198,234
                                                 ---------------------------
Total liabilities                                   7,162,377      7,050,848

Stockholders' equity:
  Common stock, $312.50 par value; 8,000
    shares authorized, issued and outstanding           2,500          2,500
  Additional paid-in capital                          106,500         71,500
  Retained earnings                                   222,228        220,836
  Accumulated other comprehensive income              309,551        143,030
                                                 ---------------------------
Total stockholders' equity                            640,779        437,866
                                                 ---------------------------

Total liabilities and stockholders' equity       $  7,803,156   $  7,488,714
                                                 ===========================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    Liberty Life Assurance Company of Boston

                      Consolidated Statements of Operations

                                                                                        YEAR ENDED DECEMBER 31
                                                                                  2002            2001            2000
                                                                              --------------------------------------------
                                                                                             (IN THOUSANDS)
Revenues:
  Premiums, net                                                               $    555,579    $    518,891    $    625,023
  Net investment income                                                            282,858         250,061         235,799
  Realized capital and other (losses) gains on investments                         (29,905)        (31,980)         42,113
  Contractholder charges and assessments                                            24,888          21,262          15,463
  Other revenues                                                                    34,602          37,294          20,179
                                                                              --------------------------------------------
Total revenues                                                                     868,022         795,528         938,577

Benefits and expenses:
  Death and other policy benefits                                                  439,068         396,754         417,880
  Recoveries from reinsurers on ceded claims                                      (133,732)       (113,755)        (36,964)
  Provision for future policy benefits and other policy liabilities                294,711         279,299         274,105
  Interest credited to policyholders                                               108,259          94,170          73,654
  Change in deferred policy acquisition costs                                      (14,874)        (23,075)        (18,346)
  General expenses                                                                 144,566         141,759         140,162
  Insurance taxes and licenses                                                      14,254          16,665          16,228
  Dividends to policyholders                                                        13,010          12,577          12,622
                                                                              --------------------------------------------
Total benefits and expenses                                                        865,262         804,394         879,341
                                                                              --------------------------------------------

Income (loss) before federal income taxes and earnings
  of participating policies                                                          2,760          (8,866)         59,236

Federal income tax expense (benefit)                                                   845          (3,373)         20,480
                                                                              --------------------------------------------

Income (loss) before earnings of participating policies                              1,915          (5,493)         38,756

Earnings of participating policies net of federal income tax
  benefit of $1,387 in 2002, $4,072 in 2001 and $1,035 in 2000                         523           4,754            (354)
                                                                              --------------------------------------------

Net income (loss)                                                             $      1,392    $    (10,247)   $     39,110
                                                                              ============================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    Liberty Life Assurance Company of Boston

           Consolidated Statements of Changes in Stockholders' Equity

                                 (IN THOUSANDS)

                                                                                           ACCUMULATED
                                                              ADDITIONAL                      OTHER
                                                  COMMON        PAID-IN       RETAINED    COMPREHENSIVE
                                                  STOCK         CAPITAL       EARNINGS       INCOME          TOTAL
                                              ------------------------------------------------------------------------

Balance at January 1, 2000                    $      2,500   $     56,500   $    191,973   $      3,062   $    254,035

Additional paid-in capital                                                                                           0

Comprehensive income:
  Net income                                                                      39,110                        39,110

  Other comprehensive income, net of tax:
    Net unrealized losses on investments                                                         79,114         79,114

    Foreign currency translation adjustment                                                      (4,047)        (4,047)
                                                                                                          ------------

Comprehensive loss                                                                                             114,177

                                              ------------------------------------------------------------------------

Balance at December 31, 2001                         2,500         56,500        231,083         78,129        368,212

Additional paid-in capital                                         15,000                                       15,000

Comprehensive income:
  Net loss                                                                       (10,247)                      (10,247)

  Other comprehensive income, net of tax:
    Net unrealized gains on investments                                                          64,003         64,003

    Foreign currency translation adjustment                                                         898            898
                                                                                                          ------------

Comprehensive income                                                                                            54,654

                                              ------------------------------------------------------------------------

Balance at December 31, 2001                         2,500         71,500        220,836        143,030        437,866

Additional paid-in capital                                         35,000                                       35,000

Comprehensive income:
  Net income                                                                       1,392                         1,392

  Other comprehensive income, net of tax:
    Net unrealized gains on investments                                                         166,521        166,521

                                                                                                          ------------

Comprehensive income                                                                                           167,913

                                              ------------------------------------------------------------------------

Balance at December 31, 2002                  $      2,500   $    106,500   $    222,228   $    309,551   $    640,779
                                              ========================================================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    Liberty Life Assurance Company of Boston

                      Consolidated Statements of Cash Flows

                                                                         YEARS ENDED DECEMBER 31
                                                                   2002            2001          2000
                                                               ------------------------------------------
                                                                             (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                              $      1,392   $    (10,247)  $     39,110
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
    Realized capital and other losses (gains) on investments         29,905         31,980        (42,113)
    Accretion of bond discount                                      (22,016)       (23,252)       (21,243)
    Interest credited to policyholders                              108,259         93,100         73,616
    Changes in assets and liabilities:
      Amounts recoverable from reinsurers                             2,137         (1,280)      (391,060)
      Premiums receivable                                            (3,149)        12,605        (22,238)
      Investment income due and accrued                              (5,798)        (8,570)       (11,419)
      Deferred policy acquisition costs                             (14,874)       (23,075)       (18,346)
      Other assets                                                    9,583         (4,901)       (12,514)
      Future policy benefits                                        275,765        284,355        287,530
      Funds withheld on reinsurance                                  10,739         10,646        360,079
      Policy and contract claims                                      3,318         (9,372)        12,788
      Dividends to policyholders                                        437            279            616
      Experience rating refund liabilities                           (2,335)        (1,736)        (1,290)
      Liability for participating policies                              523          4,754           (354)
      Change in federal income tax balances                           5,986         (7,754)       (22,814)
      Deferred federal income taxes                                  (1,170)        (3,935)       (11,015)
      Due to Parent                                                  (9,300)         5,917         31,477
      Accrued expenses and other liabilities                         (7,606)        (8,712)        56,067
                                                               ------------------------------------------
Net cash provided by operating activities                           381,796        340,802        306,877

CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from  fixed maturities sold                              574,402        518,426        522,325
  Proceeds from fixed maturities matured                            231,868         64,513          5,190
  Cost of fixed investments acquired                             (1,294,830)    (1,104,602)    (1,088,358)
  Proceeds from equities sold                                           816          3,608         27,960
  Cost of equity securities acquired                                   (218)        (1,836)        (1,048)
  Change in policy loans                                                614         (5,121)        (3,648)
  Investment cash in transit                                         (4,701)         3,384            785
  Proceeds from short-term investments sold or matured            1,700,422      1,294,936      1,329,943
  Cost from short-term investments acquired                      (1,593,866)    (1,351,457)    (1,453,675)
  Net proceeds from reverse repurchase agreements                    10,580          3,064         (6,488)
  Proceeds from other long-term investments sold & matured            4,472         16,835         10,123
  Costs from other long-term investments acquired                   (12,005)       (14,067)       (18,097)
                                                               ------------------------------------------
Net cash used in investing activities                              (382,446)      (572,317)      (674,988)

CASH FLOWS FROM FINANCING ACTIVITIES
  Additional paid in capital                                         35,000         15,000              0
  Policyholders deposits on investment contracts                    252,923        296,041        387,723
  Policyholders withdrawals from investment contracts              (150,318)      (127,407)      (107,734)
  Change in securites loaned                                       (152,378)       134,113         80,173
                                                               ------------------------------------------
Net cash (used in) provided by financing activities                 (14,773)       317,747        360,162
                                                               ------------------------------------------

Change in cash and cash equivalents                                 (15,423)        86,232         (7,949)
Cash and cash equivalents, beginning of year                        104,780         18,548         26,497
                                                               ------------------------------------------

Cash and cash equivalents, end of year                         $     89,357   $    104,780   $     18,548
                                                               ==========================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    Liberty Life Assurance Company of Boston

                             (Amounts in Thousands)

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Liberty Life Assurance Company of Boston (the Company) is domiciled in the Commonwealth of Massachusetts. The Company is wholly owned by Liberty Life Holdings, Inc., which is 90% owned by Liberty Mutual Insurance Company and 10% owned by Liberty Mutual Fire Insurance Company. Liberty Mutual Insurance Company and Liberty Mutual Fire Insurance Company are both wholly owned by Liberty Mutual Group, Inc. Liberty Mutual Group, Inc. is wholly owned by LMHC Massachusetts Holdings Inc., which is wholly owned by Liberty Mutual Holding Company Inc.

The Company insures life, annuity and accident and health risks for groups and individuals. The Company also issues structured settlement contracts and administers separate account contracts. The Company is licensed and sells its products in all 50 states, the District of Columbia and Canada.

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

RECENT ACCOUNTING PRONOUNCEMENTS

In February 2002, the Derivative Implementation Group (DIG) exposed for comment SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the issuer of that Instrument." DIG B36 addresses whether FAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36 modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool or fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. DIG B36 is not expected to be finalized by the FASB until the second quarter of 2003.

If DIG B36 is finalized in its current form, the Company has determined that certain of its reinsurance receivables/(payables) would contain embedded derivatives requiring bifurcation. The Company has not yet determined the fair value of the related embedded derivatives in these products. Management has not determined the impact on the Company's consolidated financial positions, results of operations or cash flows.

In September 2001, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force reached a consensus on Issue 01-10, ACCOUNTING FOR THE IMPACT OF THE TERRORIST ATTACKS OF SEPTEMBER 11, 2001. Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.

In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The Commonwealth of Massachusetts Division of Insurance has adopted Codification as the prescribed basis of accounting on which the Company must report its statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus by $5,081 as of January 1, 2001.

INVESTMENTS

Fixed maturity and equity securities are classified as available for sale and are carried at fair value. Unrealized gains and losses on fixed maturity and equity securities are reflected in accumulated other comprehensive income, net of applicable deferred income taxes. The cost of fixed maturity and equity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of realized capital and other (losses) gains on investments.

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Cash and cash equivalents include cash and all highly liquid investments with maturities of three months or less at the date of acquisition.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

Other invested assets, principally investments in limited partnerships, are accounted for using the equity method.

Policy loans are reported at unpaid loan balances.

Realized capital gains and losses are determined on the specific identification basis.

DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, certain costs of policy underwriting and variable agency expenses. Acquisition costs related to traditional and group life insurance and certain long-duration group accident and health insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment, mortality and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity and equity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the net unrealized gains or losses that are reflected in accumulated other comprehensive income.

RECOGNITION OF TRADITIONAL LIFE PREMIUM REVENUE AND RELATED EXPENSES

Premiums on traditional life insurance policies are recognized as revenue when due. Benefits and expenses are associated with premiums so as to result in the recognition of profits over the life of the policies. This association is accomplished by providing liabilities for future policy benefits and the deferral and subsequent amortization of acquisition costs.

RECOGNITION OF UNIVERSAL LIFE REVENUE AND POLICY ACCOUNT BALANCES

Revenues from universal life policies represent investment income from the related invested assets and amounts assessed against policyholders' account balances. Included in such assessments are mortality charges, surrender charges and administrative fees. Policy account balances consist of consideration received plus credited interest, less accumulated policyholder charges, assessments and withdrawals. Credited interest rates were between 4.00% and 8.50% in 2002, 2001 and 2000.

INVESTMENT CONTRACTS

The Company writes certain annuity and structured settlement contracts without mortality risk which are accounted for as investment contracts. Revenues for investment contracts consist of investment income from the related invested assets, with profits recognized to the extent investment income earned exceeds the amount credited to the contract. This method of computing the liability for future policy benefits effectively results in recognition of profits over the benefit period. Policy account balances consist of consideration received plus credited interest less policyholder withdrawals. Credited interest rates for deferred annuity contracts were between 4.25% and 7.15% in 2002, 2001 and 2000. Credited interest rates for structured settlement and other immediate annuity contracts were between 5.00% and 11.5% in 2002, 2001 and 2000.

FUTURE POLICY BENEFITS

Liabilities for future policy benefits for traditional life policies have been computed using the net level premium method based on estimated future investment yield, mortality and withdrawal experience. Interest rate assumptions were between 4.50% and 10.25% for all years of issue. Mortality assumptions have been calculated principally on an experience multiple applied to the 1955-60 and 1965-70 Select and Ultimate Basic Tables for issues prior to 1986, the 1986 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1986 to 1992 issues, the 1991 Bragg

Non-Smoker/Smoker Select and Ultimate Basic Tables for 1993 to 1998 issues and the 1975-1980 Select and Ultimate Basic Tables for 1999 and subsequent issues. Withdrawal assumptions generally are based on the Company's experience.

The liability for future policy benefits with respect to structured settlement contracts with life contingencies and single premium group annuities (group pension) is determined based on interest crediting rates between 5.00% and 11.50%. The mortality assumptions for the group pension business are based on the 1971 GAM Tables. The structured settlement and other immediate annuity business mortality assumptions for issues through 1999 are based on the 1971 IAM Tables. Mortality assumptions for issues from 2000 to present are based on either the Annuity 2000 Table or an experience adjusted Annuity 2000 Table.

Future policy benefits for long-term disability cases are computed using the 1987 Commissioners' Group Disability Table adjusted for the Company's experience.

POLICY AND CONTRACT CLAIMS

Accident and health business policy and contract claims principally include claims in course of settlement and claims incurred but not reported, which are determined based on a formula derived as a result of the Company's past experience. Claims liabilities may be more or less than the amounts paid when the claims are ultimately settled. Such differences represent changes in estimates and are recorded in the statement of operations in the year the claims are settled.

REINSURANCE

All assets and liabilities related to reinsurance ceded contracts are reported on a gross basis in the balance sheets. The statements of operations reflect premiums, benefits and settlement expenses net of reinsurance ceded.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts.

FEDERAL INCOME TAXES

Income taxes have been provided using the liability method in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

PARTICIPATING POLICIES

Participating policies approximate 19%, 21% and 23% of ordinary life insurance in force at December 31, 2002, 2001 and 2000, respectively, and 17%, 14% and 7% of ordinary insurance premium revenue in 2002, 2001 and 2000, respectively. Dividends to participating policyholders are calculated as the sum of the difference between the assumed mortality, interest and loading, and the actual experience of the Company relating to participating policyholders. As a result of statutory regulations, the major portion of earnings from participating policies inures to the benefit of the participating policyholders and is not available to stockholders. Undistributed earnings of the participating block of business is represented by the liability for participating policies in the consolidated balance sheets. The payment of dividends to stockholders is further restricted by insurance laws of the Commonwealth of Massachusetts.

FOREIGN CURRENCY TRANSLATION

The Company enters into certain transactions that are denominated in a currency other than the U.S. dollar. Functional currencies are assigned to foreign currencies. These amounts are accumulated and then converted to U.S. dollars. The unrealized gain or loss from the translation is reflected in accumulated other comprehensive income, net of deferred federal income taxes. The translations are calculated using current exchange rates for the balance sheet and average exchange rates for the statement of operations.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the consolidated balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the consolidated financial statements. Fees charged on separate account policyholder deposits are included in other income.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.   INVESTMENTS

FIXED MATURITIES

The amortized cost, gross unrealized gains and losses, and fair value of investments in fixed maturities available for sale are summarized below:

                                                         DECEMBER 31, 2002
                                     ----------------------------------------------------------
                                                        GROSS         GROSS
                                       AMORTIZED     UNREALIZED     UNREALIZED         FAIR
                                         COST           GAINS         LOSSES          VALUE
                                     ----------------------------------------------------------
     U.S. Treasury securities and
       obligations of U.S.
       government corporations and   $    453,648   $    139,830   $         (5)   $    593,473
       agencies
     Debt securities issued by
       states and municipalities           57,171          7,731           (547)         64,355
     Corporate securities               2,341,758        236,098        (18,615)      2,559,241
     U.S. government guaranteed
       mortgage-backed securities       1,452,166        148,956         (3,624)      1,597,498
                                     ----------------------------------------------------------

     Total fixed maturities
       available for sale            $  4,304,743   $    532,615   $    (22,791)   $  4,814,567
                                     ==========================================================

                                                         DECEMBER 31, 2001
                                     ----------------------------------------------------------
                                                        GROSS         GROSS
                                       AMORTIZED     UNREALIZED     UNREALIZED         FAIR
                                         COST           GAINS         LOSSES          VALUE
                                     ----------------------------------------------------------
                                     ----------------------------------------------------------
     U.S. Treasury securities and
       obligations of U.S.
       government corporations and   $    262,863   $     60,382   $       (384)   $    322,861
       agencies
     Debt securities issued by
       states and municipalities           59,756          3,371           (549)         62,578
     Corporate securities               2,241,492        136,106        (22,448)      2,355,150
     U.S. government guaranteed
       mortgage-backed securities       1,246,278         59,956         (2,405)      1,303,829
                                     ----------------------------------------------------------

     Total fixed maturities
       available for sale            $  3,810,389   $    259,815   $    (25,786)   $  4,044,418
                                     ==========================================================

The amortized cost and fair value of the Company's investment in fixed maturities available for sale by contractual maturity are summarized below:

                                                                  DECEMBER 31, 2002
                                                             ---------------------------
                                                               AMORTIZED        FAIR
                                                                 COST          VALUE
                                                             ---------------------------
     Maturity in one year or less                            $    110,391   $    112,056
     Maturity after one year through five years                   508,538        549,443
     Maturity after five years through ten years                  976,634      1,090,583
     Maturity after ten years                                   1,257,014      1,464,987
     U.S. government guaranteed mortgage-backed securities      1,452,166      1,597,498
                                                             ---------------------------

     Total fixed maturities available for sale               $  4,304,743   $  4,814,567
                                                             ===========================

The expected maturities in the foregoing table may differ from the contractual maturities because certain eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

Gross gains of $21,338, $10,370, and $13,227 and gross losses of $37,435, $26,063, and $12,735 were realized on the sales of fixed maturities available for sale during 2002, 2001 and 2000, respectively.

At December 31, 2002, bonds with a cost of $33,374 were on deposit with state insurance departments to satisfy regulatory requirements.

EQUITY SECURITIES AND OTHER INVESTED ASSETS

Unrealized gains and losses on investments in equity securities classified as available for sale are reflected in stockholders' equity and do not affect operations. Unrealized gains and losses on other invested assets are reflected in realized capital and other gains (losses) or stockholders' equity based upon the underlying financial statement reporting of the partnerships. The cost, gross unrealized gains and losses, and fair value of those investments are summarized below:

                                                         DECEMBER 31, 2002
                                     ----------------------------------------------------------
                                                       GROSS          GROSS
                                                     UNREALIZED     UNREALIZED         FAIR
                                         COST          GAINS          LOSSES          VALUE
                                     ----------------------------------------------------------
     Other invested assets           $     74,612   $      4,680   $    (11,991)   $     67,302
                                     ==========================================================

                                                         DECEMBER 31, 2001
                                     ----------------------------------------------------------
                                                       GROSS          GROSS
                                                     UNREALIZED     UNREALIZED         FAIR
                                         COST          GAINS          LOSSES          VALUE
                                     ----------------------------------------------------------

     Equity securities               $         24   $      1,031   $          0    $      1,055
     Other invested assets                 75,248          7,326         (8,546)         74,028
                                     ----------------------------------------------------------

     Total                           $     75,272   $      8,357   $     (8,546)   $     75,083
                                     ==========================================================

NET INVESTMENT INCOME

Major categories of the Company's net investment income are summarized below:

                                                               YEAR ENDED DECEMBER 31
                                                         2002           2001           2000
                                                     ------------------------------------------
     Investment income:
       Fixed maturities                              $    278,018   $    244,631   $    229,987
       Policy loans                                         4,087          3,976          3,732
       Short-term investments and cash equivalents          1,646          3,031          3,798
       Other invested assets                                1,810          1,686          1,574
                                                     ------------------------------------------
     Gross investment income                              285,561        253,324        239,091

     Less investment expenses                               2,703          3,263          3,292
                                                     ------------------------------------------

     Net investment income                           $    282,858   $    250,061   $    235,799
                                                     ==========================================

REALIZED CAPITAL AND OTHER (LOSSES) GAINS ON INVESTMENTS

Realized capital and other (losses) gains on investments were derived from the following sources:

                                                               YEAR ENDED DECEMBER 31
                                                         2002           2001           2000
                                                     ------------------------------------------
     Fixed maturities                                $    (16,097)  $    (15,693)  $        492
     Other invested assets                                (13,808)       (16,287)        41,621
                                                     ------------------------------------------

     Realized capital and other (losses) gains
       on investments                                $    (29,905)  $    (31,980)  $     42,113
                                                     ==========================================

CONCENTRATION OF INVESTMENTS

There were no investments in a single entity's fixed maturities in excess of ten percent of stockholders' equity at December 31, 2002 and 2001.

3.   REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company cedes business to reinsurers to share risks under life, health, and annuity contracts for the purpose of providing the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources. The effect of reinsurance assumed and ceded on premiums was as follows:

                                                      YEAR ENDED DECEMBER 31, 2002
                                     ----------------------------------------------------------
                                                       ASSUMED       CEDED TO
                                        DIRECT       FROM OTHER       OTHER            NET
                                        AMOUNT        COMPANIES     COMPANIES        AMOUNT
                                     ----------------------------------------------------------
     Individual Life and Annuity     $    308,658   $         99   $     10,634    $    298,123
     Group Life and Disability            333,169            185         95,478         237,876
     Group Pension and Other               34,558              0         14,978          19,580
                                     ----------------------------------------------------------

     Total premiums                  $    676,385   $        284   $    121,090    $    555,579
                                     ==========================================================

                                                      YEAR ENDED DECEMBER 31, 2001
                                     ----------------------------------------------------------
                                                       ASSUMED       CEDED TO
                                        DIRECT       FROM OTHER       OTHER            NET
                                        AMOUNT        COMPANIES     COMPANIES        AMOUNT
                                     ----------------------------------------------------------
     Individual Life and Annuity     $    258,616   $        147   $      6,568    $    252,195
     Group Life and Disability            346,283            305        108,830         237,758
     Group Pension and Other               43,354             39         14,455          28,938
                                     ----------------------------------------------------------

     Total premiums                  $    648,253   $        491   $    129,853    $    518,891
                                     ==========================================================

                                                      YEAR ENDED DECEMBER 31, 2000
                                     ----------------------------------------------------------
                                                       ASSUMED       CEDED TO
                                        DIRECT       FROM OTHER       OTHER            NET
                                        AMOUNT        COMPANIES     COMPANIES        AMOUNT
                                     ----------------------------------------------------------
     Individual Life and Annuity     $    253,904   $        139   $      3,269    $    250,774
     Group Life and Disability            336,283            304         33,584         303,003
     Group Pension and Other               76,909          7,005         12,668          71,246
                                     ----------------------------------------------------------

     Total premiums                  $    667,096   $      7,448   $     49,521    $    625,023
                                     ==========================================================

Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.

During 2002, the Company entered into an assumption reinsurance agreement to sell its Canadian individual life business to Unity Life of Canada. On December 20, 2002 the Company received approval from Canadian regulators. Under this agreement, the Company ceded $4,066 of reserves, and recognized a loss of $387 in the current year.

4.   FEDERAL INCOME TAXES

The Company is included in a consolidated federal income tax return with Liberty Mutual and its other subsidiaries. Under a written tax sharing agreement, approved by the Board of Directors, Liberty Mutual collects from and refunds to the subsidiaries the amount of taxes or benefits determined as if Liberty Mutual and the subsidiaries filed separate returns.

Federal income tax (benefit) expense attributable to income from operations was composed of the following:

                                                               YEAR ENDED DECEMBER 31
                                                         2002           2001          2000
                                                     ------------------------------------------
     Current                                         $      2,015   $     (5,227)  $     19,924
     Deferred                                              (1,170)         1,854            556
                                                     ------------------------------------------

     Federal income tax (benefit) expense            $        845   $     (3,373)  $     20,480
                                                     ==========================================

A reconciliation of federal income tax (benefit) expense as recorded in the consolidated statements of operations with expected federal income tax (benefit) expense computed at the applicable federal income tax rate of 35% is summarized below:

                                                               YEAR ENDED DECEMBER 31
                                                         2002           2001          2000
                                                     ------------------------------------------
     Expected income tax (benefit) expense           $        966   $     (3,103)  $     20,733
       Adjustments to income taxes resulting from:
         Reconciliation of prior year tax return             (121)           (72)          (141)
         Other, net                                             0           (198)          (112)
                                                     ------------------------------------------

     Federal income tax (benefit) expense            $        845   $     (3,373)  $     20,480
                                                     ==========================================

The Company received an income tax refund of $3,971, and made income tax payments of $2,527 and $42,738 during 2002, 2001 and 2000, respectively.

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred liabilities are summarized below:

                                                                        DECEMBER 31
                                                                    2002           2001
                                                                ----------------------------
     Deferred tax assets:
       Dividends to policyholders                               $      3,314    $      3,126
       Unearned interest on policy loans                                 103             103
       Unearned group premium adjustment                                  36              23
       Recapture of statutory reinsurance                             40,790          46,496
       Unrealized loss on other long-term investments                 14,563           6,998
       Capital loss limitation                                         5,386               0
       Other                                                              88               0
                                                                ----------------------------

     Total deferred tax assets                                        64,280          56,746
                                                                ----------------------------

     Deferred tax liabilities:
       Future policy benefits                                        (40,737)        (40,071)
       Deferred acquisition costs                                    (33,999)        (28,262)
       Bonds purchased at market discount                             (5,526)         (5,651)
       Bonds market valuation adjustment                            (166,865)        (76,643)
       Reconciliation of taxes on other long-term investments         (3,501)         (2,898)
       Due and uncollected premium adjustment                           (171)           (863)
       Other                                                          (1,559)         (1,385)
                                                                ----------------------------

     Total deferred tax liabilities                                 (252,358)       (155,773)
                                                                ----------------------------

     Net deferred tax liability                                 $   (188,078)   $    (99,027)
                                                                ============================

In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no valuation allowance has been established.

Prior to 1984, a portion of the Company's income was not taxed, but was accumulated in a "policyholders' surplus account." In the event that those amounts are distributed to stockholders', or the balance of the account exceeds certain limitations under the Internal Revenue Code, the excess amounts would become taxable at current rates. The policyholders' surplus account balance at December 31, 2002 and 2001 was approximately $4,000. Management does not intend to take actions nor does management expect any events to occur that would cause federal income taxes to become payable on that amount. However, if such taxes were assessed, the amount of taxes payable would be approximately $1,400 in 2002 and 2001.

5.   UNPAID CLAIMS LIABILITY FOR GROUP ACCIDENT AND HEALTH BUSINESS

The following table provides a reconciliation of the beginning and ending balances of unpaid claim liabilities, principally included in future policy benefits, net of reinsurance recoverables:

                                                              YEAR ENDED DECEMBER 31
                                                         2002           2001          2000
                                                     ------------------------------------------
     Unpaid claim liabilities, at beginning of year  $    554,532   $    481,353   $    403,585
       Less reinsurance recoverables                          761            963          1,394
                                                     ------------------------------------------
     Net balance at beginning of year                     553,771        480,390        402,191

     Claims incurred related to:
       Current year                                       263,272        251,811        242,856
       Prior years - incurred                             (48,849)       (21,542)       (22,273)
       Prior years - interest                              26,391         22,515         18,249
                                                     ------------------------------------------
     Total incurred                                       240,814        252,784        238,832

     Claims paid related to:
       Current year                                       134,172         75,458         74,554
       Prior years                                         53,748        103,945         86,079
                                                     ------------------------------------------
     Total paid                                           187,920        179,403        160,633
                                                     ------------------------------------------

     Net balance at end of year                           606,665        553,771        480,390
     Add reinsurance recoverables                           2,736            761            963
                                                     ------------------------------------------

     Unpaid claim liabilities, at end of year        $    609,401   $    554,532   $    481,353
                                                     ==========================================

The favorable development in 2002 and 2001 related to claims incurred in prior years resulted from the Company's actual experience being better than expected. Interest accrued on prior year reserves has been calculated on the opening reserve balance less one half year's cash payments at the average rate at which the Company's reserves were discounted during 2002 and 2001.

6.   RISK-BASED CAPITAL AND RETAINED EARNINGS

Life insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

The payment of dividends by the Company to stockholders is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Commonwealth of Massachusetts Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations.

According to a resolution voted by the Board of Directors of the Company, not more than the larger of 10% of statutory profits on participating business or fifty cents per thousand dollars of participating business in force in a given year may accrue to the benefit of stockholders. The amount of statutory unassigned (deficit) surplus held for the benefit of participating policyholders and stockholders was $(29,193) and $154,039, respectively, at December 31, 2002. Dividends paid to policyholders were $12,575 in 2002, and there were no dividends paid to stockholders in 2002.

7.   COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating reserves for policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material effect on the Company's consolidated financial position or results of operations.

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. At December 31, 2002 and 2001, the Company has accrued $241 and $441, respectively, of premium tax deductions. The Company recognizes its obligations for guaranty fund assessments at the time the events occur on which assessments are expected to be based. Expenses incurred for guaranty fund assessments were $250, $72, and $283 in 2002, 2001 and 2000, respectively.

8.   SEPARATE ACCOUNTS

Separate accounts held by the Company primarily represent funds that are administered for pension plans. The assets consist of common stock, long-term bonds, real estate and short-term investments which are carried at estimated fair value. Investment income and changes in asset values do not affect the operating results of the Company. Separate accounts business is maintained independently from the general account of the Company. The Company provides administrative services for these contracts. Fees earned by the Company related to these contracts included in other revenues were $3,666, $4,221, and $3,024 for the years ended December 31, 2002, 2001, and 2000, respectively.

9.   BENEFIT PLANS

Significant benefit plans are sponsored by Liberty Mutual and the associated costs are shared by members of the Liberty Companies. Liberty Mutual's sponsored plans are summarized as follows:

          (a)  PENSION PLAN

               Liberty Mutual sponsors noncontributory defined benefit pension plans (the Plans) covering U.S. employees who have attained age 21 and have completed one year of service and Canadian employees who have completed one year of service. The benefits are based on years of service and the employee's "final average compensation" which is the employee's average annual compensation for the highest five consecutive calendar years during the ten years immediately preceding retirement.

               In 1997, Liberty Mutual adopted SFAS No. 87, EMPLOYERS' ACCOUNTING FOR PENSIONS, for vested employees. Assets of the Plans consist primarily of investments in life insurance company separate accounts and a collective investment trust fund, which invests primarily in fixed income and Standard and Poor's Index of 500 equity securities. At December 31, 2002 and 2001, assets of the Plans totaling $1,719,684 and $2,000,255, respectively, were held in separate accounts managed by the Company.

               Under the intercompany pooling agreement, there was no pension expense charged to the Company in 2002, 2001 and 2000.

          (b)  POSTRETIREMENT BENEFITS

               Liberty Mutual provides certain health care and life insurance benefits (postretirement) for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age and have ten years of service working for the Liberty Companies. Alternatively, retirees may elect certain prepaid health care benefit plans. Life insurance benefits are based upon a participant's final compensation subject to the plan maximum.

               Under the intercompany pooling arrangement, $1,102, $968 and $869 of postretirement expense was charged to the Company in 2002, 2001 and 2000, respectively.

          (c)  THRIFT-INCENTIVE PLAN

               Liberty Mutual sponsors a defined contribution savings plan for all employees of the Liberty Companies who meet certain eligibility requirements. During 2002, 2001 and 2000 employees were permitted to contribute a percentage of their annual compensation on a combined before-tax and after-tax basis, subject to certain limitations imposed by the Tax Reform Act of 1986. In 2002, 2001 and 2000 Liberty Mutual matched a percentage of contributions made by employees. Liberty Mutual's expense was $61,000, $57,000 and $54,000 in 2002, 2001 and 2000,
               respectively. Under the intercompany pooling arrangement, the Company's expense related to the Thrift-Incentive Plan is borne by Liberty Mutual.

10.  RELATED-PARTY TRANSACTIONS

Under a Service Agreement between the Company and Liberty Mutual, Liberty Mutual provides the Company with personnel, office space, equipment, computer processing and other services. The Company reimburses Liberty Mutual for these services at cost, and for any other special services supplied at the Company's request. Substantially all of the Company's general expenses incurred in 2002, 2001 and 2000 related to this agreement.

The Company insures the group term life and disability risks for Liberty Mutual employees. Premiums associated with these policies amounted to $22,905, $17,464 and $16,903 in 2002, 2001 and 2000, respectively.

The Company insures key officers of the Liberty Mutual Group under an Optional Life Insurance Plan. Premiums associated with this plan amounted to $15,514, $11,958 and $61,371 in 2002, 2001 and 2000, respectively.

Liberty Mutual purchases structured settlement annuity contracts, with and without life contingencies, from the Company. Premiums under these contracts amounted to $158,938, $173,985 and $166,243 in 2002, 2001 and 2000,
respectively. The related policy and contract reserves with respect to all structured settlement annuity contracts purchased by Liberty Mutual amounted to $1,186,274 and $1,009,280 at December 31, 2002 and 2001, respectively.

Keyport Life Insurance Company, which was acquired by Sun Life Financial of Canada (U.S.) Holdings, Inc. effective October 31, 2001, ceded 100% of the premiums and benefits of certain structured settlement annuity contracts, with and without life contingencies, to the Company. Premiums under these contracts amounted to $3,971 in 2000. There were no premiums ceded under these contracts in 2002 or 2001. The related policy and contract reserves with respect to these structured settlement annuity contracts assumed by the Company amounted to $22,324 and $22,487 at December 31, 2002 and 2001, respectively.

On December 31, 2000, the Company entered into a reinsurance agreement with Liberty Re (Bermuda) Limited to cede to Liberty Re 100% of its existing group life and single premium group annuity business. Premiums and benefits ceded under this agreement amounted to $82,458 and $105,031, respectively, in 2002. The reinsurance recoverable related to the reserves ceded under this agreement amounted to $381,464 and $370,725 at December 31, 2002 and 2001, respectively.

11.  DEFERRED POLICY ACQUISITION COSTS

Details with respect to deferred policy acquisition costs are summarized below:

                                                                YEAR ENDED DECEMBER 31
                                                                 2002           2001
                                                             ----------------------------
     Balance, beginning of year                              $    155,451    $    137,972
       Additions                                                   25,911          31,912
       Amortization                                               (11,037)         (8,837)
       Valuation adjustment for unrealized gains on fixed
         maturities                                               (18,020)         (5,596)
                                                             ----------------------------

     Balance, end of year                                    $    152,305    $    155,451
                                                             ============================

12.  STATUTORY FINANCIAL INFORMATION

The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changed prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above.

Statutory net (loss) income and capital and surplus is as follows:

                                    2002            2001           2000
                                --------------------------------------------
Statutory net loss              $    (30,708)   $    (10,094)   $       (142)
Statutory capital and surplus        124,846         131,031         140,589

13.  STOCKHOLDERS' EQUITY

The components of accumulated other comprehensive income are as follows:

                                                    NET           FOREIGN      ACCUMULATED
                                                UNREALIZED       CURRENCY         OTHER
                                                   GAINS        TRANSLATION   COMPREHENSIVE
                                                 (LOSSES)        ADJUSTMENT      INCOME
                                               --------------------------------------------
Balance at January 1, 2000                     $       (108)   $      3,170    $      3,062
Gross unrealized gains (net of
  deferred income tax expense of $61,133)           113,415                         113,415
Less reclassification adjustment for gains,
  realized in net income (net of tax
  expense of $14,740)                               (27,373)                        (27,373)
Adjustment to deferred policy acquisition
  costs (net of deferred income tax
  benefit of $3,729)                                 (6,928)                         (6,928)
                                               ------------                    ------------
Net unrealized gain                                  79,114                          79,114
Foreign currency translation adjustment                              (4,047)         (4,047)
                                               --------------------------------------------
Balance at December 31, 2000                         79,006            (877)         78,129
Gross unrealized gains (net of deferred
  income tax expense of $19,759)                     46,853                          46,853
Less reclassification adjustment for
  losses, realized in net income (net of tax
  expense of $11,193)                                20,787                          20,787
Adjustment to deferred policy acquisition
  costs (net of deferred income tax
  benefit of $1,959)                                 (3,637)                         (3,637)
                                               ------------                    ------------
Net unrealized gains                                 64,003                          64,003
Foreign currency translation adjustment                                 898             898
                                               --------------------------------------------
Balance at December 31, 2001                        143,009              21         143,030
Gross unrealized gains (net of deferred
  income tax expense of $86,064)                    158,795                         158,795
Less reclassification adjustment for
  losses, realized in net income (net of tax
  benefit of $10,467)                                19,438                          19,438
Adjustment to deferred policy acquisition
  costs (net of deferred income tax
  benefit of $6,308)                                (11,712)                        (11,712)
                                               ------------                    ------------
Net unrealized gains                                166,521                         166,521
Foreign currency translation adjustment                                   0               0
                                               --------------------------------------------
Balance at December 31, 2002                   $    309,530    $         21    $    309,551
                                               ============================================

Net unrealized investment gains, included in the consolidated balance sheets as a component of stockholders' equity are summarized below:

                                                              DECEMBER 31
                                                 2002            2001            2000
                                             --------------------------------------------
     Balance, end of year comprises:
       Unrealized investment gains on:
         Fixed maturities                    $    509,824    $    234,029    $    135,181
         Equity investments and other                   0           1,031           1,287
                                             --------------------------------------------

     Total                                        509,824         235,060         136,468

     Amounts of unrealized investment
       losses attributable to:
         Deferred policy acquisition costs        (33,066)        (15,046)         (9,450)
         Deferred federal income taxes           (167,228)        (77,005)        (48,012)
                                             --------------------------------------------

     Total                                       (200,294)        (92,051)        (57,462)
                                             --------------------------------------------

     Net unrealized investment gains         $    309,530    $    143,009    $     79,006
                                             ============================================

14.  SEGMENT INFORMATION

The Company's business is organized in three principal segments: Individual Life and Annuity, Group Life and Disability, and Group Pension and Other. In the Individual Life and Annuity segment, the Company sells a variety of individual products, including participating whole life, term insurance, universal life, structured settlements, and immediate and deferred annuity contracts. These products are sold through a combination of distribution methods, including Company agents, Liberty Mutual personal markets agents, direct marketers, and banks. In the Group Life and Disability segment, the Company sells group life and long-term and short-term disability products to corporate and organizational customers through the Company's group market agency force. The Group Pension and Other segment is a closed block of active pension customers, as well as international customer life and disability products.

The accounting policies of the segments are the same as those described in Note
1. The Company evaluates performance based on income before federal income taxes and earnings of participating policies of the segments.

The following table summarizes selected financial information by segment:

                                                                  YEAR ENDED DECEMBER 31
                                                           2002            2001            2000
                                                       --------------------------------------------
     Revenues:
       Individual Life and Annuity                     $    560,025    $    472,076    $    435,483
       Group Life and Disability                            317,145         311,418         370,248
       Group Pension and Other                               (9,148)         12,034         132,846
                                                       --------------------------------------------

     Total revenues                                    $    868,022    $    795,528    $    938,577
                                                       ============================================

     Income (loss) before federal income taxes and
     earnings of participating policies:
       Individual Life and Annuity                     $     31,981    $     30,707    $     23,123
       Group Life and Disability                             11,253          (4,342)         (7,165)
       Group Pension and Other                              (40,474)        (35,231)         43,278
                                                       --------------------------------------------

     Total (loss) income before federal income taxes
       and earnings of participating policies          $      2,760    $     (8,866)   $     59,236
                                                       ============================================

                                             DECEMBER 31
                                         2002           2001
                                     ---------------------------
     Assets:
       Individual Life and Annuity   $  3,785,911   $  3,456,001
       Group Life and Disability        1,044,334        977,750
       Group Pension and Other          2,972,911      3,054,963
                                     ---------------------------

     Total assets                    $  7,803,156   $  7,488,714
                                     ===========================

15.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the consolidated financial statements and notes thereto:

     FIXED MATURITIES

     Fair values for publicly-traded fixed maturities are determined using values reported by an independent pricing service. Fair values of private placement fixed maturities are determined by obtaining market indications from various broker-dealers.

     EQUITY SECURITIES

     The fair values for equity securities are based upon quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

     POLICY LOANS

     The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

     SHORT-TERM INVESTMENTS

     The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

     OTHER INVESTED ASSETS

     The fair values of other invested assets are based on the fair value of the underlying funds.

     INVESTMENT CONTRACTS

     The fair values for the Company's liabilities under investment-type insurance contracts, including individual and group annuities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     POLICY ACCOUNT BALANCES

     The fair values of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     Additional data with respect to fair values of the Company's investments is disclosed in Note 2.

The carrying amount and fair value of the Company's financial instruments are summarized below:

                                DECEMBER 31, 2002           DECEMBER 31, 2001
                         ---------------------------------------------------------
                           CARRYING         FAIR         CARRYING        FAIR
                            AMOUNT         VALUE          AMOUNT         VALUE
                         ---------------------------------------------------------
Fixed maturities         $  4,814,567   $  4,814,567   $  4,044,418   $  4,044,418
Equity securities                   0              0          1,055          1,055
Policy loans                   65,162         65,162         65,776         65,776
Short-term investments        147,171        147,171        253,726        253,726
Other invested assets          67,302         67,302         74,028         74,028
Individual and group
  annuities                    70,650         70,436         77,519         77,474

                                     PART C

                                OTHER INFORMATION

ITEM 27 -- EXHIBITS

1.   Board of Directors Resolutions.

     (a) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account (3).

2.   Custodian Agreements. Not applicable.

3.   Underwriting Contracts.

     (a) Distribution Agreement (6)
     (b) Form of Broker-Dealer and General Agent Sales Agreement (9)
     (c) Schedule of Sales Commission (5)

4.   Contracts.

     (a) Specimen Contract (7)

     (b) Specimen Disability Waiver of Monthly Deduction Benefit Agreement (4)

     (c) Specimen Children's Protection Benefit Agreement (4)

     (d) Specimen Disability Waiver of Specified Monthly Premium Benefit Agreement (4)

     (e) Specimen Primary Insured Term Insurance Benefit Agreement (4)

     (f) Specimen Additional Insured Term Insurance Benefit Agreement (4)

     (g) Specimen Accidental Death and Dismemberment Benefit Agreement (4)

     (h) Specimen Accelerated Death Benefit Agreement (7)

5.   Applications.

     (a) Specimen Application (3)
     (b) Specimen Variable Life Insurance Supplemental Application (6)

6.   Depositor's Certificate of Incorporation and By-Laws.

     (a) Articles of Incorporation of Liberty Life Assurance Company of Boston, as amended (1)

     (b) By-Laws of Liberty Life Assurance Company of Boston (2)

7.   Reinsurance Contracts.


     (a) Automatic Self Administered YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life and Health America Inc.
     (10)
     (b) Automatic Yearly Renewable Term Reinsurance Agreement between Liberty Life Assurance Company of Boston and General & Cologne Life RE of America
     (10)
     (c) Automatic and Facultative Yearly Renewable Term Reinsurance Agreement between Liberty Life Assurance Company of Boston and Security Life of Denver Insurance Company (10)


8.   Participation Agreements.

     (a)(1) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (6)

     (a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc. (6)

     (a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (8)

     (b)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (6)

     (b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp. (6)

     (b)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (6)

     (c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/Dreyfus Stock Index Fund) (6)

     (c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (6)

     (c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios (8)

     (c)(4) Amendment to Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (8)

     (d)(1) Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (6)

     (d)(2) Administrative Services Agreement between Massachusetts Financial Services Company and Liberty Life Assurance Company of Boston (6)

     (d)(3) Amendment to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (6)

     (d)(4) Amendment 2 to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (8)

     (e)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (6)

     (e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc. (6)

     (e)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (6)


     (e)(4) Amendment 2 to Participation Agreement among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (filed herewith)


     (f)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust (8)

9.   Administrative Contracts.

     (a) Premium Remittance Processing Services Agreement between Liberty Life Assurance Company of Boston and Liberty Mutual Insurance Company (10)

10.  Other Material Contracts. Not applicable.

11.  Legal Opinion.

     (a) Opinion of William J. O'Connell, Esquire (7)

12.  Actuarial Opinion.


     (a) Opinion of Christopher R. Poirier, FSA, MAAA (filed herewith)

13.  Calculation.

     (a) Illustration Sample Calculation (filed herewith)


14.  Other Opinions.


     (a) Consent of Independent Auditors (filed herewith)


15.  Omitted Financial Statements. Not applicable.

16.  Initial Capital Agreements. Not applicable.

17.  Redeemability Exemption.


     (a) Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (10)

18.  Powers of Attorney.

     (a) Power of Attorney for Edmund F. Kelly, John B. Conners, A. Alexander Fontanes, Christopher C. Mansfield, Jean M. Scarrow and John A.Tymochko (9)


     (b) Power of Attorney of Juliana M. Coyle, Treasurer (10)


                       -----------------------------------

               (1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

               (2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on June 23, 1997.

               (3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

               (4) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed April 23, 1999.

               (5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed August 27, 1999.

               (6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 28, 2000.

               (7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed April 28, 2000.

               (8) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed Apri1 11, 2001.

               (9) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 18, 2002.

               (10) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed February 18, 2003.


ITEM 28 -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS            POSITION AND OFFICES WITH DEPOSITOR
Edmund F. Kelly                                Director, President & Chief Executive Officer

John A. Tymochko                               Director & Chief Operating Officer-Individual

Jean M. Scarrow                                Director & Chief Operating Officer-Group

A. Alexander Fontanes                          Director & Vice President

John B. Conners                                Director

J. Paul Condrin, III                           Director & Vice President

Christopher C. Mansfield                       Director

Gary J. Ostrow                                 Vice President & Director of Corporate Taxation

Dexter R. Legg                                 Secretary

Juliana M. Coyle                               Treasurer

Ronald D. Ulich                                Assistant Treasurer

James W. Jakobek                               Assistant Treasurer

William J. O'Connell                           Assistant Secretary

Diane S. Bainton                               Assistant Secretary

James R. Pugh                                  Assistant Secretary

The principal business address of each of the foregoing officers and directors is 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 29 - PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                                                                        PERCENTAGE
                                                                                                        OWNERSHIP
                                                                                                        BY
                                                                                                        IMMEDIATE
                                                                                                        INSURANCE      US STATE OR
                                                                                              PARENT    PARENT         COUNTRY OF
ACRONYM   LEGAL ENTITY NAME                       ADDRESS                                     CO        UNDERTAKING    DOMICILE
--------  --------------------------------------  -----------------------------------------   --------  -----------    -----------
OTAR      611458 Ontario Ltd                      3500 Steeles Avenue East, Markham,          LMIC        100%         Canada
                                                  Ontario L3R 0X4 Canada

AAAAG     A.A. Anthony Assurance Group            2201 North Front Street, Harrisbury, PA     MNB         100%         PA
                                                  17110

AISC      Access Insurance Services Co.           One Liberty Centre, Portland, OR 97232      LNW         100%         Oregon

ALMS      ALM Services, Inc.                      175 Berkeley Street, Boston, MA 02117       LMIC        100%         MA

AMBCO     AMBCO Capital Company                   1100 Arlington Heights Road, Itaska, IL     AACC        100%         IL
                                                  60143

AFIC      America First Insurance Company         62 Maple Avenue, Keene, NH 03431            LIH         100%         NH

AFLIC     America First Lloyd's Insurance         5910 North Central Expressway, Dallas, TX   LIHUSP&C    100%         TX
          Company                                 75026

AACC      American Ambassador Casualty Company    1100 Arlington Heights Road, Itaska, IL     LIH         100%         IL
                                                  60143

AICL      Arlington Insurance Company Ltd.        73 Front St., Hamilton HM11, Bermuda        LMMB        100%         Bermuda

ARELP     Atlantic Real Estate L.P.               175 Berkeley Street, Boston, MA 02117       LMEC         99%         DE

BHCA      Berkeley Holding Company Associates,    175 Berkeley Street, Boston, MA 02117       ARELP       100%         MA
          Inc.

BMC       Berkeley Management Corporation         175 Berkeley Street, Boston, MA 02117       LMIC        100%         TX

BCIC      Bridgefield Casualty Insurance Company  2310 A-Z Park Road, Lakeland, FL 33801      BEIC        100%         FL

BEIC      Bridgefield Employers Insurance         2310 A-Z Park Road, Lakeland, FL 33801      SHS         100%         FL
          Company

BDLLC     Brooke Drilling, LLC                    175 Berkeley Street, Boston, MA 02117       LEHLLC      100%         DE

CES       C.E. Schools, Inc.                      2310 A-Z Park Road, Lakeland, FL 33801      TRI         100%         FL

CAIAZ     Capitol Agency, Inc. (Arizona           62 Maple Avenue, Keene, NH 03431            LUSA        100%         AZ
          Corporation)

CAIOH     Capitol Agency, Inc. (Ohio              62 Maple Avenue, Keene, NH 03431            LUSA        100%         OH
          Corporation)

CAITN     Capitol Agency, Inc. (Tennessee         62 Maple Avenue, Keene, NH 03431            LUSA        100%         TN
          Corporation)

CDMI      Cascade Disability Management, Inc.     4601 North East 77th Avenue, Vancouver,     LMMC        100%         WA
                                                  WA 98662

CIVT      CI Investments Ltd.                     15/F., OTB Building, 160 Gloucester Road,   CITYI     99.99%         Hong Kong
                                                  Wanchai, Hong Kong

CCIC      Colorado Casualty Insurance Company     6950 South Potomac Street, Englewood, CO    LMIC        100%         CO
                                                  80112

CICF      Commercial Insurance of Central         2310 A-Z Park Road, Lakeland, FL 33801      SCI         100%         FL
          Florida, Inc.

CAISCA    Companies Agency Insurance Services     2000 Westwood Drive, Wausau, WI 54401       WSC         100%         CA
          of California

CAAL      Companies Agency of Alabama, Inc.       2000 Westwood Drive, Wausau, WI 54401       WSC         100%         AL

CAGA      Companies Agency of Georgia, Inc.       2000 Westwood Drive, Wausau, WI 54401       WSC         100%         GA

CAID      Companies Agency of Idaho, Inc.         2000 Westwood Drive, Wausau, WI 54401       WSC         100%         ID

CAKY      Companies Agency of Kentucky, Inc.      2000 Westwood Drive, Wausau, WI 54401       WSC         100%         KY

CAMA      Companies Agency of Massachusetts,      2000 Westwood Drive, Wausau, WI 54401       WSC         100%         MA
          Inc.

CAMI      Companies Agency of Michigan, Inc.      2000 Westwood Drive, Wausau, WI 54401       WSC         100%         MI

CANY      Companies Agency of New York, Inc.      2000 Westwood Drive, Wausau, WI 54401       WSC         100%         NY

CAPA      Companies Agency of Pennsylvania, Inc.  2000 Westwood Drive, Wausau, WI 54401       WSC         100%         PA

CAPX      Companies Agency of Phoenix, Inc.       2000 Westwood Drive, Wausau, WI 54401       WSC         100%         AZ

CATX      Companies Agency of Texas, Inc.         2000 Westwood Drive, Wausau, WI 54401       WSC                      TX

CAI       Companies Agency, Inc.                  2000 Westwood Drive, Wausau, WI 54401       WSC         100%         WI

CAATX     Companies Annuity Agency of Texas,      2000 Westwood Drive, Wausau, WI 54401       WSC                      TX
          Inc.

CIC       Consolidated Insurance Company          62 Maple Avenue, Keene, NH 03431            LIH         100%         IN

CVC       Copley Venture Capital                  175 Berkeley Street, Boston, MA 02117       LPCHI       100%         MA

CSC       Countrywide Services Corporation        2000 Westwood Drive, Wausau, WI 54401       WSC         100%         DE

CRED      Crediprimas                             Calle 71 A #6-30 Piso 3, Bogota, D.C.       LICOL     71.06%         Colombia
                                                  Republica de Colombia

                                                                                              LLIB      27.49%

D S I     Diversified Settlements, Inc.           62 Maple Avenue, Keene, NH 03431            LICP&C      100%         NH

EIOW      Employers Insurance Company of Wausau   2000 Westwood Drive, Wausau, WI 54401       LMGI        100%         WI

ESGA      Employers Safety Group Association,     2310 A-Z Park Road, Lakeland, FL 33801      BEIC        100%         FL
          Inc.

EIC       Excelsior Insurance Company             62 Maple Avenue, Keene, NH 03431            LIH         100%         NH

FSAI      First State Agency, Inc.                62 Maple Avenue, Keene, NH 03431            LUSA        100%         KY

FLSAI     Florida State Agency, Inc.              62 Maple Avenue, Keene, NH 03431            LUSA        100%         FL

GLOBE     Globe American Casualty Company         350 East 96th Street, Indianapolis, IN      LIH         100%         OH
                                                  46240

GEIC      Golden Eagle Insurance Corp.            525 B Street, San Diego, CA 92101           LMIC        100%         CA

GSAIFI    Gulf State AIF, Inc.                    5910 North Central Expressway, Dallas, TX   LIHUSP&C    100%         TX
                                                  75206

HC        Harewood Corporation                    17810 Meeting House Road, Sandy Spring,     MMIC        100%         MD
                                                  MD 20860

HWIC      Hawkeye-Security Insurance Company      N14 W24200 Tower Place, Pewaukee, WI 53072  AACA        100%         WI

HIAIL     Helmsman Insurance Agency of            175 Berkeley Street, Boston, MA 02117       HIA         100%         IL
          Illinois, Inc.

HIATX     Helmsman Insurance Agency of Texas,     175 Berkeley Street, Boston, MA 02117       HIA         100%         TX
          Inc.

HIA       Helmsman Insurance Agency, Inc.         175 Berkeley Street, Boston, MA 02117       LMIC         90%         MA

                                                                                              FIRE         10%

HMSI      Helmsman Management Services, Inc.      175 Berkeley Street, Boston, MA 02117       LMIC         90%         MA

                                                                                              FIRE         10%

HSHF      Heritage-Summit Healthcare of           2310 A-Z Park Road, Lakeland, FL 33801      SHH         100%         FL
          Florida, Inc.

HYIALLC   High Yield Investment Advisors, LLC     175 Berkeley Street, Boston, MA 02117       AFIC      3.125%         DE

                                                                                              AACC      3.125%

                                                                                              AACA      3.125%

                                                                                              BCIC      3.125%

                                                                                              BEIC      3.125%

                                                                                              CCIC      3.125%

                                                                                              CIC       3.125%

                                                                                              EIOW      3.125%

                                                                                              EIC       3.125%

                                                                                              GLOBE     3.125%

                                                                                              GEIC      3.125%

                                                                                              IIC       3.125%

                                                                                              LICA      3.125%

                                                                                              LIUI      3.125%

                                                                                              LLAC      3.125%

                                                                                              LNW       3.125%

                                                                                              CUMIS     3.125%

                                                                                              LSIC      3.125%

                                                                                              LM        3.125%

                                                                                              MNB       3.125%

                                                                                              MAFCC     3.125%

                                                                                              MWIC      3.125%

                                                                                              MIDC      3.125%

                                                                                              MMIC      3.125%

                                                                                              PIC       3.125%

                                                                                              SDIC      3.125%

                                                                                              FIRST     3.125%

                                                                                              NIC       3.125%

                                                                                              TIC       3.125%

                                                                                              WBIC      3.125%

                                                                                              WGIC      3.125%

                                                                                              WUIC      3.125%

IIC       Indiana Insurance Company               62 Maple Avenue, Keene, NH 03431            LIH         100%         IN

ISG       Inversora Segucar C.A.                  Avenida Francisco de Miranda, Torre         CAVSC     99.99%         Venezuela
                                                  Seguros Venezuela, Nivel C-1, Centro
                                                  Commercial El Parque, Los Palas Grandes,
                                                  Caracas, Venezuela.

ICCC      Inversosa Centro Commercial C.A.        Avenida Francisco de Miranda, Torre         CAVSC       100%         Venezuela
                                                  Seguros Venezuela, Nivel C-1, Centro
                                                  Commercial El Parque, Los Palas Grandes,
                                                  Caracas, Venezuela

KHLLC     Kellen Holdings, LLC                    175 Berkeley Street, Boston, MA 02117       LEHLLC      100%         DE

KTCL      Kritiya Tun Company, Ltd                87/1 Capitol Tower, All Seasons Place,      LIHKL     48.98%         Thailand
                                                  18th Floor, Wireless Road, Khwaeng
                                                  Lumpini, Khet Pathumwan, Bangkok, Thailand

LLIB      La Libertad                             Calle 71 A #6-30 Piso 3, Bogota, D.C.       LSEG      85.11%         Colombia
                                                  Republica de Colombia
                                                                                              VIDA      14.85%

LEHLLC    LEH China                               175 Berkeley Street, Boston, MA 02117       LEHLLC      100%         DE

LEXCO     Lexco Limited                           73 Front Street, Hamilton HM11, Bermuda     LMT         100%         Bermuda

LICOL     LI (Colombia) Holdings Limited          Cedar House, 41 Cedar Avenue, Hamilton      LATIN       100%         Bermuda
                                                  HM12, Bermuda

ART       Liberty ART                             Av. Presidente Roque Saenz Pena 636, 8th    LATIN     99.90%         Argentina
                                                  Floor, City of Buenos Aires Argentina

LAC       Liberty Assignment Corporation          175 Berkeley Street, Boston, MA 02117       LLAC        100%         DE

LCHL      Liberty Canada Holdings Ltd.            181 Bay Street, Suite 1000 Toronto,         LIHI        100%         Canada
                                                  Ontario M5J 2T7

CITYH     Liberty Citystate Holdings PTE Ltd.     51 Club Street #03-00, Liberty House,       LIAPHI      100%         Singapore
                                                  Singapore 069428

LCMIC     Liberty County Mutual Insurance         175 Berkeley St., Boston, MA 02117          LMIC                     TX
          Company

LCCL      Liberty Corporate Capital Ltd           4th Floor, 1 Minister Court, Mincing        LEHL        100%         UK
                                                  Lane, London, EC3R 7YE

LESLLC    Liberty Employers Services, LLC         1 Liberty Centre, Portland, OR  97232       LNW         100%         OR

LEC       Liberty Energy Corporation              175 Berkeley Street, Boston, MA 02117       LMIC        100%         MA

LEGC      Liberty Energy Gulf Corporation         175 Berkeley Street, Boston, MA 02117       LEC         100%         MA

LEHLLC    Liberty Energy Holdings, LLC            175 Berkeley Street, Boston, MA 02117       LMIC        100%         DE

LEHL      Liberty Europe (Holdings) Ltd           4th Floor, 1 Minister Court, Mincing        LIHI        100%         UK
                                                  Lane, London, EC3R 7YE

LFSI      Liberty Financial Services, Inc         175 Berkeley Street, Boston, MA 02117       LMEC        100%         MA

LHGI      Liberty Hospitality Group, Inc.         175 Berkeley Street, Boston, MA 02117       LMEC        100%         DE

LIT       Liberty Information Technology, Ltd     9-21 Adelaide Street, Belfast, Northern     LMIC        100%         UK (N.
                                                  Ireland BT1 2DJ                                                      Ireland)

LICSYR    Liberty Insurance Compania de Seguros   Registro Mercantil de Vizacaya, Tomo 302,   LIHI      83.27%         Spain
          y Reaseguros, S.A.                      Libro 72, Section 3a Sociedades, Folio
                                                  110 Hoja 992

LICA      Liberty Insurance Company of America    175 Berkeley Street, Boston, MA 02117       LMIC        100%         IL

LICC      Liberty Insurance Company of Canada     675 Cochrane Drive, Unionville, Ontario     LMIC        100%         Canada
                                                  l3R 0S7, Canada

LIC       Liberty Insurance Corporation           175 Berkeley Street, Boston, MA 02117       LPCHI       100%         VT

LIGCSR    Liberty Insurance Group Compania de     Calle Obenque Numero 2, Madrid 28042,       LMIC      99.99%         Spain
          Seguros y Reaseguros, S.A.              Spain

LIH       Liberty Insurance Holdings, Inc.        175 Berkeley Street, Boston, MA 02117       LMIC        100%         DE

LIUI      Liberty Insurance Underwriters Inc.     55 Water Street, 18th Floor, New York, NY   LMIC        100%         NY
                                                  10041

LIHKL     Liberty International (HK) Limited      Suite 2616, 26th Floor, One International   LIAPHI    99.90%         Hong Kong
                                                  Finance Centre, 1 Harbour View Street,
                                                  Central, Hong Kong

LISHLLC   Liberty International (Spain)           175 Berkeley Street, Boston, MA  02117      LIHI        100%         Delaware
          Holdings, LLC

ABERD     Liberty International Aberdeen, Inc.    175 Berkeley Street, Boston, MA 02117       LIHI        100%         DE

LIAPHI    Liberty International Asia Pacific      175 Berkeley Street, Boston, MA 02117       LIHI        100%         DE
          Holdings, Inc.

LTDA      Liberty International Brasil, Ltda.     Rua Dr. Geraldo Campos Moreira, No. 110,    LIISLSCS  99.99%         Brazil
                                                  12th Floor, City of Sao Paulo, State of
                                                  Sao Paulo, Brazil                           LIHI        .01%

LIHI      Liberty International Holdings Inc.     175 Berkeley Street, Boston, MA 02117       LMT         100%         DE

LIISL     Liberty International Iberia, S.L.      Calle Obenque, 2, Madrid, Spain 28042       LISHLLC     100%         Spain

LIISLSCS  Liberty International Iberia, S.L. ,    Calle Obenque, 2, Madrid, Spain 28042       CAVSC     78.86%         Spain
          S.C.S.
                                                                                              LISHLLC   24.73%

                                                                                              LI          .01%

LIIC      Liberty International Insurance         2 Harbourmaster Place, Custom House Dock,   LIIHL     99.99%         Ireland
          Company Ltd.                            Dublin 1

LIILHK    Liberty International Insurance Ltd.    15/F., OTB Building, 160 Gloucester Road,   CITYH     33.64%         Hong Kong
                                                  Wanchai, Hong Kong

                                                                                              CIVT      66.36%

LIIHL     Liberty International Ireland           2 Harbourmaster Place, International        LIHI        100%         Ireland
          Holdings Ltd.                           Financial Services Centre, Dublin 1

LATIN     Liberty International Latin America     175 Berkeley Street, Boston, MA 02117       LIHI        100%         DE
          Holdings, LLC

LIMB      Liberty International Management        73 Front Street, Hamilton HM11, Bermuda     LMT          80%         Bermuda
          (Bermuda) Ltd.

LIUS      Liberty International Underwriting      5th Floor, 1 Minister Court, Mincing        LIHI        100%         UK
          Services Ltd                            Lane, London, EC3R 7YE

LINTU     Liberty International Underwriters      HMP Secretarial Services Limited, 2         LIIHL       100%         Ireland
          Ltd.                                    Harbourmaster Place, International
                                                  Financial Services Centre, Dublin 1

LLAC      Liberty Life Assurance Company of       175 Berkeley Street, Boston, MA 02117       LLHI        100%         MA
          Boston

LLDLLC    Liberty Life Distributors LLC           175 Berkeley Street, Boston, MA 02117       LLAC        100%         DE

LLHI      Liberty Life Holdings Inc. (formerly    175 Berkeley Street, Boston, MA  02117      LMIC         90%         DE
          known as Liberty Mutual Property -
          Casualty Holding Corporation)                                                       FIRE         10%

LLSLLC    Liberty Life Securities LLC             175 Berkeley Street, Boston, MA 02117       LLAC        100%         DE

LLOYDS    Liberty Lloyds of Texas Insurance Co.   175 Berkeley Street, Boston, MA 02117       LMIC                     TX

LMS       Liberty Management Services, Inc.       One Liberty Centre, Portland, OR 97232      LNW         100%         OR

LMT       Liberty Massachusetts Trust             175 Berkeley Street, Boston, MA 02117       LMIC        100%         MA

LMHI      Liberty Mexico Holdings Inc.            175 Berkeley Street, Boston, MA 02117       LIHI        100%         MA

LMHSA     Liberty Mexico Holdings S.A. de C.V.    175 Berkeley Street, Boston, MA             LMHI      99.99%         Mexico

LMB       Liberty Mutual (Bermuda) Ltd.           73 Front Street, Hamilton HM11, Bermuda     LMT         100%         Bermuda

LMCC      Liberty Mutual Capital Corporation      175 Berkeley Street, Boston, MA 02117       LMIC        100%         DE
          (Boston)

LMCILLC   Liberty Mutual Community Investors,     175 Berkeley Street, Boston, MA 02117       LMIA        100%         MA
          LLC

LMEC      Liberty Mutual Equity Corporation       175 Berkeley Street, Boston, MA 02117       LMIC        100%         MA

FIRE      Liberty Mutual Fire Insurance Company   175 Berkeley Street, Boston, MA 02117       LMGI        100%         MA

LMGI      Liberty Mutual Group Inc                175 Berkeley Street, Boston, MA 02117       LMHCMHI     100%         MA

LMHCI     Liberty Mutual Holding Company Inc      175 Berkeley Street, Boston, MA 02117       N/A         100%         MA

LMIC      Liberty Mutual Insurance Company        175 Berkeley Street, Boston, MA 02117       LMGI        100%         MA

LMUK      Liberty Mutual Insurance Company        4th Floor, 1 Minister Court, Mincing        LEHL      99.14%         UK
          (U.K.) Ltd                              Lane, London, EC3R 7YE
                                                                                              FIRE      0.86%

LMIA      Liberty Mutual Investment Advisors LLC  175 Berkeley Street, Boston, MA 02117       LMIC         99%         MA

                                                                                              LMCC          1%

LMMC      Liberty Mutual Managed Care, Inc.       175 Berkeley Street, Boston, MA 02117       LMIC        100%         MA

LMMB      Liberty Mutual Management (Bermuda)     73 Front Street, Hamilton HM11, Bermuda     LMB         100%         Bermuda
          Ltd.

LNW       Liberty Northwest Insurance             One Liberty Centre, Portland, OR 97232      LPCHI       100%         OR
          Corporation

LPDIL     Liberty Pacific Direct Investments      33/F Jardine House, 1 Connaught Place,      LMIC      96.83%         Hong Kong
          Limited                                 Central, Hong Kong
                                                                                              LEHLLC    3.17%

PAUL      Liberty Paulista Seguros                Rua Dr. Geraldo Campos Moreira 110,         LTDA      98.28%         Brazil
                                                  Brooklin Novo 04571-020 Sao Paulo - SP -
                                                  Brazil

CUMIS     Liberty Personal Insurance Company      175 Berkeley Street, Boston, MA 02117       LMIC        100%         MI
          (formerly CUMIS)

LPCHI     Liberty Property-Casualty Holdings      175 Berkeley Street, Boston, MA  02117      LMEC        100%         MA
          Inc. (formerly known as Liberty
          Financial Companies, Inc.)

LRBL      Liberty Re (Bermuda) Limited            73 Front Street, Hamilton HM11, Bermuda     LMIC        100%         Bermuda

LREC      Liberty Real Estate Corporation         175 Berkeley Street, Boston, MA 02117       LMEC        100%         MA

LCRMS     Liberty Risk Services Argentina S.A.    Moreno 401, Buenos Aires, Argentina         LATIN     99.99%         Argentina
          (formerly known as Liberty Consulting
          & Risk Management Services S.A.)

LRSV      Liberty Risk Services de Venezuela      Avenida Francisco de Miranda, Torre         LATIN       100%         Venezuela
          S.A.                                    Seguros Venezuela, Nivel C-1, Centro
                                                  Commercial El Parque, Los Palas Grandes,
                                                  Caracas, Venezuela

LRSUK     Liberty Risk Services Limited           400 Capability Green, Luton,                LEHL        100%         UK
                                                  Bedfordshire, LU1 3LU

LSI       Liberty Sanibel Limited Partnership     175 Berkeley Street, Boston, MA 02117       LREP      98.67%         MA

                                                                                              ARELP      1.33%

LSII      Liberty Sanibel II Limited Partnership  175 Berkeley Street, Boston, MA 02117       LSI       99.99%         MA

                                                                                              ARELP      0.01%

LSASA     Liberty Seguros Argentina, S.A          Av. Pte. Roque Saenz Pena 636, 6th Floor,   LATIN     99.99%         Argentina
                                                  City of Buenos Aires, Argentina

VIDA      Liberty Seguros de Vida, S.A.           Calle 71 A #6-30 Piso 3, Bogota, D.C.       LSEG      57.59%         Colombia
                                                  Republica de Colombia

                                                                                              LILA      42.41%

LSEG      Liberty Seguros S.A.                    Calle 71 A #6-30 Piso 3, Bogota, D.C.       LILA      94.71%         Colombia
                                                  Republica de Colombia
                                                                                              LICOL      5.26%

LSIC      Liberty Surplus Insurance Corp.         175 Berkeley Street, Boston, MA 02117       LMIC        100%         NH

LSML      Liberty Syndicate Management Ltd.       1 Minister Court, Mincing Lane, London,     LEHL        100%         UK
                                                  EC3R 7YE

LUSA      Liberty-USA Corporation                 175 Berkeley Street, Boston, MA 02117       LIH         100%         DE

LICP&C    LIH US P&C Corporation                  175 Berkeley Street, Boston, MA 02117       LIH         100%         DE

LIHRE     LIH-Re of America Corp.                 62 Maple Avenue, Keene, NH 03431            LUSA        100%         DE

LIIA      LIIA Insurance Agency, Inc.             175 Berkeley Street, Boston, MA 02117       HIA                      TX

LILA      LILA (Colombia) Holdings Limited        41 Cedar Avenue, Hamilton HM12, Bermuda     LATIN       100%         Bermuda

LLSIANV   LLS Insurance Agency of Nevada, Inc.    175 Berkeley Street, Boston, MA 02117       LLAC        100%         NV

LM        LM Insurance Corporation                175 Berkeley Street, Boston, MA 02117       LMIC        100%         IA

LMHCMHI   LMHC Massachusetts Holdings Inc         175 Berkeley Street, Boston, MA 02117       LMGI        100%         MA

LREP      LRE Properties, Inc.                    175 Berkeley Street, Boston, MA 02117       LMEC        100%         MA

MDCC      Managed Dental Care of Canada Inc.      181 Bay Street, Suite 1000, Toronto,        OTAR        100%         Canada
                                                  Ontario M5J 2T7

MIS       Marine Insurance Services Pte. Ltd.     20 Cecil Street, #18-01, The Exchange,      CITYI        50%         Singapore
                                                  Singapore 049795

MNB       Merchants & Business Men's Mutual       2201 North Front Street, Harrisburg, PA     LMIC                     PA
          Insurance Company                       17110

MHG       Merchants Holding Corporation           2201 North Front Street, Harrisburg, PA     MNB         100%         PA
                                                  17110

MAAI      Mid-American Agency, Inc.               62 Maple Avenue, Keene, NH 03431            LUSA        100%         IN

MAFCC     Mid-American Fire and Casualty Company  62 Maple Avenue, Keene, NH 03431            LIH         100%         OH

MAI       Missouri Agency, Inc.                   62 Maple Avenue, Keene, NH 03431            LUSA        100%         MO

MIDC      Montgomery Indemnity Company            17810 Meeting House Road, Sandy Spring,     HC          100%         DE
                                                  MD 20860

MMIC      Montgomery Mutual Insurance Company     17810 Meeting House Road, Sandy Spring,     LMIC                     DE
                                                  MD 20860

NIICL     Narai International Insurance Company   499/9-11 Moo 3, Benchachinda Building       TKCL      55.76%         Thailand
          Limited                                 4th, 5th, 6th Floor, Vibhavadi Rangsit
                                                  Road, Khwaeng Ladyao, Khet Chatuchak,       LIAPHI    24.99%
                                                  Bangkok Metropolis, Thailand

NIA       National Insurance Association          350 East 96th Street, Indianapolis, IN      Control-                 Indiana
                                                  46240                                       LMIC

NPIN      North Pacific Insurance Company         1 Liberty Centre, Portland, OR 97232        LNW         100%         OR

OAC       Automobile Insurance Company            1 Liberty Centre, Portland, OR 97232        LNW         100%         OR

PTLII     P.T. Liberty International Indonesia)   In liquidation                              LIAPHI    99.99%         Indonesia

PIIC      Peerless Indemnity Insurance Company    3333 Warrenville Road, Lisle, IL 60532      LUSA        100%         IL

PIC       Peerless Insurance Company              62 Maple Avenue, Keene, NH 03431            LIH         100%         NH

RCSA      Reaseguradora Caracas S.A.              Avenida Francisco de Miranda, Torre         CAVSC     99.99%         Venezuela
                                                  Seguros Venezuela, Nivel C-1, Centro
                                                  Commercial El Parque, Los Palas Grandes,
                                                  Caracas, Venezuela

RI        ReCover, Inc.                           2000 Westwood Drive, Wausau, WI 54401       WSC         100%         TX

SDIC      San Diego Insurance Company             525 B Street, San Diego, CA 92101           GEIC        100%         CA

CAVSC     Seguros Caracas de Liberty Mutual       Avenida Francisco de Miranda, Torre         LATIN     99.11%         Venezuela
          S.A.                                    Seguros Venezuela, Nivel C-1, Centro
                                                  Commercial El Parque, Los Palas Grandes,
                                                  Caracas, Venezuela

SAII      State Agency, Inc. (Indiana)            62 Maple Avenue, Keene, NH 03431            LUSA        100%         IN

SAWI      State Agency, Inc. (Wisconsin)          62 Maple Avenue, Keene, NH 03431            LUSA        100%         WI

SIG       Stuart Insurance Group Ltd.             73 Front Street, Hamilton HM11, Bermuda     LMT       19.50%         Bermuda

SCMI      Summit Claims Management, Inc.          2310 A-Z Park Road, Lakeland, FL 33801      SCI         100%         FL

SCI       Summit Consulting, Inc.                 2310 A-Z Park Road, Lakeland, FL 33801      SHC         100%         FL

SCIL      Summit Consulting, Inc. of Louisiana    2310 A-Z Park Road, Lakeland, FL 33801      SCI         100%         LA

SHH       Summit Healthcare Holdings, Inc.        2310 A-Z Park Road, Lakeland, FL 33801      SHC         100%         FL

SHC       Summit Holding Corporation              2310 A-Z Park Road, Lakeland, FL 33801      SHS         100%         FL

SHS       Summit Holding Southeast, Inc.          2310 A-Z Park Road, Lakeland, FL 33801      LMIC        100%         FL

SLCS      Summit Loss Control Services, Inc.      2310 A-Z Park Road, Lakeland, FL 33801      SCI         100%         FL

TEILLC    Tara Energy Investments, LLC            175 Berkeley Street, Boston, MA 02117       LEHLLC      100%         DE

FIRST     The First Liberty Insurance             175 Berkeley Street, Boston, MA 02117       LMIC        100%         IA
          Corporation

MWIC      The Midwestern Indemnity Company        62 Maple Avenue, Keene, NH 03431            LIH         100%         OH

NCI       The National Corporation                350 East 96th Street, Indianapolis, IN      LUSA        100%         IN
                                                  46240

NIC       The Netherlands Insurance Company       62 Maple Avenue, Keene, NH 03431            LIH         100%         NH

TKCL      Tun Kaokali Company, Ltd                87/1 Capitol Tower, All Seasons Place,      KTCL      99.99%         Thailand
                                                  18th Floor, Wireless Road, Khwaeng
                                                  Lumpini, Khet Pathumwan, Bangkok, Thailand

TIS       Turnkey Insurance Services, Inc.        2310 A-Z Park Road, Lakeland, FL 33801      TRI         100%         FL

TRI       Turnkey Resources, Inc.                 2310 A-Z Park Road, Lakeland, FL 33801      SCI         100%         FL

UEI       US Employers Insurance Company, Inc.    2310 A-Z Park Road, Lakeland, FL 33801      BEIC        100%         Virgin
                                                                                                                       Islands

WB        Wausau (Bermuda) Ltd.                   73 Front Street, Hamilton HM11, Bermuda     EIOW        100%         Bermuda

WBIC      Wausau Business Insurance Company       2000 Westwood Drive, Wausau, WI 54401       WSC         100%         WI

WGIC      Wausau General Insurance Company        2000 Westwood Drive, Wausau, WI 54401       WSC         100%         WI

WHI       Wausau Holdings Inc.                    2000 Westwood Drive, Wausau, WI 54401       EIOW        100%         DE

WICUK     Wausau Insurance Co. (U.K.) Limited     2000 Westwood Drive, Wausau, WI 54401       LMIC        100%         UK

WSC       Wausau Service Corporation              2000 Westwood Drive, Wausau, WI 54401       LMIC        100%         WI

WUIC      Wausau Underwriters Insurance Company   2000 Westwood Drive, Wausau, WI 54401       WSC         100%         WI

WHS       Workwell Health & Safety, Inc.          175 Berkeley Street, Boston, MA 02117       LMIC        100%         Michigan



ITEM 30 - INDEMNIFICATION


Article XV of Liberty Life Assurance Company of Boston's By-Law provides: "The company shall, except as hereinafter provided, indemnify and reimburse each director, former director, officer and former officer, and his heirs and legal representatives, for and against all loss, liability and expense, whether heretofore or hereafter imposed upon or incurred by him in connection with any pending or future action, suit, proceeding or claim in which he may be involved, or with which he may be threatened, by reason of any alleged act or omission as a director or an officer of the company. Such loss, liability and expense shall include, but not be limited to, judgments, court costs, attorneys' fees and the cost of reasonable settlements. Such indemnification and reimbursement shall not cover (a) judgments, expenses or liabilities, rendered, imposed or incurred in connection with any item or matter as to which such director or officer shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his action was in the best interests of the company; or
(b) loss, liability or expense imposed or incurred in connection with any item or matter which shall be settled without final adjudication unless such settlement shall have been approved as in the best interests of the company (1) by vote of the board at a meeting in which no director participates against whom as such director any suit or proceeding on the same or similar grounds is then pending or threatened or (2) by vote of the stockholders. The foregoing rights of indemnification and reimbursement shall be in addition to any rights to which any director, former director, officer or former officer, and the heirs and legal representatives of each, may otherwise be entitled as a matter of law."

"Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Section 12.2 of the Operating Agreement for Liberty Life Distributors LLC (together with any successor company, the "Company") states: "Indemnification.
(a) The Managers shall be fully indemnified, defended and held harmless, absolutely, irrevocably and forever, by the Company from and against any and all claims, demands, liabilities, costs, damages and causes of action, of any nature whatsoever, arising out of or incidental to the Manager's management of the Company affairs, except where the claim at issue is based upon the fraud, gross negligence or willful misconduct of a Manager, or the breach by a Manager of any provision of this Agreement, the result of which is adverse to the Company or to any Manager. (b) The indemnification provided by Subsection 12.2 (a) shall be made solely and entirely from assets of the Company, and no Member [i.e., a person that owns a membership interest in the Company] shall be personally liable to the indemnitee in connection therewith. (c) In any proceeding brought by or in the right of the Company or brought by or on behalf of Members, there shall not be any damages assessed against a Manager or a Member arising out of any transaction, occurrence or course of conduct. The aforesaid elimination of liability of a Manager or a Member shall not be applicable if the Manager or Member engaged in fraud, gross negligence, willful misconduct or the breach of any provision of this Agreement."

ITEM 31 - PRINCIPAL UNDERWRITER

(a)  Other Activity.  Not applicable

(b) Management. The following information is provided with respect to the officers and directors of Liberty Life Distributors LLC

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH UNDERWRITER
John B. Conners                            Chairman of the Board of Managers

J. Paul Condrin, III                       Manager

A. Alexander Fontanes                      Manager

John A. Tymochko                           Manager

Christopher C. Mansfield                   Manager

John T. Treece                             President

Margaret Dillon                            Treasurer

Stephen Batza                              Assistant Treasurer

Dexter R. Legg                             Secretary

Anne G. Delaney                            Vice President --  Administration

Gary J. Ostrow                             Vice President

William J. O'Connell                       Assistant Secretary

Diane S. Bainton                           Assistant Secretary

James R. Pugh                              Assistant Secretary

Lee W. Rabkin                              Assistant Secretary

The principal business address of Mr. Treece is 100 Liberty Way, Dover, New Hampshire 03820-5808. The principal business address of the remaining officers and managers is 175 Berkeley Street, Boston, Massachusetts 02117.

(c) Compensation from the Registrant. The following table shows all commissions and other compensation received by Liberty Life Distributors, LLC, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                           (2)
(1)                        NET UNDERWRITING          (3)                        (4)
NAME OF PRINCIPAL          REDEMPTION                COMPENSATION ON            BROKERAGE        (5)
DISCOUNTS AND              COMMISSIONS               COMMISSIONS                COMPENSATION     OTHER UNDERWRITER
-----------------          ----------------          ---------------            ------------     -----------------
Liberty Life
Distributors, LLC

2002                       $0                        $0                         $545,176         $0
--------------------------------------------------------------------------------------------------------------

2001                       $0                        $0                         $1,214,319       $0
--------------------------------------------------------------------------------------------------------------

2000                       $0                        $0                         $678,795         $0
--------------------------------------------------------------------------------------------------------------

Liberty Life Distributors, LLC pays out all commissions received to the selling broker-dealers.

ITEM 32 - LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained by Liberty Life Assurance Company of Boston at 100 Liberty Way, Dover, New Hampshire 03820 or at 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 33 - MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 34 - FEE REPRESENTATION


Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Modified Single Payment Variable Universal Life Insurance Contracts hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of April 2003.


By:  Llac Variable Account
     ---------------------
     Registrant


By:  /s/ William J. O'Connell
     ------------------------
     William J. O'Connell
     Assistant General Counsel and Assistant Secretary


By:  Liberty Life Assurance Company of Boston
     ----------------------------------------
     Depositor


By:  /s/ William J. O'Connell
     ------------------------
     William J. O'Connell
     Assistant General Counsel and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2003.


/s/ Edmund F. Kelly*
--------------------
Edmund F. Kelly
President, Chief Executive Officer and Chairman of the Board

/s/ J. Paul Condrin*
--------------------
J. Paul Condrin, III
Director, Vice President, Principal Financial and Principal Accounting Officer

/s/ John B. Conners*
--------------------
John B. Conners
Director

/s/ A. Alexander Fontanes*
--------------------------
A. Alexander Fontanes
Director and Vice President

/s/ Christopher C. Mansfield*
-----------------------------
Christopher C. Mansfield
Director

/s/ Jean M. Scarrow*
--------------------
Jean M. Scarrow
Director and Chief Operating Officer - Group

/s/ John A. Tymochko*
---------------------
John A. Tymochko
Director and Chief Operating Officer - Individual

/s/ Juliana M. Coyle*
---------------------
Juliana M. Coyle
Treasurer

*By:   /s/ William J. O'Connell
       ------------------------
       William J. O'Connell
       Assistant General Counsel and Assistant Secretary
       Attorney-in-fact
       Pursuant to Power of Attorney

*William J. O'Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 18 of this Registration Statement.

                                  EXHIBIT INDEX


8         (e)(4) Amendment 2 to Participation Agreement among Liberty Life
     Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc.



12.       (a) Actuarial Opinion of Christopher R. Poirier, FSA, MAAA

13.       (a) Illustration Sample Calculation

14.       (a) Consent of Independent Auditors